UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Capital Growth Fund
Schedule of Portfolio Invesments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.5%

Common Stocks — 99.5%

Aerospace & Defense — 2.5%
88	Precision Castparts Corp.	12,963
184	Rockwell Collins, Inc.	13,443
		26,406

Auto Components — 3.8%
146	BorgWarner, Inc.	13,327
744	Gentex Corp. (c)	15,949
220	WABCO Holdings, Inc.	10,285
		39,561

Biotechnology — 1.0%
143	Celgene Corp. (a)	10,183

Capital Markets — 5.2%
68	Affiliated Managers Group, Inc. (a) (c)	8,607
190	Investment Technology Group, Inc. (a)	8,153
231	Lazard Ltd., Class A (Bermuda)	9,778
146	Northern Trust Corp.	9,656
188	T. Rowe Price Group, Inc.	10,475
431	TD AMERITRADE Holding Corp. (a)	7,847
		54,516

Chemicals — 1.3%
284	Ecolab, Inc.	13,386

Commercial Services & Supplies — 3.5%
445	Corrections Corp. of America (a)	11,643
228	Stericycle, Inc. (a)	13,010
385	Waste Connections, Inc. (a)	12,227
		36,880

Communications Equipment — 1.5%
182	Harris Corp.	10,489
188	Polycom, Inc. (a)	5,050
		15,539

Computers & Peripherals — 2.2%
302	Network Appliance, Inc. (a)	8,113
124	SanDisk Corp. (a)	6,838
294	Seagate Technology (Cayman Islands)	7,518
		22,469

Construction & Engineering — 2.0%
228	McDermott International, Inc. (a)	12,341
323	Quanta Services, Inc. (a) (c)	8,535
		20,876

Diversified Consumer Services — 3.7%
216	Apollo Group, Inc., Class A (a)	12,992
67	ITT Educational Services, Inc. (a)	8,141
306	Weight Watchers International, Inc.	17,585
		38,718

Diversified Telecommunication Services — 1.5%

705	Time Warner Telecom, Inc., Class A (a) (c)	15,489

Electrical Equipment — 4.2%
282	General Cable Corp. (a)	18,935
113	Genlyte Group, Inc. (a)	7,236
272	Roper Industries, Inc. (c)	17,783
		43,954

Electronic Equipment & Instruments — 2.9%
563	Amphenol Corp., Class A	22,373
150	FLIR Systems, Inc. (a)	8,331
		30,704

Energy Equipment & Services — 4.2%
145	Cameron International Corp. (a)	13,354
163	Noble Corp.	8,015
168	Oceaneering International, Inc. (a)	12,727
132	W-H Energy Services, Inc. (a)	9,713
		43,809

Food & Staples Retailing — 0.6%
133	Whole Foods Market, Inc.	6,497

Food Products — 0.9%
149	Wm. Wrigley, Jr., Co.	9,557

Gas Utilities — 1.0%
199	Questar Corp.	10,475

Health Care Equipment & Supplies — 3.8%
95	Beckman Coulter, Inc.	7,007
207	Cytyc Corp. (a)	9,840
202	Hologic, Inc. (a) (c)	12,322
92	IDEXX Laboratories, Inc. (a)	10,082
		39,251

Health Care Providers & Services — 5.2%
92	Coventry Health Care, Inc. (a)	5,742
209	DaVita, Inc. (a)	13,173
97	Health Net, Inc. (a)	5,237
80	Humana, Inc. (a)	5,611
272	Lincare Holdings, Inc. (a)	9,969
352	VCA Antech, Inc. (a)	14,709
		54,441

Health Care Technology — 1.1%
187	Cerner Corp. (a) (c)	11,167

Hotels, Restaurants & Leisure — 2.5%
489	Burger King Holdings, Inc.	12,457
181	Panera Bread Co., Class A (a) (c)	7,373
183	Tim Hortons, Inc. (Canada)	6,377
		26,207

Household Durables — 0.9%
81	Garmin Ltd. (Cayman Islands) (c)	9,612

Insurance — 3.2%
75	Everest Re Group Ltd. (Bermuda)	8,257
198	National Financial Partners Corp.	10,469
197	Philadelphia Consolidated Holding Co. (a)	8,132
291	Security Capital Assurance Ltd. (Bermuda)	6,646

33,504

Internet Software & Services — 0.7%
177	DealerTrack Holdings, Inc. (a)	7,404

IT Services — 3.8%
507	Genpact Ltd. (Bermuda) (a) (c)	8,600
51	MasterCard, Inc., Class A	7,532
540	VeriFone Holdings, Inc. (a) (c)	23,938
		40,070

Life Sciences Tools & Services — 1.7%
144	Covance, Inc. (a)	11,194
122	Illumina, Inc. (a) (c)	6,335
		17,529

Machinery — 0.5%
125	Pall Corp.	4,866

Media — 1.4%
317	DreamWorks Animation SKG, Inc., Class A (a)	10,604
74	Morningstar, Inc. (a)	4,525
		15,129

Metals & Mining — 0.7%
139	Century Aluminum Co. (a)	7,308

Multiline Retail — 1.5%
199	Dollar Tree Stores, Inc. (a)	8,071
442	Saks, Inc.	7,579
		15,650

Office Electronics — 1.1%
325	Zebra Technologies Corp. (a)	11,856

Oil, Gas & Consumable Fuels — 4.0%
366	Cabot Oil & Gas Corp.	12,872
363	Forest Oil Corp. (a) (c)	15,602
311	Southwestern Energy Co. (a)	13,003
		41,477

Personal Products — 0.9%
372	Bare Escentuals, Inc. (a) (c)	9,257

Pharmaceuticals — 2.9%
156	Allergan, Inc.	10,044
312	Elan Corp. plc ADR (Ireland) (a) (c)	6,558
183	Shire Pharmaceuticals Group plc ADR (United Kingdom)	13,509
		30,111

Semiconductors & Semiconductor Equipment — 7.1%
426	Altera Corp.	10,258
230	Broadcom Corp., Class A (a)	8,383
121	FormFactor, Inc. (a)	5,374
221	KLA-Tencor Corp.	12,333
131	MEMC Electronic Materials, Inc. (a)	7,681
246	Microchip Technology, Inc.	8,938
422	NVIDIA Corp. (a)	15,304
158	Tessera Technologies, Inc. (a)	5,918
		74,189

Software — 5.5%
228	Adobe Systems, Inc. (a) (m)	9,950

256	Amdocs Ltd. (United Kingdom) (a)	9,506
357	ANSYS, Inc. (a)	12,185
216	Autodesk, Inc. (a)	10,808
140	Electronic Arts, Inc. (a)	7,839
91	NAVTEQ Corp. (a)	7,072
		57,360

Specialty Retail — 5.6%
393	AnnTaylor Stores Corp. (a)	12,449
54	AutoZone, Inc. (a)	6,225
335	Barnes & Noble, Inc.	11,826
240	GameStop Corp., Class A (a)	13,547
205	PetSmart, Inc.	6,530
149	Tiffany & Co.	7,774
		58,351

Wireless Telecommunication Services — 3.4%
232	American Tower Corp., Class A (a)	10,084
158	NII Holdings, Inc. (a)	12,980
270	Rogers Communications, Inc. (Canada), Class B	12,288
		35,352
	Total Common Stocks
	(Cost $817,194)	1,039,110

Short-Term Investment — 0.9%

Investment Company — 0.9%	9,669	JPMorgan Prime Money Market Fund,
		Institutional Class, (b) (m)
		(Cost $9,669)	9,669

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 6.1%

Corporate Notes — 5.0%
5,850	Alliance and Leicester plc, (United Kingdom),
	FRN, 5.83%, 09/02/08	5,850
6,000	Banque Federative du Credit Mutuel, (France),
	FRN, 5.81%, 08/01/08	6,000
6,996	Beta Finance, Inc.,
	FRN, 4.89%, 02/20/09	6,996
6,500	Dorada Finance Inc.,
	FRN, 4.87%, 01/14/08	6,500
4,000	Links Finance LLC,
	FRN, 4.87%, 10/15/07	3,400
6,000	Macquarie Bank Ltd., (Australia),
	FRN, 5.17%, 08/20/08	6,000
6,000	Metropolitan Life Global Funding,
	FRN, 5.13%, 08/21/08	6,000
8,000	National City Bank Cleveland,
	FRN, 4.83%, 10/04/07	8,000
3,500	Sigma Finance Inc.,
	FRN, 4.87%, 10/24/07	3,500
		52,246

Repurchase Agreements — 1.1%

11,152	Banc of America Securities LLC, 5.10%, dated
	09/28/07, due 10/01/07, repurchase price $11,157,
	collateralized by U.S. Government Agency Mortgages	11,152

Total Investments of Cash Collateral for Securities on Loan
(Cost $63,398)	63,398

Total Investments — 106.5%
(Cost $890,261)	1,112,177

Liabilities in Excess of Other Assets — (6.5)%	(67,984)

NET ASSETS — 100.0%	$1,044,193

Percentages indicated are based on net assets

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
$234,309
Aggregate gross unrealized appreciation	(12,393)
Aggregate gross unrealized depreciation	$221,916
Net unrealized appreciation/depreciation

Federal income tax cost of investments	$890,261

JPMorgan Disciplined Equity Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 99.6%

Common Stocks — 99.6%

Aerospace & Defense — 3.2%
15	Boeing Co.	1,575
19	Goodrich Corp.	1,262
34	Northrop Grumman Corp.	2,621
46	United Technologies Corp.	3,726
		9,184

Auto Components — 0.9%
21	Johnson Controls, Inc.	2,433

Beverages — 0.7%
34	Coca-Cola Co. (The)	1,925

Biotechnology — 1.4%
41	Amgen, Inc. (a)	2,342
12	Celgene Corp. (a)	827
19	Gilead Sciences, Inc. (a)	777
		3,946

Building Products — 0.0% (g)
--(h)	Masco Corp.	9

Capital Markets — 3.3%
51	Bank of New York Mellon Corp. (The)	2,265
1	Bear Stearns Cos., Inc. (The) (c)	123
1	Goldman Sachs Group, Inc. (The)	195
4	Lehman Brothers Holdings, Inc.	259
14	Merrill Lynch & Co., Inc.	1,019
48	Morgan Stanley	3,043
22	State Street Corp.	1,493
55	TD AMERITRADE Holding Corp. (a)	1,008
		9,405

Chemicals — 2.4%
10	Air Products & Chemicals, Inc.	939
67	Dow Chemical Co. (The)	2,876
10	Praxair, Inc.	871
41	Rohm & Haas Co. (c)	2,294
		6,980

Commercial Banks — 3.6%
13	Comerica, Inc.	687
7	SunTrust Banks, Inc.	514
37	TCF Financial Corp.	971
55	U.S. Bancorp	1,799
77	Wachovia Corp.	3,872
59	Wells Fargo & Co.	2,116
7	Zions Bancorp	467
		10,426

Communications Equipment — 4.2%
183	Cisco Systems, Inc. (a)	6,066
95	Corning, Inc.	2,332
17	Juniper Networks, Inc. (a)	629

67	QUALCOMM, Inc.	2,819
21	Tellabs, Inc. (a)	195
		12,041

Computers & Peripherals — 4.3%
16	Apple, Inc. (a)	2,457
3	Dell, Inc. (a)	77
15	EMC Corp. (a)	314
79	Hewlett-Packard Co.	3,933
46	International Business Machines Corp.	5,419
2	NCR Corp. (a)	100
		12,300

Consumer Finance — 0.5%
23	Capital One Financial Corp.	1,528

Diversified Financial Services — 5.7%
146	Bank of America Corp.	7,314
41	CIT Group, Inc.	1,640
148	Citigroup, Inc.	6,912
1	CME Group, Inc.	411
		16,277

Diversified Telecommunication Services — 4.2%
178	AT&T, Inc. (m)	7,531
102	Verizon Communications, Inc.	4,526
		12,057

Electric Utilities — 3.3%
48	American Electric Power Co., Inc.	2,189
55	Edison International	3,022
37	FirstEnergy Corp.	2,312
35	Northeast Utilities	991
63	Sierra Pacific Resources	993
		9,507

Electrical Equipment — 0.1%
3	Rockwell Automation, Inc.	174

Electronic Equipment & Instruments — 0.5%
38	Tyco Electronics Ltd. (Bermuda)	1,339

Energy Equipment & Services — 0.8%
14	Baker Hughes, Inc.	1,220
15	BJ Services Co.	385
9	Halliburton Co.	334
20	Patterson-UTI Energy, Inc. (c)	447
		2,386

Food & Staples Retailing — 2.0%
31	CVS/Caremark Corp.	1,217
45	Safeway, Inc.	1,500
29	SUPERVALU, Inc.	1,143
25	SYSCO Corp.	900
21	Wal-Mart Stores, Inc.	895
		5,655

Food Products — 1.7%
25	Campbell Soup Co.	914
34	General Mills, Inc.	1,967

54	Kraft Foods, Inc., Class A	1,869
4,750

Health Care Equipment & Supplies — 1.1%
16	Baxter International, Inc.	906
43	Covidien Ltd. (Bermuda) (a)	1,772
5	Medtronic, Inc.	259
2	Zimmer Holdings, Inc. (a)	138
		3,075

Health Care Providers & Services — 2.6%
46	Aetna, Inc.	2,486
12	Cigna Corp.	618
17	McKesson Corp.	999
9	Medco Health Solutions, Inc. (a)	850
8	UnitedHealth Group, Inc.	387
28	WellPoint, Inc. (a)	2,218
		7,558

Hotels, Restaurants & Leisure — 1.4%
4	International Game Technology	185
9	McDonald's Corp.	485
23	Royal Caribbean Cruises Ltd.	898
29	Starwood Hotels & Resorts Worldwide, Inc.	1,743
21	Wyndham Worldwide Corp. (c)	688
		3,999

Household Durables — 0.2%
33	Toll Brothers, Inc. (a) (c)	654

Household Products — 2.8%
35	Colgate-Palmolive Co.	2,482
77	Procter & Gamble Co.	5,444
		7,926

Industrial Conglomerates — 3.3%
10	3M Co.	936
187	General Electric Co.	7,754
13	Textron, Inc.	784
		9,474

Insurance — 4.3%
19	Aflac, Inc. (m)	1,061
27	AMBAC Financial Group, Inc. (c)	1,705
12	American International Group, Inc.	825
3	Assurant, Inc. (c)	134
33	Axis Capital Holdings Ltd. (Bermuda)	1,284
6	Chubb Corp.	343
86	Genworth Financial, Inc., Class A	2,643
5	Hartford Financial Services Group, Inc.	472
3	Lincoln National Corp.	165
26	MBIA, Inc. (c)	1,557
15	MetLife, Inc.	1,060
12	Protective Life Corp.	488
8	RenaissanceRe Holdings Ltd. (Bermuda)	490
		12,227

Internet Software & Services — 2.4%

36	eBay, Inc. (a) (c)	1,405
7	Google, Inc., Class A (a)	4,141
52	Yahoo!, Inc. (a)	1,393
		6,939

IT Services — 0.3%
10	Affiliated Computer Services, Inc., Class A (a)	482
10	Genpact Ltd. (Bermuda) (a) (c)	166
5	Paychex, Inc.	185
		833

Machinery — 2.4%
27	Caterpillar, Inc.	2,078
12	Danaher Corp. (c)	1,017
34	Dover Corp.	1,753
8	Eaton Corp.	782
12	Illinois Tool Works, Inc.	734
10	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	567
		6,931

Media — 2.1%
2	CBS Corp., Class B	72
2	EchoStar Communications Corp., Class A (a)	94
2	New York Times Co. (The), Class A (c)	40
119	News Corp., Class A	2,619
--(h)	Viacom, Inc., Class B (a)	8
88	Walt Disney Co. (The)	3,026
		5,859

Metals & Mining — 0.6%
8	Alcoa, Inc.	325
2	Freeport-McMoRan Copper & Gold, Inc.	231
12	United States Steel Corp.	1,271
		1,827

Multi-Utilities — 0.5%
43	CMS Energy Corp.	715
8	SCANA Corp.	314
18	Xcel Energy, Inc.	387
		1,416

Multiline Retail — 1.9%
18	Family Dollar Stores, Inc.	475
25	J.C. Penney Co., Inc.	1,552
30	Kohl's Corp. (a)	1,720
25	Target Corp.	1,596
		5,343

Oil, Gas & Consumable Fuels — 10.1%
1	Apache Corp.	72
33	Chevron Corp.	3,051
55	ConocoPhillips	4,827
19	Devon Energy Corp.	1,597
32	EOG Resources, Inc.	2,293
96	Exxon Mobil Corp.	8,923
20	Marathon Oil Corp.	1,163
43	Occidental Petroleum Corp.	2,755

22	Sunoco, Inc.	1,529
7	Valero Energy Corp.	457
36	XTO Energy, Inc.	2,214
		28,881

Paper & Forest Products — 0.4%
147	Domtar Corp. (Canada) (a)	1,204

Personal Products — 0.1%
10	Estee Lauder Cos., Inc. (The), Class A	425

Pharmaceuticals — 6.9%
73	Abbott Laboratories	3,909
8	Bristol-Myers Squibb Co.	216
1	Eli Lilly & Co.	51
18	Johnson & Johnson	1,183
101	Merck & Co., Inc.	5,200
97	Pfizer, Inc.	2,357
126	Schering-Plough Corp.	3,989
20	Sepracor, Inc. (a)	536
52	Wyeth	2,317
		19,758

Real Estate Investment Trusts (REITs) — 1.3%
10	Apartment Investment & Management Co.	465
5	Duke Realty Corp. (c)	155
28	Hospitality Properties Trust	1,126
17	ProLogis	1,148
1	SL Green Realty Corp. (c)	128
14	UDR, Inc. (c)	348
5	Ventas, Inc.	224
		3,594

Road & Rail — 1.6%
19	Burlington Northern Santa Fe Corp.	1,542
61	Norfolk Southern Corp.	3,151
		4,693

Semiconductors & Semiconductor Equipment — 2.5%
45	Altera Corp.	1,081
39	Broadcom Corp., Class A (a)	1,432
10	Intel Corp.	254
41	LSI Corp. (a)	301
9	National Semiconductor Corp.	244
36	Texas Instruments, Inc.	1,306
98	Xilinx, Inc.	2,567
		7,185

Software — 2.9%
256	Microsoft Corp.	7,533
34	Oracle Corp. (a)	745
		8,278

Specialty Retail — 1.3%
12	Abercrombie & Fitch Co., Class A	1,001
2	Advance Auto Parts, Inc.	50
7	Best Buy Co., Inc.	318
20	CarMax, Inc. (a) (c)	396

4	Dick's Sporting Goods, Inc. (a) (c)	235
8	Home Depot, Inc.	259
1	J Crew Group, Inc. (a)	54
1	Office Depot, Inc. (a)	29
63	Staples, Inc.	1,354
		3,696

Textiles, Apparel & Luxury Goods — 0.7%
23	Coach, Inc. (a)	1,083
16	Nike, Inc., Class B	944
		2,027

Thrifts & Mortgage Finance — 1.0%
25	Countrywide Financial Corp. (c)	472
16	Fannie Mae	973
--(h)	Freddie Mac	18
23	MGIC Investment Corp. (c)	727
11	Sovereign Bancorp, Inc. (c)	182
12	Washington Mutual, Inc.	434
		2,806

Tobacco — 1.9%
77	Altria Group, Inc.	5,340

Wireless Telecommunication Services — 0.2%
33	Sprint Nextel Corp.	627
	Total Long-Term Investments
	(Cost $186,158)	284,897

Short-Term Investments — 0.4%

Investment Company — 0.3%
944	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $944)	944

Principal Amount ($)

U.S. Treasury Obligation — 0.1%
340	U.S. Treasury Note, 5.13%, 06/30/08 (k) (n)
	(Cost $340)	343

Total Short-Term Investments
(Cost $1,284)	1,287

Investments of Cash Collateral for Securities on Loan — 3.5%

Corporate Notes — 1.4%
1,000	Alliance & Leicester plc (United Kingdom)
	FRN, 5.83%, 09/02/08	1,000
1,000	Banque Federative du Credit, (France)
	FRN, 5.81%, 08/01/08	1,000
200	Beta Finance, Inc.,
	FRN, 4.87%, 01/15/08	200
1,000	Macquarie Bank Ltd., (Australia)
	FRN, 5.17%, 08/20/08	1,000
600	Sigma Finance, Inc.,

FRN, 4.87%, 10/24/07	600
3,800

Repurchase Agreements — 2.1%
1,052	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $1,053, collateralized by U.S. Government Agency Mortgages	1,052
1,250	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $1,251, collateralized by U.S. Government Agency Mortgages	1,250
1,250	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $1,251, collateralized by U.S. Government Agency Mortgages	1,250
1,250	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $1,251, collateralized by U.S. Government Agency Mortgages	1,250
1,250	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $1,251, collateralized by U.S. Government Agency Mortgages	1,250
		6,052
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $9,852)	9,852

Total Investments — 103.5%
(Cost $197,294)	296,036

Liabilities in Excess of Other Assets — (3.5)%	(10,068)

NET ASSETS — 100.0%	$285,968

Percentages indicated are based on net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/07	Unrealized Appreciation
	Long Futures Outstanding
5	S&P 500 Index	December, 2007	$1,923	$60

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN

Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007. As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,277
Aggregate gross unrealized depreciation	(2,535)
Net unrealized appreciation/depreciation	$98,742

Federal income tax cost of investments	$197,294

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value($)

Long-Term Investments — 108.0%

Common Stocks — 64.6%

Aerospace & Defense — 2.0%
59	BAE Systems plc (United Kingdom)	595
11	Boeing Co. (m)	1,176
3	Ceradyne, Inc. (a) (m)	242
1	Curtiss-Wright Corp. (m)	28
2	Esterline Technologies Corp. (a) (m)	137
16	General Dynamics Corp. (m)	1,391
1	Goodrich Corp. (m)	96
1	Heico Corp. (m)	25
24	Honeywell International, Inc. (m)	1,401
15	Lockheed Martin Corp. (m)	1,607
3	Moog, Inc., Class A (a) (m)	141
3	Northrop Grumman Corp. (m)	226
1	Orbital Sciences Corp. (a) (m)	16
25	Raytheon Co. (m)	1,594
-(h)	Triumph Group, Inc. (m)	18
-(h)	United Industrial Corp. (m)	23
28	United Technologies Corp. (m)	2,292
		11,008

Air Freight & Logistics — 0.1%
1	Hub Group, Inc., Class A (a) (m)	42
18	TNT N.V. (Netherlands)	748
		790

Airlines — 0.3%
11	Continental Airlines, Inc., Class B (a) (m)	350
6	Copa Holdings S.A., Class A (Panama) (m)	240
16	Deutsche Lufthansa AG (Germany)	448
2	ExpressJet Holdings, Inc. (a) (m)	6
5	Republic Airways Holdings, Inc. (a) (m)	102
3	SkyWest, Inc. (m)	81
9	U.S. Airways Group, Inc. (a) (m)	247
8	UAL Corp. (a) (m)	386
		1,860

Auto Components — 1.0%
1	Aftermarket Technology Corp. (a) (m)	44
-(h)	American Axle & Manufacturing Holdings, Inc. (m)	10
1	ArvinMeritor, Inc. (m)	24
5	Compagnie Generale des Etablissements Michelin (France)	734
8	Continental AG (Germany)	1,102
28	Johnson Controls, Inc. (m)	3,301
1	Lear Corp. (a) (m)	45
2	Standard Motor Products, Inc. (m)	23
3	Tenneco, Inc. (a) (m)	99
38	TI Automotive Ltd., Class A (United Kingdom) (a) (f) (i)	-(h)
		5,382

Automobiles — 0.4%
11	DaimlerChrysler AG (Germany)	1,053

6	Renault S.A. (France)	923
1,976

Beverages — 0.4%
9	Coca-Cola Co. (The) (m)	539
76	Kirin Holdings Co., Ltd. (Japan)	1,002
10	PepsiCo, Inc. (m)	747
		2,288

Biotechnology — 0.7%
2	Acadia Pharmaceuticals, Inc. (a) (m)	23
1	Alexion Pharmaceuticals, Inc. (a) (m)	52
2	Alkermes, Inc. (a) (m)	39
28	Amgen, Inc. (a) (m)	1,575
2	Arena Pharmaceuticals, Inc. (a) (m)	19
19	Biogen Idec, Inc. (a) (m)	1,273
2	BioMarin Pharmaceuticals, Inc. (a) (m)	57
1	Celgene Corp. (a) (m)	57
1	Cell Genesys, Inc. (a) (m)	5
1	Combinatorx, Inc. (a) (m)	4
11	Gilead Sciences, Inc. (a) (m)	454
1	GTx, Inc. (a) (m)	15
1	InterMune, Inc. (a) (m)	17
1	Keryx Biopharmaceuticals, Inc. (a) (m)	13
2	LifeCell Corp. (a) (m)	56
1	Martek Biosciences Corp. (a) (m)	17
2	Medarex, Inc. (a) (m)	32
2	Myriad Genetics, Inc. (a) (m)	94
1	Onyx Pharmaceuticals, Inc. (a) (m)	52
1	Progenics Pharmaceuticals, Inc. (a) (m)	15
2	Regeneron Pharmaceuticals, Inc. (a) (m)	36
2	Savient Pharmaceuticals, Inc. (a) (m)	22
1	Telik, Inc. (a) (m)	3
1	Theravance, Inc. (a) (m)	16
1	United Therapeutics Corp. (a) (m)	73
		4,019

Building Products — 0.3%
3	Goodman Global, Inc. (a) (m)	79
4	INSTEEL Industries, Inc. (m)	54
248	Nippon Sheet Glass Co., Ltd. (Japan)	1,507
1	Universal Forest Products, Inc. (m)	33
		1,673

Capital Markets — 2.3%
5	Bank of New York Mellon Corp. (The) (m)	205
-(h)	Bear Stearns Cos., Inc. (The) (m)	12
-(h)	Calamos Asset Management, Inc., Class A (m)	11
15	Credit Suisse Group (Switzerland)	981
92	Daiwa Securities Group, Inc. (Japan)	871
10	Franklin Resources, Inc. (m)	1,275
9	Goldman Sachs Group, Inc. (The) (m)	1,918
1	HFF, Inc., Class A (a) (m)	6
3	Knight Capital Group, Inc., Class A (a) (m)	41

1	Kohlberg Capital Corp. (m)	12
7	Lazard Ltd., Class A (Bermuda) (m)	293
-(h)	Lehman Brothers Holdings, Inc. (m)	6
1	MCG Capital Corp. (m)	13
23	Merrill Lynch & Co., Inc. (m)	1,608
61	Morgan Stanley (m)	3,816
-(h)	optionsXpress Holdings, Inc. (m)	10
-(h)	Patriot Capital Funding, Inc. (m)	6
-(h)	Piper Jaffray Cos. (a) (m)	11
17	State Street Corp. (m)	1,145
3	SWS Group, Inc. (m)	51
15	TD AMERITRADE Holding Corp. (a) (m)	268
3	Technology Investment Capital Corp. (m)	43
1	TradeStation Group, Inc. (a) (m)	12
-(h)	US Global Investors, Inc., Class A (m)	2
2	Waddell & Reed Financial, Inc., Class A (m)	46
		12,662

Chemicals — 1.5%
1	Air Products & Chemicals, Inc. (m)	68
-(h)	Balchem Corp. (m)	9
17	Bayer AG (Germany)	1,371
10	Celanese Corp., Class A (m)	374
10	CF Industries Holdings, Inc. (m)	740
5	Dow Chemical Co. (The) (m)	226
3	H.B. Fuller Co. (m)	80
4	Hercules, Inc. (m)	74
-(h)	Kronos Worldwide, Inc. (m)	2
16	Lanxess AG (Germany)	739
124	Makhteshim-Agan Industries Ltd. (Israel) (a)	1,117
5	Monsanto Co. (m)	386
11	Praxair, Inc. (m)	945
16	Rohm & Haas Co. (m)	880
2	Spartech Corp. (m)	26
23	Terra Industries, Inc. (a) (m)	716
3	W.R. Grace & Co. (a) (m)	89
57	Zeon Corp. (Japan)	559
		8,401

Commercial Banks — 3.7%
-(h)	1st Source Corp. (m)	5
1	Ameris Bancorp (m)	16
-(h)	Associated Banc-Corp. (m)	4
-(h)	BancFirst Corp. (m)	9
1	Banco Latinoamericano de Exportaciones S.A. (Panama) (m)	16
29	Banco Popolare Scarl (Italy) (a)	658
80	Banco Santander Central Hispano S.A. (Spain)	1,565
-(h)	Capital Corp. of the West (m)	3
1	Center Financial Corp. (m)	8
1	Central Pacific Financial Corp. (m)	26
-(h)	Citizens Republic Bancorp, Inc. (m)	4
1	CityBank (m)	30

1	City Holding Co. (m)	36
1	Columbia Banking System, Inc. (m)	35
1	Comerica, Inc. (m)	46
-(h)	Community Bancorp (a) (m)	10
1	Community Bank System, Inc. (m)	25
-(h)	Community Trust Bancorp, Inc. (m)	13
4	First Bancorp (m)	39
1	First Community Bancshares, Inc. (m)	18
1	First Regional Bancorp (a) (m)	15
-(h)	FNB Corp. (m)	3
106	Fukuoka Financial Group, Inc. (Japan)	618
1	Glacier Bancorp, Inc. (m)	14
-(h)	Great Southern Bancorp, Inc. (m)	7
1	Greater Bay Bancorp (m)	25
1	Greene Bancshares, Inc. (m)	18
13	Hana Financial Group, Inc. (South Korea)	629
5	Hanmi Financial Corp. (m)	78
-(h)	Heritage Commerce Corp. (m)	6
-(h)	Horizon Financial Corp. (m)	5
130	HSBC Holdings plc (United Kingdom)	2,409
2	IBERIABANK Corp. (m)	86
2	Independent Bank Corp. (m)	22
1	International Bancshares Corp. (m)	19
151	Intesa Sanpaolo S.p.A. (Italy)	1,164
1	Lakeland Financial Corp. (m)	19
-(h)	MainSource Financial Group, Inc. (m)	4
70	Marfin Popular Bank Public Co., Ltd., Class B (Cyprus)	954
-(h)	Mitsubishi UFJ Financial Group, Inc. (Japan)	791
4	Nara Bancorp, Inc. (m)	69
1	NBT Bancorp, Inc. (m)	11
1	Pacific Capital Bancorp (m)	18
1	Peoples Bancorp, Inc. (m)	13
7	PNC Financial Services Group, Inc. (m)	467
-(h)	R & G Financial Corp., Class B (a) (m)	-(h)
-(h)	Renasant Corp. (m)	4
-(h)	Republic Bancorp, Inc., Class A (m)	5
111	Royal Bank of Scotland Group plc (United Kingdom)	1,195
-(h)	Santander BanCorp (m)	1
-(h)	Sierra Bancorp (m)	3
-(h)	Simmons First National Corp., Class A (m)	8
1	Southwest Bancorp, Inc. (m)	25
6	Sterling Bancshares, Inc. (m)	69
1	Sterling Financial Corp. (m)	31
-(h)	Sumitomo Mitsui Financial Group, Inc. (Japan)	760
3	SunTrust Banks, Inc. (m)	254
1	Taylor Capital Group, Inc. (m)	14
13	TCF Financial Corp. (m)	347
-(h)	TriCo Bancshares (m)	7
25	U.S. Bancorp (m)	817
7	W Holding Co., Inc. (m)	17

44	Wachovia Corp. (m)	2,216
131	Wells Fargo & Co. (m)	4,657
1	West Coast Bancorp (m)	34
2	Westamerica Bancorp (m)	75
2	Wilshire Bancorp, Inc. (m)	19
4	Zions Bancorp (m)	275
		20,863

Commercial Services & Supplies — 0.4%
26	Allied Waste Industries, Inc. (a) (m)	335
1	COMSYS IT Partners, Inc. (a) (m)	12
2	Consolidated Graphics, Inc. (a) (m)	100
6	Deluxe Corp. (m)	236
1	Ennis, Inc. (m)	22
3	GEO Group, Inc. (The) (a) (m)	74
1	Heidrick & Struggles International, Inc. (a) (m)	33
2	Herman Miller, Inc. (m)	46
1	Hudson Highland Group, Inc. (a) (m)	17
1	ICF International, Inc. (a) (m)	19
5	IKON Office Solutions, Inc. (m)	68
5	Kforce, Inc. (a) (m)	62
2	Knoll, Inc. (m)	43
2	Korn/Ferry International (a) (m)	25
3	Labor Ready, Inc. (a) (m)	46
4	Manpower, Inc. (m)	270
1	Navigant Consulting, Inc. (a) (m)	9
9	R.R. Donnelley & Sons Co. (m)	324
3	TeleTech Holdings, Inc. (a) (m)	77
1	United Stationers, Inc. (a) (m)	28
13	USG People N.V. (Netherlands)	371
		2,217

Communications Equipment — 1.9%
5	3Com Corp. (a) (m)	24
61	Alcatel-Lucent (France)	621
6	Arris Group, Inc. (a) (m)	79
1	Avocent Corp. (a) (m)	29
-(h)	Bel Fuse, Inc., Class B (m)	10
1	Black Box Corp. (m)	30
1	C-COR, Inc. (a) (m)	11
134	Cisco Systems, Inc. (a) (m)	4,423
98	Corning, Inc. (m)	2,418
1	Digi International, Inc. (a) (m)	7
1	Ditech Networks, Inc. (a) (m)	4
2	Extreme Networks, Inc. (a) (m)	9
4	Finisar Corp. (a) (m)	10
1	Foundry Networks, Inc. (a) (m)	23
1	Harmonic, Inc. (a) (m)	10
1	InterDigital, Inc. (a) (m)	23
1	Juniper Networks, Inc. (a) (m)	48
1	MasTec, Inc. (a) (m)	7
11	Motorola, Inc. (m)	195

3	MRV Communications, Inc. (a) (m)	7
1	NETGEAR, Inc. (a) (m)	24
35	Nokia OYJ (Finland) (m)	1,327
-(h)	Packeteer, Inc. (a) (m)	3
2	Plantronics, Inc. (m)	48
1	Polycom, Inc. (a) (m)	30
1	Powerwave Technologies, Inc. (a) (m)	6
33	QUALCOMM, Inc. (m)	1,373
1	Sonus Networks, Inc. (a) (m)	5
1	Spirent Communications plc (United Kingdom) (a)	1
3	Symmetricom, Inc. (a) (m)	12
1	Tekelec (a) (m)	13
2	Tellabs, Inc. (a) (m)	21
1	UTStarcom, Inc. (a) (m)	5
		10,856

Computers & Peripherals — 2.6%
1	Adaptec, Inc. (a) (m)	3
8	Apple, Inc. (a) (m)	1,228
75	Dell, Inc. (a) (m)	2,067
-(h)	Electronics for Imaging, Inc. (a) (m)	9
20	EMC Corp. (a) (m)	421
5	Emulex Corp. (a) (m)	104
3	Gateway, Inc. (a) (m)	6
90	Hewlett-Packard Co. (m)	4,485
1	Hypercom Corp. (a) (m)	5
1	Imation Corp. (m)	25
43	International Business Machines Corp. (m)	5,017
1	Intevac, Inc. (a) (m)	11
1	NCR Corp. (a) (m)	25
25	Network Appliance, Inc. (a) (m)	684
3	Novatel Wireless, Inc. (a) (m)	63
2	Palm, Inc. (a) (m)	26
4	Quantum Corp. (a) (m)	13
2	SanDisk Corp. (a) (m)	96
-(h)	Synaptics, Inc. (a) (m)	19
15	Western Digital Corp. (a) (m)	373
		14,680

Construction & Engineering — 0.2%
2	Perini Corp. (a) (m)	89
39	Skanska AB, Class B (Sweden)	775
		864

Construction Materials — 0.0% (g)
1	Headwaters, Inc. (a) (m)	12
2	U.S. Concrete, Inc. (a) (m)	12
		24

Consumer Finance — 0.3%
2	Advance America Cash Advance Centers, Inc. (m)	18
1	Advanta Corp., Class B (m)	25
10	American Express Co. (m)	594
2	Capital One Financial Corp. (m)	133

6	Cash America International, Inc. (m)	211
1	CompuCredit Corp. (a) (m)	17
11	Discover Financial Services (a) (m)	232
4	Dollar Financial Corp. (a) (m)	100
2	EZCORP, Inc., Class A (a) (m)	23
1	First Cash Financial Services, Inc. (a) (m)	12
1	Nelnet, Inc., Class A (m)	18
1	World Acceptance Corp. (a) (m)	33
		1,416

Containers & Packaging — 0.0% (g)
-(h)	AEP Industries, Inc. (a) (m)	17
1	Greif, Inc., Class A (m)	37
4	Myers Industries, Inc. (m)	77
1	Rock-Tenn Co., Class A (m)	26
1	Silgan Holdings, Inc. (m)	59
		216

Distributors — 0.1%
176	Li & Fung Ltd. (Hong Kong) (m)	744

Diversified Consumer Services — 0.1%
8	Sotheby's (m)	358

Diversified Financial Services — 2.2%
-(h)	Asta Funding, Inc. (m)	15
107	Bank of America Corp. (m)	5,381
4	CIT Group, Inc. (m)	143
112	Citigroup, Inc. (m)	5,234
-(h)	CME Group, Inc. (m)	59
1	Encore Capital Group, Inc. (a) (m)	6
37	ING Groep N.V. CVA (Netherlands)	1,623
-(h)	Marlin Business Services Corp. (a) (m)	3
		12,464

Diversified Telecommunication Services — 2.5%
167	AT&T, Inc. (m)	7,083
7	CenturyTel, Inc. (m)	325
26	Cincinnati Bell, Inc. (a) (m)	126
7	Embarq Corp. (m)	371
1	Golden Telecom, Inc. (Russia) (m)	48
13	Premiere Global Services, Inc. (a) (m)	159
60	Qwest Communications International, Inc. (a) (m)	552
83	Royal KPN N.V. (Netherlands)	1,439
385	Singapore Telecommunications Ltd. (Singapore)	1,040
87	TeliaSonera AB (Sweden)	786
50	Verizon Communications, Inc. (m)	2,221
		14,150

Electric Utilities — 1.9%
3	American Electric Power Co., Inc. (m)	148
11	Cia Energetica de Minas Gerais S.A. ADR (Brazil)	230
8	E.ON AG (Germany)	1,485
60	Edison International (m)	3,313
4	El Paso Electric Co. (a) (m)	81
36	FirstEnergy Corp. (m)	2,281

16	FPL Group, Inc. (m)	979
13	Northeast Utilities (m)	381
4	Portland General Electric Co. (m)	103
33	Scottish & Southern Energy plc (United Kingdom)	1,020
24	Sierra Pacific Resources (m)	373
-(h)	UIL Holdings Corp. (m)	5
4	Westar Energy, Inc. (m)	98
		10,497

Electrical Equipment — 0.3%
1	A.O. Smith Corp. (m)	22
6	Acuity Brands, Inc. (m)	327
4	Alstom (France)	736
2	Evergreen Solar, Inc. (a) (m)	16
1	GrafTech International Ltd. (a) (m)	12
1	Power-One, Inc. (a) (m)	7
2	Regal-Beloit Corp. (m)	115
1	Rockwell Automation, Inc. (m)	45
5	Schneider Electric S.A. (France)	570
		1,850

Electronic Equipment & Instruments — 0.7%
2	Anixter International, Inc. (a) (m)	148
9	Avnet, Inc. (a) (m)	351
2	Benchmark Electronics, Inc. (a) (m)	38
1	Checkpoint Systems, Inc. (a) (m)	29
1	CTS Corp. (m)	13
-(h)	Echelon Corp. (a) (m)	2
40	HON HAI Precision Industry Co., Ltd., GDR (Taiwan)	594
1	Insight Enterprises, Inc. (a) (m)	23
1	Itron, Inc. (a) (m)	74
31	LG.Philips LCD Co., Ltd. ADR (South Korea) (a)	751
1	Methode Electronics, Inc. (m)	12
1	Plexus Corp. (a) (m)	33
-(h)	RadiSys Corp. (a) (m)	4
-(h)	Rofin-Sinar Technologies, Inc. (a) (m)	14
12	TDK Corp. (Japan)	1,061
1	Technitrol, Inc. (m)	30
3	TTM Technologies, Inc. (a) (m)	35
18	Tyco Electronics Ltd. (m)	632
		3,844

Energy Equipment & Services — 0.9%
2	Allis-Chalmers Energy, Inc. (a) (m)	42
8	Baker Hughes, Inc. (m)	723
1	Basic Energy Services, Inc. (a) (m)	11
2	BJ Services Co. (m)	40
4	Cie Generale de Geophysique-Veritas (France) (a)	1,186
1	Exterran Holdings, Inc. (a) (m)	41
6	Grey Wolf, Inc. (a) (m)	36
3	Gulfmark Offshore, Inc. (a) (m)	127
11	Halliburton Co. (m)	429

1	Hercules Offshore, Inc. (a) (m)	34
2	ION Geophysical Corp. (a) (m)	26
-(h)	Lufkin Industries, Inc. (m)	22
1	Matrix Service Co. (a) (m)	10
3	National Oilwell Varco, Inc. (a) (m)	484
1	Newpark Resources, Inc. (a) (m)	4
1	Oil States International, Inc. (a) (m)	43
4	Parker Drilling Co. (a) (m)	32
1	Patterson-UTI Energy, Inc. (m)	25
1	RPC, Inc. (m)	18
10	Schlumberger Ltd. (m)	1,092
1	T-3 Energy Services, Inc. (a) (m)	26
5	Tidewater, Inc. (m)	324
3	Trico Marine Services, Inc. (a) (m)	89
2	Union Drilling, Inc. (a) (m)	22
		4,886

Food & Staples Retailing — 1.9%
35	CVS/Caremark Corp. (m)	1,383
48	Kroger Co. (The) (m)	1,377
2	Nash Finch Co. (m)	88
2	Pantry, Inc. (The) (a) (m)	44
81	Safeway, Inc. (m)	2,669
3	Spartan Stores, Inc. (m)	58
40	SUPERVALU, Inc. (m)	1,570
19	SYSCO Corp. (m)	659
157	Tesco plc (United Kingdom)	1,409
2	Wal-Mart Stores, Inc. (m)	74
40	Woolworths Ltd. (Australia)	1,060
		10,391

Food Products — 0.5%
2	Campbell Soup Co. (m)	85
8	Corn Products International, Inc. (m)	362
9	General Mills, Inc. (m)	493
6	JM Smucker Co. (The) (m)	329
19	Kraft Foods, Inc., Class A (m)	644
9	Pilgrim's Pride Corp. (m)	299
121	Premier Foods plc (United Kingdom)	549
		2,761

Gas Utilities — 0.2%
7	Energen Corp. (m)	379
1	New Jersey Resources Corp. (m)	45
1	Nicor, Inc. (m)	43
1	Northwest Natural Gas Co. (m)	36
1	South Jersey Industries, Inc. (m)	21
174	Tokyo Gas Co., Ltd. (Japan)	808
1	WGL Holdings, Inc. (m)	30
		1,362

Health Care Equipment & Supplies — 0.5%
2	Baxter International, Inc. (m)	104
3	Conmed Corp. (a) (m)	70

13	Covidien Ltd. (Bermuda) (a) (m)	557
3	Greatbatch, Inc. (a) (m)	77
-(h)	Haemonetics Corp. (a) (m)	5
1	Hologic, Inc. (a) (m)	61
2	Immucor, Inc. (a) (m)	71
1	Integra LifeSciences Holdings Corp. (a) (m)	29
1	Inverness Medical Innovations, Inc. (a) (m)	39
-(h)	Kyphon, Inc. (a) (m)	31
1	Medical Action Industries, Inc. (a) (m)	21
13	Medtronic, Inc. (m)	722
1	Mentor Corp. (m)	28
1	NeuroMetrix, Inc. (a) (m)	11
-(h)	Palomar Medical Technologies, Inc. (a) (m)	8
1	PolyMedica Corp. (m)	37
3	Quidel Corp. (a) (m)	51
3	STERIS Corp. (m)	85
-(h)	SurModics, Inc. (a) (m)	15
14	Terumo Corp. (Japan)	725
2	Thoratec Corp. (a) (m)	48
		2,795

Health Care Providers & Services — 1.6%
48	Aetna, Inc. (m)	2,621
4	Alliance Imaging, Inc. (a) (m)	32
-(h)	American Dental Partners, Inc. (a) (m)	6
2	AMERIGROUP Corp. (a) (m)	55
4	AMN Healthcare Services, Inc. (a) (m)	77
1	Apria Healthcare Group, Inc. (a) (m)	26
2	Centene Corp. (a) (m)	45
1	Chemed Corp. (m)	56
8	Cigna Corp. (m)	418
1	Emergency Medical Services Corp. (a) (m)	18
3	Five Star Quality Care, Inc. (a) (m)	23
5	Gentiva Health Services, Inc. (a) (m)	94
5	Humana, Inc. (a) (m)	379
2	inVentiv Health, Inc. (a) (m)	83
1	LCA-Vision, Inc. (m)	18
-(h)	Magellan Health Services, Inc. (a) (m)	16
11	McKesson Corp. (m)	666
6	Medco Health Solutions, Inc. (a) (m)	547
-(h)	Molina Healthcare, Inc. (a) (m)	7
4	PSS World Medical, Inc. (a) (m)	82
1	Psychiatric Solutions, Inc. (a) (m)	43
1	Res-Care, Inc. (a) (m)	30
1	Sunrise Senior Living, Inc. (a) (m)	35
8	UnitedHealth Group, Inc. (m)	363
4	WellCare Health Plans, Inc. (a) (m)	397
39	WellPoint, Inc. (a) (m)	3,061
		9,198

Health Care Technology — 0.0% (g)
3	Omnicell, Inc. (a) (m)	91

4	Trizetto Group (a) (m)	67
158

Hotels, Restaurants & Leisure — 1.0%
1	Bob Evans Farms, Inc. (m)	15
1	CBRL Group, Inc. (m)	45
2	Domino's Pizza, Inc. (m)	36
1	Dover Downs Gaming & Entertainment, Inc. (m)	8
29	Intercontinental Hotels Group plc (United Kingdom) (m)	566
33	International Game Technology (m)	1,422
1	Jack in the Box, Inc. (a) (m)	91
35	McDonald's Corp. (m)	1,903
1	Monarch Casino & Resort, Inc. (a) (m)	17
1	Royal Caribbean Cruises Ltd. (m)	31
3	Ruby Tuesday, Inc. (m)	48
9	Starwood Hotels & Resorts Worldwide, Inc. (m)	525
1	Triarc Cos., Inc., Class B (m)	13
105	TUI Travel plc (United Kingdom) (a) (m)	543
2	Wyndham Worldwide Corp. (m)	66
8	Yum! Brands, Inc. (m)	277
		5,606

Household Durables — 0.2%
3	Champion Enterprises, Inc. (a) (m)	32
-(h)	CSS Industries, Inc. (m)	-(h)
2	Helen of Troy Ltd. (Bermuda) (a) (m)	41
-(h)	Jarden Corp. (a) (m)	14
68	Taylor Wimpey plc (United Kingdom)	384
17	Tempur-Pedic International, Inc. (m)	620
2	Toll Brothers, Inc. (a) (m)	30
7	Tupperware Brands Corp. (m)	230
		1,351

Household Products — 1.1%
16	Colgate-Palmolive Co. (m)	1,113
4	Energizer Holdings, Inc. (a) (m)	433
14	Kimberly-Clark Corp. (m)	1,005
53	Procter & Gamble Co. (m)	3,714
		6,265

Independent Power Producers & Energy Traders — 0.2%
110	International Power plc (United Kingdom)	1,011
8	Mirant Corp. (a) (m)	340
		1,351

Industrial Conglomerates — 1.3%
1	3M Co. (m)	66
102	General Electric Co. (m)	4,242
61	Orkla ASA (Norway)	1,085
75	Ruukki Group Oyj (Finland)	306
10	Siemens AG (Germany)	1,411
1	Textron, Inc. (m)	37
1	Walter Industries, Inc. (m)	32
		7,179

Insurance — 2.7%

22	ACE Ltd. (Bermuda) (m)	1,315
15	Aflac, Inc. (m)	873
6	Allianz SE (Germany)	1,487
6	AMBAC Financial Group, Inc. (m)	397
1	American International Group, Inc. (m)	71
-(h)	American Physicians Capital, Inc. (m)	18
1	Argo Group International Holdings Ltd. (Bermuda) (a) (m)	24
2	Aspen Insurance Holdings Ltd. (Bermuda) (m)	45
1	Assurant, Inc. (m)	32
3	Axis Capital Holdings Ltd. (Bermuda) (m)	109
-(h)	Berkshire Hathaway, Inc., Class B (a) (m)	241
23	Chubb Corp. (m)	1,215
1	Commerce Group, Inc. (m)	32
3	Delphi Financial Group, Inc., Class A (m)	137
16	Genworth Financial, Inc., Class A (m)	484
10	Hartford Financial Services Group, Inc. (m)	935
1	LandAmerica Financial Group, Inc. (m)	23
-(h)	Lincoln National Corp. (m)	7
27	Loews Corp. (m)	1,310
1	Max Reinsurance Capital Ltd. (Bermuda) (m)	28
10	MBIA, Inc. (m)	592
3	Meadowbrook Insurance Group, Inc. (a) (m)	23
8	MetLife, Inc. (m)	551
6	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,175
-(h)	National Financial Partners Corp. (m)	21
1	Odyssey Re Holdings, Corp. (m)	22
1	Platinum Underwriters Holdings Ltd. (Bermuda) (m)	43
6	PMA Capital Corp., Class A (a) (m)	53
10	Protective Life Corp. (m)	416
66	Prudential plc (United Kingdom) (m)	1,019
11	RenaissanceRe Holdings Ltd. (Bermuda) (m)	730
1	Safety Insurance Group, Inc. (m)	47
2	Selective Insurance Group (m)	32
27	Travelers Cos., Inc. (The) (m)	1,347
3	Zenith National Insurance Corp. (m)	128
		14,982

Internet & Catalog Retail — 0.2%
4	Amazon.com, Inc. (a) (m)	359
11	Expedia, Inc. (a) (m)	365
2	FTD Group, Inc. (m)	34
7	priceline.com, Inc. (a) (m)	595
		1,353

Internet Software & Services — 0.7%
1	Ariba, Inc. (a) (m)	16
1	Art Technology Group, Inc. (a) (m)	2
1	AsiaInfo Holdings, Inc. (China) (a) (m)	9
1	Chordiant Software, Inc. (a) (m)	12
11	CMGI, Inc. (a) (m)	15
5	CNET Networks, Inc. (a) (m)	37
1	Digital River, Inc. (a) (m)	27

3	eBay, Inc. (a) (m)	121
4	Google, Inc., Class A (a) (m)	2,436
-(h)	Imergent, Inc. (m)	9
1	Interwoven, Inc. (a) (m)	16
1	iPass, Inc. (a) (m)	3
1	j2 Global Communications, Inc. (a) (m)	39
9	United Online, Inc. (m)	137
1	ValueClick, Inc. (a) (m)	31
47	Yahoo!, Inc. (a) (m)	1,264
		4,174

IT Services — 0.4%
34	Accenture Ltd., Class A (Bermuda) (m)	1,370
1	Affiliated Computer Services, Inc., Class A (a) (m)	50
2	Authorize.Net Holdings, Inc. (a) (m)	37
1	CACI International, Inc., Class A (a) (m)	46
4	CIBER, Inc. (a) (m)	32
6	Computer Sciences Corp. (a) (m)	319
1	CSG Systems International, Inc. (a) (m)	17
1	Gartner, Inc. (a) (m)	20
1	Genpact Ltd. (Bermuda) (a) (m)	17
1	infoUSA, Inc. (m)	7
-(h)	Lionbridge Technologies (a) (m)	2
1	ManTech International Corp., Class A (a) (m)	36
1	Paychex, Inc. (m)	37
2	Perot Systems Corp., Class A (a) (m)	39
		2,029

Leisure Equipment & Products — 0.2%
12	Hasbro, Inc. (m)	340
6	JAKKS Pacific, Inc. (a) (m)	166
14	Mattel, Inc. (m)	327
1	RC2 Corp. (a) (m)	36
1	Sturm Ruger & Co., Inc. (a) (m)	23
		892

Life Sciences Tools & Services — 0.1%
1	AMAG Pharmaceuticals, Inc. (a) (m)	28
-(h)	Bio-Rad Laboratories, Inc., Class A (a) (m)	18
7	Exelixis, Inc. (a) (m)	72
1	Illumina, Inc. (a) (m)	73
-(h)	Kendle International, Inc. (a) (m)	17
2	Medivation, Inc. (a) (m)	30
4	Nektar Therapeutics (a) (m)	38
		276

Machinery — 1.9%
1	Accuride Corp. (a) (m)	13
1	Astec Industries, Inc. (a) (m)	53
3	Barnes Group, Inc. (m)	80
1	Cascade Corp. (m)	39
37	Caterpillar, Inc. (m)	2,906
1	CIRCOR International, Inc. (m)	27
3	Cummins, Inc. (m)	380

15	Danaher Corp. (m)	1,224
6	Deere & Co. (m)	831
7	Dover Corp. (m)	362
1	Eaton Corp. (m)	109
3	EnPro Industries, Inc. (a) (m)	102
-(h)	Freightcar America, Inc. (m)	11
-(h)	Illinois Tool Works, Inc. (m)	24
1	Ingersoll-Rand Co., Ltd., Class A (Bermuda) (m)	46
8	Joy Global, Inc. (m)	387
124	Kubota Corp. (Japan) (m)	1,013
11	Manitowoc Co., Inc. (The) (m)	493
-(h)	Middleby Corp. (a) (m)	26
1	Miller Industries, Inc. (a) (m)	10
-(h)	NACCO Industries, Inc., Class A (m)	41
15	PACCAR, Inc. (m)	1,300
3	Parker Hannifin Corp. (m)	349
5	Terex Corp. (a) (m)	424
-(h)	Valmont Industries, Inc. (m)	34
4	Wabtec Corp. (m)	154
1	Watts Water Technologies, Inc., Class A (m)	15
		10,453

Marine — 0.0% (g)
1	Excel Maritime Carriers Ltd. (Greece) (m)	73
1	Genco Shipping & Trading Ltd. (m)	72
2	Horizon Lines Inc., Class A (m)	70
		215

Media — 1.3%
1	Belo Corp., Class A (m)	14
1	CBS Corp., Class B (m)	22
8	Charter Communications, Inc., Class A (a) (m)	22
27	Comcast Corp., Class A (a) (m)	654
-(h)	EchoStar Communications Corp., Class A (a) (m)	19
1	Entercom Communications Corp., Class A (m)	15
1	Lee Enterprises, Inc. (m)	22
1	Lin TV Corp., Class A (a) (m)	17
1	Marvel Entertainment, Inc. (a) (m)	21
95	News Corp., Class A (m)	2,081
11	Omnicom Group, Inc. (m)	547
1	Scholastic Corp. (a) (m)	31
15	Sinclair Broadcast Group, Inc., Class A (m)	181
1	Valassis Communications, Inc. (a) (m)	5
31	Viacom, Inc., Class B (a) (m)	1,204
71	Walt Disney Co. (The) (m)	2,429
		7,284

Metals & Mining — 1.4%
9	AK Steel Holding Corp. (a) (m)	387
1	Alcoa, Inc. (m)	25
17	ArcelorMittal (Luxembourg) (m)	1,299
1	Century Aluminum Co. (a) (m)	32
19	Freeport-McMoRan Copper & Gold, Inc. (m)	1,961

2	Metal Management, Inc. (m)	81
2	Olympic Steel, Inc. (m)	43
3	Quanex Corp. (m)	120
3	Ryerson, Inc. (m)	115
-(h)	Schnitzer Steel Industries, Inc. (m)	7
11	Southern Copper Corp. (m)	1,302
12	United States Steel Corp. (m)	1,251
29	Vedanta Resources plc (United Kingdom) (m)	1,211
		7,834

Multi-Utilities — 0.2%
-(h)	Black Hills Corp. (m)	17
19	CenterPoint Energy, Inc. (m)	297
43	CMS Energy Corp. (m)	722
3	PNM Resources, Inc. (m)	77
1	SCANA Corp. (m)	23
2	Xcel Energy, Inc. (m)	43
		1,179

Multiline Retail — 0.5%
13	Big Lots, Inc. (a) (m)	380
8	Dollar Tree Stores, Inc. (a) (m)	332
1	Family Dollar Stores, Inc. (m)	35
2	J.C. Penney Co., Inc. (m)	133
23	Kohl's Corp. (a) (m)	1,346
61	Parkson Retail Group Ltd. (China) (m)	544
2	Target Corp. (m)	121
		2,891

Office Electronics — 0.2%
69	Xerox Corp. (a) (m)	1,190

Oil, Gas & Consumable Fuels — 5.5%
2	Alon USA Energy, Inc. (m)	61
10	Apache Corp. (m)	892
-(h)	ATP Oil & Gas Corp. (a) (m)	14
87	BG Group plc (United Kingdom) (m)	1,497
37	Chevron Corp. (m)	3,494
25	ConocoPhillips (m)	2,220
10	Devon Energy Corp. (m)	844
20	EOG Resources, Inc. (m)	1,425
91	Exxon Mobil Corp. (m)	8,417
2	FX Energy, Inc. (a) (m)	11
1	Gulfport Energy Corp. (a) (m)	19
6	Holly Corp. (m)	361
33	Marathon Oil Corp. (m)	1,874
2	Mariner Energy, Inc. (a) (m)	48
37	Occidental Petroleum Corp. (m)	2,339
15	OMV AG (Austria) (m)	977
1	Penn Virginia Corp. (m)	26
1	PetroHawk Energy Corp. (a) (m)	24
6	Sunoco, Inc. (m)	442
1	Swift Energy Co. (a) (m)	29
7	Tesoro Corp. (m)	311

29	Total S.A. (France)	2,345
2	USEC, Inc. (a) (m)	15
2	VAALCO Energy, Inc. (a) (m)	10
21	Valero Energy Corp. (m)	1,378
7	Western Refining, Inc. (m)	278
27	XTO Energy, Inc. (m)	1,673
		31,024

Paper & Forest Products — 0.1%
94	Domtar Corp. (Canada) (a) (m)	772

Personal Products — 0.4%
3	American Oriental Bioengineering, Inc. (China) (a) (m)	28
7	Avon Products, Inc. (m)	267
1	Elizabeth Arden, Inc. (a) (m)	24
1	Estee Lauder Cos., Inc., Class A (The) (m)	38
8	Herbalife Ltd. (Cayman Islands) (m)	361
9	NBTY, Inc. (a) (m)	373
42	Shiseido Co., Ltd. (Japan) (m)	931
		2,022

Pharmaceuticals — 3.8%
42	Abbott Laboratories (m)	2,225
1	Adams Respiratory Therapeutics, Inc. (a) (m)	39
1	Alpharma, Inc., Class A (m)	15
1	Auxilium Pharmaceuticals, Inc. (a) (m)	25
1	Barrier Therapeutics, Inc. (a) (m)	4
1	Bentley Pharmaceuticals, Inc. (a) (m)	6
2	Bradley Pharmaceuticals, Inc. (a) (m)	27
-(h)	Bristol-Myers Squibb Co. (m)	12
2	Cardiome Pharma Corp. (Canada) (a) (m)	15
39	Chugai Pharmaceutical Co., Ltd. (Japan) (m)	644
3	Cypress Bioscience, Inc. (a) (m)	42
2	Durect, Corp. (a) (m)	9
-(h)	Eli Lilly & Co. (m)	6
11	Intercell AG (Austria) (a)	410
20	Johnson & Johnson	1,286
19	King Pharmaceuticals, Inc. (a) (m)	222
122	Merck & Co., Inc. (m)	6,294
6	Merck KGaA (Germany) (m)	750
1	Par Pharmaceutical Cos., Inc. (a) (m)	11
94	Pfizer, Inc. (m)	2,290
1	Salix Pharmaceuticals Ltd. (a) (m)	7
9	Sanofi-Aventis (France)	779
130	Schering-Plough Corp. (m)	4,112
10	Sepracor, Inc. (a) (m)	271
25	Shire plc (United Kingdom) (m)	621
-(h)	Sucampo Pharmaceuticals, Inc., Class A (a) (m)	4
1	ULURU, Inc. (a) (m)	5
1	Valeant Pharmaceuticals International (a) (m)	14
5	ViroPharma, Inc. (a) (m)	41
20	Wyeth (m)	911
1	Xenoport, Inc. (a) (m)	23

21,120

Real Estate Investment Trusts (REITs) — 0.7%
3	Anthracite Capital, Inc. (m)	24
6	Apartment Investment & Management Co. (m)	277
2	Ashford Hospitality Trust, Inc. (m)	17
-(h)	BioMed Realty Trust, Inc. (m)	10
252	CapitaMall Trust (Singapore)	661
1	Cousins Properties, Inc. (m)	32
6	Digital Realty Trust, Inc. (m)	248
-(h)	Duke Realty Corp. (m)	12
3	Equity Inns, Inc. (m)	61
10	FelCor Lodging Trust, Inc. (m)	191
1	First Potomac Realty Trust (m)	11
1	Glimcher Realty Trust (m)	21
4	GMH Communities Trust (m)	32
1	Gramercy Capital Corp. (m)	30
1	Home Properties, Inc. (m)	31
11	Hospitality Properties Trust (m)	437
10	iStar Financial, Inc. (m)	324
-(h)	LaSalle Hotel Properties (m)	17
3	Lexington Realty Trust (m)	52
2	MFA Mortgage Investments, Inc. (m)	18
5	Nationwide Health Properties, Inc. (m)	148
3	NorthStar Realty Finance Corp. (m)	29
2	Pennsylvania Real Estate Investment Trust (m)	90
1	Post Properties, Inc. (m)	23
7	ProLogis (m)	488
-(h)	PS Business Parks, Inc. (m)	17
1	RAIT Financial Trust (m)	8
-(h)	Saul Centers, Inc. (m)	21
-(h)	SL Green Realty Corp. (m)	12
4	Sunstone Hotel Investors, Inc. (m)	105
1	UDR, Inc. (m)	19
7	Ventas, Inc. (m)	281
		3,747

Real Estate Management & Development — 0.3%
13	CB Richard Ellis Group, Inc., Class A (a) (m)	350
4	Jones Lang LaSalle, Inc. (m)	378
37	Mitsubishi Estate Co., Ltd. (Japan) (m)	1,055
		1,783

Road & Rail — 0.8%
-(h)	Arkansas Best Corp. (m)	6
2	Burlington Northern Santa Fe Corp. (m)	126
15	CSX Corp. (m)	624
58	Norfolk Southern Corp. (m)	2,995
2	Saia, Inc. (a) (m)	40
-(h)	West Japan Railway Co. (Japan)	724
		4,515

Semiconductors & Semiconductor Equipment — 1.9%
-(h)	Actel Corp. (a) (m)	1

1	Advanced Energy Industries, Inc. (a) (m)	21
41	Altera Corp. (m)	978
3	AMIS Holdings, Inc. (a) (m)	33
37	Amkor Technology, Inc. (a) (m)	427
10	Analog Devices, Inc. (m)	347
3	Applied Micro Circuits Corp. (a) (m)	10
21	ASML Holding N.V. (Netherlands) (a) (m)	696
2	Asyst Technologies, Inc. (a) (m)	13
1	Axcelis Technologies, Inc. (a) (m)	3
8	Broadcom Corp., Class A (a) (m)	277
2	Brooks Automation, Inc. (a) (m)	23
4	Cirrus Logic, Inc. (a) (m)	22
4	Conexant Systems, Inc. (a) (m)	4
1	Credence Systems Corp. (a) (m)	3
1	Diodes, Inc. (a) (m)	29
13	Elpida Memory, Inc. (Japan) (a)	456
2	Entegris, Inc. (a) (m)	16
1	Intel Corp. (m)	22
1	IXYS Corp. (a) (m)	8
8	KLA-Tencor Corp. (m)	430
2	Kulicke & Soffa Industries, Inc. (a) (m)	13
7	Lam Research Corp. (a) (m)	383
1	Lattice Semiconductor Corp. (a) (m)	4
3	LSI Corp. (a) (m)	23
-(h)	LTX Corp. (a) (m)	1
2	Mattson Technology, Inc. (a) (m)	20
6	MEMC Electronic Materials, Inc. (a) (m)	334
2	Micrel, Inc. (m)	26
1	Microsemi Corp. (a) (m)	19
3	MIPS Technologies, Inc. (a) (m)	21
1	MKS Instruments, Inc. (a) (m)	17
-(h)	National Semiconductor Corp. (m)	5
38	NVIDIA Corp. (a) (m)	1,376
1	OmniVision Technologies, Inc. (a) (m)	11
43	ON Semiconductor Corp. (a) (m)	540
-(h)	Photronics, Inc. (a) (m)	3
3	PMC-Sierra, Inc. (a) (m)	21
2	RF Micro Devices, Inc. (a) (m)	11
-(h)	Semitool, Inc. (a) (m)	3
1	Semtech Corp. (a) (m)	21
2	Silicon Image, Inc. (a) (m)	12
2	Silicon Storage Technology, Inc. (a) (m)	6
4	Skyworks Solutions, Inc. (a) (m)	39
-(h)	Standard Microsystems Corp. (a) (m)	15
-(h)	Supertex, Inc. (a) (m)	12
78	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	794
2	Techwell, Inc. (a) (m)	23
21	Texas Instruments, Inc. (m)	763
8	Varian Semiconductor Equipment Associates, Inc. (a) (m)	423
58	Xilinx, Inc. (m)	1,514

4	Zoran Corp. (a) (m)	87
10,359

Software — 1.8%
4	Actuate Corp. (a) (m)	23
-(h)	Ansoft Corp. (a) (m)	7
1	ANSYS, Inc. (a) (m)	27
5	Aspen Technology, Inc. (a) (m)	66
11	BMC Software, Inc. (a) (m)	354
17	Cadence Design Systems, Inc. (a) (m)	376
1	Epicor Software Corp. (a) (m)	12
-(h)	EPIQ Systems, Inc. (a) (m)	8
1	eSpeed, Inc., Class A (a) (m)	10
1	i2 Technologies, Inc. (a) (m)	17
2	Informatica Corp. (a) (m)	27
1	InterVoice, Inc. (a) (m)	5
1	JDA Software Group, Inc. (a) (m)	10
-(h)	Macrovision Corp. (a) (m)	7
1	Magma Design Automation, Inc. (a) (m)	13
-(h)	Manhattan Associates, Inc. (a) (m)	8
12	McAfee, Inc. (a) (m)	403
1	Mentor Graphics Corp. (a) (m)	20
115	Microsoft Corp. (m)	3,394
1	MicroStrategy, Inc. (a) (m)	40
2	Nuance Communications, Inc. (a) (m)	29
107	Oracle Corp. (a) (m)	2,308
3	Parametric Technology Corp. (a) (m)	56
-(h)	Pegasystems, Inc. (m)	5
2	Progress Software Corp. (a) (m)	67
22	SAP AG (Germany)	1,268
1	Secure Computing Corp. (a) (m)	9
1	Smith Micro Software, Inc. (a) (m)	18
-(h)	SPSS, Inc. (a) (m)	12
3	Sybase, Inc. (a) (m)	58
68	Symantec Corp. (a) (m)	1,318
12	Synopsys, Inc. (a) (m)	337
1	TIBCO Software, Inc. (a) (m)	7
1	Wind River Systems, Inc. (a) (m)	7
		10,326

Specialty Retail — 0.8%
1	Abercrombie & Fitch Co., Class A (m)	73
1	Aeropostale, Inc. (a) (m)	11
4	Asbury Automotive Group, Inc. (m)	75
3	AutoZone, Inc. (a) (m)	354
1	Best Buy Co., Inc. (m)	28
4	Brown Shoe Co., Inc. (m)	68
18	CarMax, Inc. (a) (m)	364
2	Collective Brands, Inc. (a) (m)	42
5	CSK Auto Corp. (a) (m)	48
-(h)	Dick's Sporting Goods, Inc. (a) (m)	27
3	Gymboree Corp. (a) (m)	116

1	Home Depot, Inc. (m)	20
-(h)	J Crew Group, Inc. (a) (m)	4
2	Jos. A. Bank Clothiers, Inc. (a) (m)	60
-(h)	Lowe's Cos., Inc. (m)	3
11	Men's Wearhouse, Inc. (m)	543
15	RadioShack Corp. (m)	309
5	Rent-A-Center, Inc. (a) (m)	93
5	Sherwin-Williams Co. (The) (m)	344
37	Staples, Inc. (m)	787
11	TJX Cos., Inc. (m)	313
6	Yamada Denki Co., Ltd. (Japan)	556
		4,238

Textiles, Apparel & Luxury Goods — 0.3%
2	Coach, Inc. (a) (m)	104
1	Columbia Sportswear Co. (m)	28
1	Deckers Outdoor Corp. (a) (m)	66
10	Folli - Follie S.A. (Greece)	421
2	Kellwood Co. (m)	36
5	Maidenform Brands, Inc. (a) (m)	82
1	Movado Group, Inc. (m)	35
3	Nike, Inc., Class B (m)	170
-(h)	Oxford Industries, Inc. (m)	7
3	Perry Ellis International, Inc. (a) (m)	86
6	Phillips-Van Heusen Corp. (m)	338
2	Skechers U.S.A., Inc., Class A (a) (m)	35
1	Steven Madden Ltd. (m)	19
1	UniFirst Corp. (m)	30
		1,457

Thrifts & Mortgage Finance — 0.5%
-(h)	Accredited Home Lenders Holding Co. (a) (m)	3
1	BankUnited Financial Corp., Class A (m)	14
6	Corus Bankshares, Inc. (m)	74
2	Countrywide Financial Corp. (m)	37
-(h)	Downey Financial Corp. (m)	23
31	Fannie Mae (m)	1,876
-(h)	Federal Agricultural Mortgage Corp., Class C (m)	12
3	First Niagara Financial Group, Inc. (m)	46
-(h)	First Place Financial Corp. (m)	5
-(h)	FirstFed Financial Corp. (a) (m)	20
1	Franklin Bank Corp. (a) (m)	12
8	Freddie Mac (m)	454
-(h)	Imperial Capital Bancorp, Inc. (m)	9
2	MGIC Investment Corp. (m)	52
3	Ocwen Financial Corp. (a) (m)	31
1	Sovereign Bancorp, Inc. (m)	13
1	United Community Financial Corp. (m)	10
1	Washington Mutual, Inc. (m)	39
1	WSFS Financial Corp. (m)	37
		2,767

Tobacco — 1.6%

16	Alliance One International, Inc. (a) (m)	106
68	Altria Group, Inc. (m)	4,706
26	Imperial Tobacco Group plc (United Kingdom)	1,199
-(h)	Japan Tobacco, Inc. (Japan)	1,168
5	Loews Corp. - Carolina Group (m)	423
19	Reynolds American, Inc. (m)	1,192
1	Universal Corp. (m)	24
		8,818

Trading Companies & Distributors — 0.2%
7	Applied Industrial Technologies, Inc. (m)	220
2	BlueLinx Holdings, Inc. (m)	11
1	Kaman Corp. (m)	35
47	Wolseley plc (United Kingdom)	800
		1,066

Transportation Infrastructure — 0.1%
258	Macquarie Infrastructure Group (Australia)	713

Wireless Telecommunication Services — 0.7%
2	Centennial Communications Corp. (a) (m)	15
126	China Unicom Ltd. (Hong Kong)	262
4	Dobson Communications Corp. (a) (m)	51
-(h)	KDDI Corp. (Japan)	541
1	Rural Cellular Corp., Class A (a) (m)	61
2	Sprint Nextel Corp. (m)	46
1	Syniverse Holdings, Inc. (a) (m)	16
802	Vodafone Group plc (United Kingdom)	2,892
		3,884
	Total Common Stocks
	(Cost $276,518)	361,768

Principal Amount ($)

Asset-Backed Securities — 1.7%
	American Express Credit Account Master Trust,
450	Series 2004-3, Class A, 4.35%, 12/15/11	447
278	Series 2004-C, Class C, FRN, 6.25%, 02/15/12 (e) (m)	278
596	AmeriCredit Automobile Receivables Trust,
	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	591
106	Asset Backed Funding Certificates,
	Series 2005-WF1, Class A2B, FRN, 5.31%, 01/25/35 (m)	106
450	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 5.98%, 11/15/11 (m)	439
	Capital One Multi-Asset Execution Trust,
1,500	Series 2003-A, FRN, 7.00%, 12/15/10 (i)	1,498
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	199
175	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A3, 4.98%, 09/15/10	175
68	Carmax Auto Owner Trust,
	Series 2005-1, Class A3, 4.13%, 05/15/09	68
150	Citibank Credit Card Issuance Trust,
	Series 2007-A8, Class A8, 5.65%, 09/20/19	148
	CNH Equipment Trust,
79	Series 2003-B, Class A4B, 3.38%, 02/15/11	79

187	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	186
325	Countrywide Asset-Backed Certificates,
	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	320
188	Countrywide Home Equity Loan Trust,
	Series 2004-I, Class A, FRN, 6.04%, 02/15/34 (m)	186
364	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	362
69	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	68
175	First Franklin Mortgage Loan Asset Backed Certificates,
	Series 2005-FF2, Class M3, FRN, 5.61%, 03/25/35 (m)	162
131	Ford Credit Auto Owner Trust,
	Series 2004-A, Class A4, 3.54%, 11/15/08	130
165	GE Equipment Small Ticket LLC,
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	164
11	GSAMP Trust,
	Series 2004-OPT, Class A1, FRN, 5.47%, 11/25/34 (m)	11
	Household Automotive Trust,
300	Series 2005-1, Class A4, 4.35%, 06/18/12	297
1,325	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	1,327
	MASTR Asset Backed Securities Trust,
35	Series 2005-OPT1, Class A4, FRN, 5.31%, 03/25/35 (m)	35
250	Series 2005-OPT1, Class M1, FRN, 5.53%, 03/25/35 (m)	247
200	MBNA Master Credit Card Trust,
	Series 2000-L, Class A, 6.50%, 04/15/10	200
	New Century Home Equity Loan Trust,
250	Series 2005-1, Class M1, FRN, 5.58%, 03/25/35 (m)	236
22	Series 2005-2, Class A2B, FRN, 5.31%, 06/25/35 (m)	22
	Option One Mortgage Loan Trust,
83	Series 2003-1, Class A2, FRN, 5.55%, 02/25/33 (m)	82
677	Series 2007-6, Class 2A1, FRN, 5.19%, 07/25/37 (m)	673
	Residential Asset Securities Corp.,
27	Series 2002-KS4, Class AIIB, FRN, 5.63%, 07/25/32 (m)	27
51	Series 2003-KS5, Class AIIB, FRN, 5.71%, 07/25/33 (m)	51
44	Series 2003-KS9, Class A2B, FRN, 5.77%, 11/25/33 (m)	43
216	Triad Auto Receivables Owner Trust,
	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	213
	Wachovia Asset Securitization, Inc.,
64	Series 2002-HE2, Class A, FRN, 5.56%, 12/25/32 (m)	64
109	Series 2003-HE2, Class AII1, FRN, 5.39%, 06/25/33 (m)	108
128	Wachovia Mortgage Loan Trust LLC,
	Series 2005-WMC1, Class A2, FRN, 5.31%, 10/25/35 (m)	127
98	WFS Financial Owner Trust,
	Series 2003-4, Class A4, 3.15%, 05/20/11	98
120	World Omni Auto Receivables Trust,
	Series 2003-B, Class A4, 2.87%, 11/15/10	120
	Total Asset Backed Securities
	(Cost $9,692)	9,587

Collateralized by Mortgage Obligations — 12.0%

Agency CMO — 9.1%
639	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
	Series 31, Class Z, 8.00%, 04/25/24	664
	Federal Home Loan Mortgage Corp. REMIC,
41	Series 50, Class I, 8.00%, 06/15/20	42
18	Series 1087, Class I, 8.50%, 06/15/21	19
15	Series 1136, Class H, 6.00%, 09/15/21	15
62	Series 1254, Class N, 8.00%, 04/15/22	62
461	Series 1617, Class PM, 6.50%, 11/15/23	477
95	Series 1708, Class E, 6.00%, 03/15/09	95
303	Series 1710, Class GH, 8.00%, 04/15/24	318
250	Series 1732, Class K, 6.50%, 05/15/24	259
307	Series 1843, Class Z, 7.00%, 04/15/26	319
382	Series 2033, Class K, 6.05%, 08/15/23	385
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,769
18	Series 2097, Class PX, 6.00%, 10/15/27	18
378	Series 2115, Class PE, 6.00%, 01/15/14	387
26	Series 2136, Class PE, 6.00%, 01/15/28	26
564	Series 2378, Class BD, 5.50%, 11/15/31	552
42	Series 2388, Class VD, 6.00%, 08/15/19	42
256	Series 2391, Class QR, 5.50%, 12/15/16	260
588	Series 2394, Class MC, 6.00%, 12/15/16	605
722	Series 2405, Class JF, 6.00%, 01/15/17	742
375	Series 2425, Class OB, 6.00%, 03/15/17	386
500	Series 2455, Class GK, 6.50%, 05/15/32	520
247	Series 2457, Class PE, 6.50%, 06/15/32	253
612	Series 2473, Class JZ, 6.50%, 07/15/32	633
99	Series 2503, Class TG, 5.50%, 09/15/17	100
100	Series 2508, Class AQ, 5.50%, 10/15/17	101
800	Series 2515, Class DE, 4.00%, 03/15/32	754
200	Series 2522, Class AH, 5.25%, 02/15/32	195
500	Series 2527, Class BP, 5.00%, 11/15/17	491
270	Series 2531, Class HN, 5.00%, 12/15/17	265
200	Series 2538, Class CB, 5.00%, 12/15/17	196
295	Series 2557, Class WJ, 5.00%, 07/15/14	295
250	Series 2594, Class OL, 5.00%, 04/15/18	246
129	Series 2595, Class HO, 4.50%, 03/15/23	114
520	Series 2614, Class TD, 3.50%, 05/15/16	507
431	Series 2617, Class TJ, 4.50%, 08/15/16	421
350	Series 2627, Class KM, 4.50%, 06/15/18	330
243	Series 2628, Class AD, 4.00%, 06/15/18	226
968	Series 2636, Class Z, 4.50%, 06/15/18	919
603	Series 2651, Class VZ, 4.50%, 07/15/18	572
180	Series 2657, Class ME, 5.00%, 10/15/22	175
400	Series 2663, Class VQ, 5.00%, 06/15/22	378
575	Series 2695, Class DE, 4.00%, 01/15/17	554
500	Series 2699, Class TC, 4.00%, 11/15/18	456
500	Series 2701, Class OD, 5.00%, 09/15/18	499
400	Series 2715, Class NG, 4.50%, 12/15/18	379
250	Series 2717, Class GR, 4.50%, 01/15/27	247

500	Series 2733, Class PC, 4.50%, 06/15/28	486
500	Series 2744, Class TU, 5.50%, 05/15/32	490
345	Series 2748, Class LE, 4.50%, 12/15/17	336
422	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	11
378	Series 2756, Class NA, 5.00%, 02/15/24	368
500	Series 2763, Class PD, 4.50%, 12/15/17	486
150	Series 2764, Class OE, 4.50%, 03/15/19	141
400	Series 2764, Class UC, 5.00%, 05/15/27	401
398	Series 2766, Class SW, FRN, IO, 1.45%, 09/15/29 (m)	23
265	Series 2767, Class AH, 4.00%, 03/15/19	242
230	Series 2773, Class CD, 4.50%, 04/15/24	210
215	Series 2775, Class WA, 4.50%, 04/15/19	206
116	Series 2778, Class TD, 4.25%, 06/15/33	113
1,149	Series 2779, Class SM, IF, IO, 1.40%, 10/15/18 (m)	68
189	Series 2780, Class JA, 4.50%, 04/15/19	182
215	Series 2780, Class JG, 4.50%, 04/15/19	201
500	Series 2780, Class MD, 5.00%, 09/15/31	477
325	Series 2780, Class TH, 5.00%, 09/15/29	321
414	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	14
179	Series 2783, Class AT, 4.00%, 04/15/19	162
795	Series 2783, Class PD, 5.00%, 01/15/33	768
300	Series 2809, Class UB, 4.00%, 09/15/17	288
100	Series 2809, Class UC, 4.00%, 06/15/19	92
3,451	Series 2813, Class SB, IF, IO, 1.30%, 02/15/34 (m)	236
470	Series 2828, Class JK, 4.50%, 07/15/19	451
1,000	Series 2835, Class HB, 5.50%, 08/15/24	982
2,801	Series 2861, Class GS, IF, IO, 1.45%, 01/15/21 (m)	70
550	Series 2875, Class PE, 5.00%, 10/15/34 (m)	513
400	Series 2877, Class AD, 4.00%, 10/15/19	364
150	Series 2899, Class KB, 4.50%, 03/15/19	141
167	Series 2922, Class GA, 5.50%, 05/15/34	167
286	Series 2931, Class AM, 4.50%, 07/15/19	280
520	Series 2931, Class DC, 4.00%, 06/15/18	498
189	Series 2949, Class PA, 5.50%, 03/15/34	190
108	Series 2958, Class KB, 5.50%, 04/15/35	108
225	Series 2966, Class NC, 5.00%, 04/15/31	221
385	Series 2984, Class NC, 5.50%, 09/15/31	383
125	Series 3000, Class PB, 3.90%, 01/15/23	115
200	Series 3007, Class LB, 4.50%, 04/15/25	198
290	Series 3031, Class AG, 5.00%, 02/15/34	277
254	Series 3036, Class NS, IF, IO, 1.45%, 08/15/35 (m)	21
100	Series 3064, Class OG, 5.50%, 06/15/34	99
330	Series 3098, Class PE, 5.00%, 06/15/34	314
665	Series 3101, Class PD, 5.50%, 05/15/34	651
395	Series 3106, Class PD, 5.50%, 06/15/34	388
831	Series 3117, Class ES, IF, IO, 1.40%, 02/15/36 (m)	76
350	Series 3151, Class UC, 5.50%, 08/15/35	343
350	Series 3334, Class MB, 5.00%, 09/15/29	343
300	Series 3334, Class MC, 5.00%, 04/15/33	289
	Federal Home Loan Mortgage Corp. STRIPS,

4,052	Series 237, Class S22, IF, IO, 1.40%, 05/15/36 (m)	366
701	Series 237, Class S23, IF, IO, 1.35%, 05/15/36 (m)	62
291	Series 239, Class S30, IF, IO, 2.09%, 08/15/36 (m)	27
265	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-54, Class 2A, 6.50%, 02/25/43	269
	Federal National Mortgage Association Interest STRIPS,
1,529	Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	401
	Federal National Mortgage Association REMIC,
25	Series 1990-7, Class B, 8.50%, 01/25/20	27
13	Series 1990-35, Class E, 9.50%, 04/25/20	14
31	Series 1990-76, Class G, 7.00%, 07/25/20	32
84	Series 1990-106, Class J, 8.50%, 09/25/20	89
15	Series 1991-73, Class A, 8.00%, 07/25/21	17
249	Series 1992-112, Class GB, 7.00%, 07/25/22	262
94	Series 1992-195, Class C, 7.50%, 10/25/22	99
38	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	38
793	Series 1997-42, Class PG, 7.00%, 07/18/12	810
358	Series 1998-37, Class VZ, 6.00%, 06/17/28	366
162	Series 1998-66, Class B, 6.50%, 12/25/28	165
615	Series 2002-18, Class PC, 5.50%, 04/25/17	624
207	Series 2002-19, Class PE, 6.00%, 04/25/17	213
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	514
430	Series 2002-55, Class PG, 5.50%, 09/25/32	413
131	Series 2002-63, Class KC, 5.00%, 10/25/17	129
400	Series 2002-63, Class LB, 5.50%, 10/25/17	405
565	Series 2002-81, Class SJ, IF, IO, 2.37%, 04/25/32 (m)	48
296	Series 2003-33, Class AC, 4.25%, 03/25/33	284
500	Series 2003-39, Class PG, 5.50%, 05/25/23	482
650	Series 2003-47, Class PE, 5.75%, 06/25/33	632
218	Series 2003-53, Class JL, 5.00%, 12/25/31	210
410	Series 2003-55, Class CD, 5.00%, 06/25/23	392
226	Series 2003-58, Class AD, 3.25%, 07/25/33	206
187	Series 2003-63, Class PE, 3.50%, 07/25/33	170
255	Series 2003-67, Class VQ, 7.00%, 01/25/19	260
409	Series 2003-81, Class CB, 4.75%, 09/25/18	388
500	Series 2003-81, Class LC, 4.50%, 09/25/18	475
194	Series 2003-81, Class YC, 5.00%, 09/25/33	186
550	Series 2003-83, Class PG, 5.00%, 06/25/23	536
300	Series 2003-86, Class PX, 4.50%, 02/25/17	294
494	Series 2003-110, Class WA, 4.00%, 08/25/33	464
500	Series 2003-122, Class TE, 5.00%, 12/25/22	472
635	Series 2004-32, Class AY, 4.00%, 05/25/19	575
500	Series 2004-36, Class PC, 5.50%, 02/25/34	494
135	Series 2004-53, Class NC, 5.50%, 07/25/24	135
1,038	Series 2004-61, Class TS, IF, IO, 1.97%, 10/25/31 (m)	49
808	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	76
400	Series 2005-13, Class PC, 5.00%, 03/25/31	393
300	Series 2005-18, Class EG, 5.00%, 03/25/25	289
163	Series 2005-23, Class TG, 5.00%, 04/25/35	163
180	Series 2005-34, Class PC, 5.50%, 06/25/32	179

188	Series 2005-38, Class TB, 6.00%, 11/25/34	188
350	Series 2005-59, Class PC, 5.50%, 03/25/31	347
538	Series 2005-65, Class TD, 5.00%, 08/25/35	501
500	Series 2005-67, Class HG, 5.50%, 01/25/35	490
283	Series 2005-68, Class BC, 5.25%, 06/25/35	272
289	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	293
574	Series 2006-43, Class LB, 5.50%, 04/25/35	562
363	Series 2006-49, Class PA, 6.00%, 06/25/36	371
361	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	368
1,021	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	1,039
389	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	396
368	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	375
346	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	353
500	Series 2007-47, Class PC, 5.00%, 07/25/33	483
500	Series 2007-79, Class PC, 5.00%, 01/25/32	481
157	Series G92-35, Class E, 7.50%, 07/25/22	166
	Government National Mortgage Association,
97	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	2
487	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	22
6	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	-(h)
		50,975

Non-Agency CMO — 2.9%
	Adjustable Rate Mortgage Trust,
210	Series 2005-5, Class 6A21, FRN, 5.36%, 09/25/35 (m)	203
71	Series 2005-6A, Class 2A1, FRN, 5.44%, 11/25/35 (m)	69
701	American Home Mortgage Assets,
	Series 2006-2, Class 2A1, FRN, 5.32%, 09/25/46 (m)	690
154	Cendant Mortgage Corp.,
	Series 2003-8, Class 1A8, 5.25%, 10/25/33	149
	Countrywide Alternative Loan Trust,
254	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	250
871	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	867
871	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (m)	884
1,461	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,457
	CS First Boston Mortgage Securities Corp.,
373	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	374
581	Downey Savings & Loan Association Mortgage Loan Trust,
	Series 2005- AR6, Class 2A1A, FRN, 5.79%, 10/19/45 (m)	568
543	First Horizon Alternative Mortgage Securities,
	Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	545
88	First Horizon Asset Securities, Inc.,
	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	87
207	Greenpoint Mortgage Funding Trust,
	Series 2005-AR4, Class 4A1A, FRN, 5.44%, 10/25/45 (m)	203
	Harborview Mortgage Loan Trust,
564	Series 2005-3, Class 2A1A, FRN, 5.74%, 06/19/35 (m)	552
502	Series 2005-8, Class 1A2A, FRN, 5.83%, 09/19/35 (m)	494
775	Series 2006-5, Class 2A1A, FRN, 5.68%, 07/19/46 (m)	753
	Indymac Index Mortgage Loan Trust,

185	Series 2004-AR7, Class A1, FRN, 5.57%, 09/25/34 (m)	182
504	Series 2005-AR14, Class 2A1A, FRN, 5.43%, 08/25/35 (m)	494
175	Lehman Mortgage Trust,
	Series 2007-4, Class 4A1, 6.00%, 05/25/37 (m)	174
79	MASTR Asset Securitization Trust,
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	79
230	Medallion Trust (Australia),
	Series 2005-2G, Class A, FRN, 5.54%, 08/22/36 (m)	228
450	Permanent Financing plc (United Kingdom),
	Series 2, Class 4A, FRN, 5.94%, 12/10/09 (m)	450
	RESI Finance LP (Cayman Islands),
751	Series 2003-C, Class B3, FRN, 7.22%, 09/10/35 (e) (m)	738
188	Series 2003-C, Class B4, FRN, 7.42%, 09/10/35 (e) (m)	194
342	Series 2005-A, Class B3, FRN, 6.40%, 03/10/37 (e) (m)	319
115	Series 2005-A, Class B4, FRN, 6.50%, 03/10/37 (e) (m)	108
241	Series 2005-D, Class B4, 6.45%, 12/15/37 (e) (m)	234
	Residential Accredit Loans, Inc.,
175	Series 2004-QS8, Class A12, 5.00%, 06/25/34 (e)	173
850	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	854
254	SACO I, Inc.,
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	256
285	Structured Asset Mortgage Investments, Inc.,
	Series 2005-AK2, Class 2A1, FRN, 5.36%, 05/25/45 (m)	277
	Wamu Mortgage Pass-Through Certificates,
136	Series 2005-AR2, Class 2A21, FRN, 5.46%, 01/25/45 (m)	133
297	Series 2005-AR9, Class A1A, FRN, 5.45%, 07/25/45 (m)	293
252	Series 2005-AR15, Class A1A1, FRN, 5.39%, 11/25/45 (m)	248
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
358	Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	360
	Wells Fargo Mortgage Backed Securities Trust,
203	Series 2004-7, Class 2A2, 5.00%, 07/25/19	198
194	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	192
350	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	343
283	Series 2007-5, Class 2A3, 5.50%, 05/25/22 (m)	281
633	Series 2007-7, Class A1, 6.00%, 06/25/37 (m)	625
494	Series 2007-11, Class A96, 6.00%, 08/25/37 (m)	487
		16,065
	Total Collateralized Mortgage Obligations
	(Cost $66,723)	67,040

Commercial Mortgage-Backed Securities — 1.3%
400	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	396
345	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A3, VAR, 5.91%, 03/15/49 (m)	351
710	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	Series 2007-CD4, Class A4, 5.32%, 12/11/49 (m)	695
	Credit Suisse Mortgage Capital Certificates,
520	Series 2006-C3, Class A3, VAR, 6.02%, 06/15/38 (m)	533
640	Series 2007-C4, Class A3, VAR, 5.81%, 09/15/39 (m)	645

177	CS First Boston Mortgage Securities Corp.
	Series 1998-C2, Class A2, 6.30%, 11/15/30	178
245	LB-UBS Commercial Mortgage Trust,
	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	252
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
360	Series 2007-6, Class A4, VAR, 5.48%, 03/12/51 (m)	356
870	Series 2007-7, Class A4, VAR, 5.81%, 06/12/50 (m)	879
155	Merrill Lynch Mortgage Trust,
	Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	157
	Morgan Stanley Capital I
1,250	Series 2006-IQ11, Class A2, VAR, 5.69%, 10/15/42 (m)	1,268
400	Series 2007-HQ11, Class A4, VAR, 5.45%, 02/12/44 (m)	395
800	Series 2007-IQ13, Class A4, 5.36%, 03/15/44 (m)	785
80	TIAA Retail Commercial Trust (Cayman Islands),
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	82
340	Wachovia Bank Commercial Mortgage Trust,
	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45 (m)	351
	Total Commercial Mortgage-Backed Securities
	(Cost $7,311)	7,323

Corporate Bonds — 8.7%

Aerospace & Defense — 0.0% (g)
45	L-3 Communications Corp.,
	5.88%, 01/15/15 (m)	43

Airlines — 0.0% (g)
130	Continental Airlines, Inc.,
	Series 1999-2, Class A2, 7.06%, 09/15/09	132

Auto Components — 0.0% (g)
1	Goodyear Tire & Rubber Co. (The),
	9.00%, 07/01/15 (m)	1
15	TRW Automotive, Inc.,
	7.25%, 03/15/17 (e) (m)	15
		16

Automobiles — 0.3%
	Daimler Finance North America LLC
820	5.88%, 03/15/11 (m)	832
200	7.20%, 09/01/09	207
400	Series E, FRN, 5.89%, 10/31/08 (m)	400
		1,439

Beverages — 0.0% (g)
30	Constellation Brands, Inc.,
	7.25%, 09/01/16 (m)	30

Building Products — 0.0% (g)
150	Owens Corning, Inc.,
	7.00%, 12/01/36 (m)	146

Capital Markets — 1.1%
40	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	39
	Bear Stearns Cos., Inc. (The),
150	5.70%, 11/15/14	147

240	FRN, 5.51%, 04/29/08, (m)	240
	Credit Suisse First Boston USA, Inc.,
90	5.50%, 08/16/11 (m)	91
500	6.50%, 01/15/12	523
315	Series 1, FRN, 5.73%, 06/02/08, (m)	315
	Goldman Sachs Group, Inc., (The)
375	4.75%, 07/15/13	358
130	5.63%, 01/15/17 (m)	126
250	5.95%, 01/15/27 (m)	237
130	6.75%, 10/01/37	129
250	FRN, 5.30%, 06/23/09 (m)	249
255	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12 (m) (x)	243
	Lehman Brothers Holdings, Inc.,
220	5.25%, 02/06/12 (m)	215
200	5.75%, 01/03/17 (m)	192
450	6.63%, 01/18/12	465
	Merrill Lynch & Co., Inc.,
150	4.13%, 01/15/09	147
120	6.05%, 08/15/12 (m)	123
100	6.11%, 01/29/37 (m)	94
275	6.22%, 09/15/26 (m)	269
250	FRN, 5.45%, 10/27/08 (m)	250
450	FRN, 5.56%, 11/01/11 (m)	442
	Morgan Stanley,
145	3.63%, 04/01/08 (m)	144
275	5.45%, 01/09/17 (m)	265
100	5.63%, 01/09/12 (m)	101
500	5.75%, 10/18/16	493
250	FRN, 5.48%, 11/09/07 (m)	250
		6,147

Chemicals — 0.1%
250	Dow Capital BV (Netherlands),
	8.50%, 06/08/10	272
1	Equistar Chemicals LP/Equistar Funding Corp.,
	10.13%, 09/01/08 (m)	1
70	Huntsman LLC,
	11.50%, 07/15/12 (m)	76
	Nalco Co.,
25	7.75%, 11/15/11 (m)	25
20	8.88%, 11/15/13 (m)	21
		395

Commercial Banks — 1.4%
300	Banco Sabadell S.A. (Spain),
	FRN, 5.46%, 04/23/10 (e) (m)	297
250	Barclays Bank plc (United Kingdom),
	7.43%, 12/15/17 (e) (m) (x)	266
100	BNP Paribas (France),
	7.20%, 06/25/37 (e) (m) (x)	99
150	Branch Banking & Trust Co.,

	4.88%, 01/15/13	145
200	Credit Agricole S.A. (France),
	6.64%, 05/31/17 (e) (m) (x)	184
380	Depfa ACS Bank (Ireland),
	5.13%, 03/16/37 (e) (m)	355
440	FleetBoston Financial Corp.,
	7.38%, 12/01/09	462
	Glitnir Banki HF (Iceland),
175	FRN, 5.52%, 10/15/08 (e) (m)	175
275	FRN, 5.62%, 04/20/10 (e) (m)	270
330	FRN, 5.80%, 01/21/11 (e) (m)	322
	HBOS plc (United Kingdom),
500	5.92%, 10/01/15 (e) (m) (x)	452
100	6.66%, 05/21/37 (e) (m) (x)	91
250	ICICI Bank Ltd. (India),
	FRN, 5.90%, 01/12/10 (e) (m)	248
290	Industrial Bank of Korea (South Korea),
	VAR, 4.00%, 05/19/14 (e) (m)	285
100	Keycorp,
	Series G, 4.70%, 05/21/09	100
220	Landsbanki Islands HF (Iceland),
	6.10%, 08/25/11 (e) (m)	223
340	Marshall & Ilsley Corp.,
	4.38%, 08/01/09	337
250	National City Corp.,
	4.90%, 01/15/15	236
100	Popular North America, Inc.,
	4.25%, 04/01/08	99
45	Regions Financing Trust II,
	VAR, 6.63%, 05/15/47 (m)	43
100	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	99
	Royal Bank of Scotland Group plc (United Kingdom),
200	6.99%, 10/05/17 (e) (x)	204
200	7.64%, 09/29/17 (x)	200
565	Shinsei Finance II (Cayman Islands),
	7.16%, 07/25/16 (e) (m) (x)	503
215	Societe Generale (France),
	5.92%, 04/05/17 (e) (m) (x)	204
300	Standard Chartered plc (United Kingdom),
	6.41%, 01/30/17 (e) (m) (x)	277
300	SunTrust Banks, Inc.,
	5.00%, 09/01/15	286
210	SunTrust Preferred Capital I,
	5.85%, 12/15/11 (m) (x)	206
50	UnionBanCal Corp.,
	5.25%, 12/16/13	49
280	Wachovia Capital Trust III,
	5.80%, 03/15/11 (m) (x)	278
200	Wachovia Corp.,

	3.63%, 02/17/09	196
300	Wells Fargo & Co.,
	6.38%, 08/01/11	310
	Woori Bank (South Korea),
245	FRN, 5.75%, 03/13/14 (e) (m)	245
190	FRN, 6.21%, 05/02/37 (e) (m)	179
		7,925

Commercial Services & Supplies — 0.0% (g)
55	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	52
15	Allied Waste North America, Inc.,
	7.25%, 03/15/15 (m)	15
20	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	20
150	Pitney Bowes, Inc.,
	3.88%, 06/15/13	138
35	Quebecor World Capital Corp. (Canada),
	8.75%, 03/15/16 (e) (m)	32
		257

Computers & Peripherals — 0.0% (g)
100	International Business Machines Corp.,
	4.38%, 06/01/09	100

Consumer Finance — 0.7%
100	American Express Credit Corp.,
	3.00%, 05/16/08	99
	American General Finance Corp.,
240	4.00%, 03/15/11	229
315	4.50%, 11/15/07 (m)	314
130	4.63%, 05/15/09	129
300	FRN, 5.33%, 06/27/08 (m)	300
90	Capital One Capital III,
	7.69%, 08/15/36 (m)	88
350	Discover Financial Services,
	FRN, 6.23%, 06/11/10 (e) (m)	342
	Ford Motor Credit Co. LLC,
25	FRN, 6.93%, 01/15/10 (m)	23
45	7.80%, 06/01/12 (m)	43
70	GMAC LLC,
	6.88%, 08/28/12 (m)	66
	HSBC Finance Corp.,
600	8.00%, 07/15/10	644
500	FRN, 5.50%, 05/09/08, (m)	499
	International Lease Finance Corp.,
195	4.88%, 09/01/10 (m)	194
100	5.00%, 04/15/10	100
275	FRN, 5.72%, 05/24/10 (m)	273
320	SLM Corp.,
	FRN, 5.44%, 01/25/08 (m)	319
		3,662

Containers & Packaging — 0.0% (g)

20	Owens-Brockway Glass Container, Inc.,
	8.25%, 05/15/13 (m)	21

Diversified Consumer Services — 0.0% (g)
75	Service Corp. International,
	7.38%, 10/01/14 (m)	77

Diversified Financial Services — 1.1%
200	Bank of America Corp.,
	7.80%, 02/15/10	212
300	Caterpillar Financial Services Corp.,
	4.50%, 09/01/08	298
	Citigroup, Inc.,
644	5.00%, 09/15/14	621
130	6.00%, 08/15/17 (m)	133
55	6.63%, 06/15/32 (m)	57
	General Electric Capital Corp.,
100	3.13%, 04/01/09	97
550	5.88%, 02/15/12	565
120	6.15%, 08/07/37 (m)	123
205	Goldman Sachs Capital II,
	5.79%, 06/01/12 (m) (x)	194
285	IIRSA Norte Finance Ltd. (Peru),
	8.75%, 05/30/24	337
	Kaupthing Bank HF (Iceland),
335	5.75%, 10/04/11 (e) (m)	331
475	FRN, 6.06%, 01/15/10 (e) (m)	473
76	Mizuho Capital Investment 1 Ltd. (Cayman Islands),
	6.69%, 06/30/16 (e) (m) (x)	71
355	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (m) (x)	364
495	Mizuho Preferred Capital Co. LLC,
	8.79%, 06/30/08 (e) (m) (x)	504
135	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	6.35%, 07/25/16 (m) (x)	128
250	Pemex Finance Ltd. (Cayman Islands),
	7.16%, 10/15/09	256
150	Principal Life Income Funding Trusts,
	3.20%, 04/01/09	147
135	QBE Capital Funding II LP (United Kingdom),
	6.80%, 06/01/17 (e) (m) (x)	132
270	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands),
	6.08%, 01/25/17 (e) (m) (x)	250
400	Textron Financial Corp.,
	4.60%, 05/03/10	399
162	TRAINS,
	Series HY1-2006, 7.55%, 05/01/16 (e) (m)	159
95	Visant Corp.,
	7.63%, 10/01/12 (m)	97
		5,948

Diversified Telecommunication Services — 0.6%
AT&T, Inc.,

250	5.88%, 02/01/12	256
265	FRN, 5.78%, 11/14/08 (m)	265
250	BellSouth Corp.,
	6.00%, 10/15/11	256
180	British Telecommunications plc (United Kingdom),
	8.62%, 12/15/10	198
25	Consolidated Communications Holdings, Inc.,
	9.75%, 04/01/12 (m)	25
140	Deutsche Telekom International Finance BV (Netherlands),
	8.00%, 06/15/10	150
60	France Telecom S.A. (France),
	7.75%, 03/01/11	65
600	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09	635
26	Qwest Communications International, Inc.,
	FRN, 9.06%, 02/15/09 (m)	26
15	Qwest Corp.,
	8.88%, 03/15/12 (e) (m)	16
175	Sprint Capital Corp.,
	7.63%, 01/30/11	186
	Telefonica Emisiones SAU (Spain),
390	5.86%, 02/04/13 (m)	394
500	FRN, 5.89%, 06/19/09 (m)	500
280	Verizon Communications, Inc.,
	5.35%, 02/15/11 (m)	282
		3,254

Electric Utilities — 0.4%
100	Carolina Power & Light Co.,
	5.13%, 09/15/13	98
90	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	90
55	Consolidated Edison Co. of New York, Inc.,
	4.70%, 06/15/09	55
500	Duke Energy Carolinas LLC
	6.25%, 01/15/12	518
150	Exelon Corp.,
	6.75%, 05/01/11	156
	Ohio Power Co.,
120	6.00%, 06/01/16 (m)	120
275	FRN, 5.54%, 04/05/10 (m)	272
	Pacificorp,
285	4.30%, 09/15/08 (m)	282
110	6.25%, 10/15/37	110
235	PSEG Power LLC,
	7.75%, 04/15/11	252
275	Oncor Electric Delivery Co.,
	FRN, 6.07%, 09/16/08 (e) (m)	272
		2,225

Electronic Equipment & Instruments — 0.0% (g)
75	NXP BV/NXP Funding LLC (Netherlands),

9.50%, 10/15/15 (m)	70

Food & Staples Retailing — 0.2%
167	CVS Lease Pass-Through,
	6.04%, 12/10/28 (e) (m)	162
250	Kroger Co. (The),
	8.05%, 02/01/10	266
	Wal-Mart Stores, Inc.,
200	4.13%, 02/15/11	194
110	5.25%, 09/01/35 (m)	97
210	5.38%, 04/05/17 (m)	206
55	6.50%, 08/15/37 (m)	57
		982

Food Products — 0.0% (g)
270	Kraft Foods, Inc.,
	6.00%, 02/11/13 (m)	278

Gas Utilities — 0.0% (g)
170	Nakilat, Inc. (Qatar),
	6.07%, 12/31/33 (e) (m)	164

Health Care Equipment & Supplies — 0.0% (g)
50	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08 (m)	50

Health Care Providers & Services — 0.1%
40	Community Health Systems, Inc.,
	8.88%, 07/15/15 (e)	41
	HCA, Inc.,
25	9.25%, 11/15/16 (e) (m)	27
80	9.63%, 11/15/16 (e) (m)	85
275	UnitedHealth Group, Inc.,
	FRN, 5.42%, 06/21/10 (e) (m)	275
		428

Hotels, Restaurants & Leisure — 0.0% (g)
	MGM Mirage,
65	5.88%, 02/27/14 (m)	59
20	6.75%, 04/01/13 (m)	20
20	7.50%, 06/01/16 (m)	20
		99

Household Durables — 0.0% (g)
30	Beazer Homes USA, Inc.
	6.88%, 07/15/15 (m)	22
25	K Hovnanian Enterprises, Inc.,
	8.63%, 01/15/17 (m)	21
50	Sealy Mattress Co.,
	8.25%, 06/15/14 (m)	50
		93

Household Products — 0.0% (g)
25	Spectrum Brands, Inc.,
	7.38%, 02/01/15 (m)	19

Independent Power Producers & Energy Traders — 0.0% (g)
60	NRG Energy, Inc.,
	7.38%, 02/01/16 (m)	60

Insurance — 0.5%
100	ACE INA Holdings, Inc.,
	5.88%, 06/15/14	101
350	Allstate Corp. (The),
	6.13%, 02/15/12	365
150	American International Group, Inc.,
	2.88%, 05/15/08	148
85	AXA S.A. (France),
	6.38%, 12/14/36 (e) (m) (x)	77
155	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e) (m)	159
215	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66 (m)	221
150	Nationwide Financial Services,
	6.75%, 05/15/37 (m)	145
	Protective Life Secured Trust,
60	4.00%, 10/07/09	59
150	4.00%, 04/01/11	145
150	Reinsurance Group of America, Inc.,
	VAR, 6.75%, 12/15/65 (m)	142
240	Stingray Pass-Through Trust,
	5.90%, 01/12/15 (e) (m)	178
420	Swiss Re Capital I LP (United Kingdom)
	6.85%, 05/25/16 (e) (m) (x)	423
270	Travelers Cos., Inc.,
	VAR, 6.25%, 03/15/37 (m)	261
305	XL Capital Ltd. (Cayman Islands),
	6.50%, 04/15/17 (m) (x)	285
		2,709

IT Services — 0.0% (g)
	Iron Mountain, Inc.,
45	6.63%, 01/01/16 (m)	42
25	7.75%, 01/15/15 (m)	25
		67

Leisure Equipment & Products — 0.0% (g)
20	Steinway Musical Instruments,
	7.00%, 03/01/14 (e) (m)	19

Media — 0.5%
35	Charter Communications Operating LLC,
	8.00%, 04/30/12 (e) (m)	35
100	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	112
	Comcast Corp.,
135	6.95%, 08/15/37 (m)	142
475	FRN, 5.66%, 07/14/09 (m)	473
100	COX Communications, Inc.,
	7.75%, 11/01/10	106
60	DIRECTV Holdings LLC,
	6.38%, 06/15/15 (m)	57
55	Echostar DBS Corp.,

	7.13%, 02/01/16 (m)	56
250	Historic TW, Inc.,
	9.13%, 01/15/13	287
	News America America Holdings, Inc.,
40	6.20%, 12/15/34 (m)	38
250	6.75%, 01/09/38	262
115	7.75%, 12/01/45 (m)	127
190	TCI Communications, Inc.,
	7.88%, 02/15/26 (m)	209
100	Thomson Corp. (The) (Canada),
	4.25%, 08/15/09	98
70	Time Warner Cable, Inc.,
	6.55%, 05/01/37 (e) (m)	69
	Time Warner, Inc.,
195	5.88%, 11/15/16 (m)	191
130	6.50%, 11/15/36 (m)	125
245	Viacom, Inc.,
	FRN, 6.04%, 06/16/09 (m)	244
40	WMG Acquisition Corp.,
	7.38%, 04/15/14 (m)	35
20	WMG Holdings Corp.,
	SUB, 0.00%, 12/15/14 (m)	14
		2,680

Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
210	6.25%, 06/30/12	215
5	6.30%, 03/15/33 (m)	5
400	DTE Energy Co.,
	6.65%, 04/15/09	410
235	Midamerican Energy Holdings Co.,
	6.13%, 04/01/36 (m)	228
		858

Multiline Retail — 0.0% (g)
105	Kohl's Corp.,
	6.88%, 12/15/37 (m)	105

Oil & Gas — 0.1%
750	Petroleos de Venezuela S.A. (Venezuela),
	5.50%, 04/12/37	461

Oil, Gas & Consumable Fuels — 0.5%
90	Canadian Natural Resources Ltd. (Canada),
	6.25%, 03/15/38 (m)	87
50	Chesapeake Energy Corp.,
	6.50%, 08/15/17 (m)	49
235	Citic Resources Finance Ltd. (Bermuda),
	6.75%, 05/15/14 (e) (m)	228
300	Conoco Funding Co. (Canada),
	6.35%, 10/15/11	313
65	EnCana Corp. (Canada),
	6.63%, 08/15/37 (m)	67
205	Enterprise Products Operating LP,

	6.30%, 09/15/17 (m)	205
280	Gaz Capital for Gazprom S.A. (Russia),
	7.29%, 08/16/37 (e) (m)	298
218	Gazprom International S.A. (Russia),
	7.20%, 02/01/20	222
180	Kinder Morgan Energy Partners LP,
	6.50%, 02/01/37 (m)	172
125	Nexen, Inc. (Canada),
	6.40%, 05/15/37 (m)	121
170	ONEOK Partners LP,
	5.90%, 04/01/12 (m)	172
276	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e) (m)	276
255	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),
	5.83%, 09/30/16 (e) (m)	254
140	Valero Energy Corp.,
	6.63%, 06/15/37 (m)	142
		2,606

Paper & Forest Products — 0.0% (g)
45	Georgia-Pacific Corp.,
	7.70%, 06/15/15 (m)	45

Personal Products — 0.0% (g)
10	Playtex Products, Inc.,
	8.00%, 03/01/11 (m)	10

Real Estate Investment Trusts (REITs) — 0.1%
60	HRPT Properties Trust,
	6.65%, 01/15/18	59
260	WEA Finance LLC/WCI Finance LLC (Australia),
	5.70%, 10/01/16 (e) (m)	251
		310

Road & Rail — 0.2%
200	Burlington Northern Santa Fe Corp.,
	6.13%, 03/15/09	202
350	Norfolk Southern Corp.,
	7.05%, 05/01/37	376
250	Union Pacific Corp.,
	6.65%, 01/15/11	258
		836

Semiconductors & Semiconductor Equipment — 0.0% (g)
25	Freescale Semiconductor, Inc.,
	9.13%, 12/15/14 (m)	23
20	Sensata Technologies BV (Netherlands),
	8.00%, 05/01/14 (m)	20
		43

Software — 0.0% (g)
100	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	97

Specialty Retail — 0.0% (g)
170	Home Depot, Inc.,
	5.88%, 12/16/36 (m)	145

Thrifts & Mortgage Finance — 0.5%
300	Bancaja US Debt S.A.U. (Spain),
	FRN, 5.51%, 07/10/09 (e) (m)	298
500	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain),
	FRN, 5.51%, 02/01/10 (e) (m)	495
	Countrywide Financial Corp.,
420	5.80%, 06/07/12 (m)	394
225	FRN, 5.43%, 03/24/09 (m)	212
300	Countrywide Home Loans, Inc.,
	4.00%, 03/22/11	269
350	Sovereign Bancorp, Inc.,
	FRN, 5.90%, 03/01/09 (m)	349
250	Washington Mutual, Inc.,
	4.63%, 04/01/14	228
300	Washington Mutual Preferred Funding Delaware,
	6.53%, 03/15/11 (e) (m) (x)	274
300	Washington Mutual Preferred Funding II,
	6.90%, 12/15/16 (e) (m) (x)	281
		2,800

Wireless Telecommunication Services — 0.1%
250	America Movil S.A.B. de C.V. (Mexico),
	FRN, 5.30%, 06/27/08 (e) (m)	250
25	Dobson Cellular Systems, Inc.,
	8.38%, 11/01/11 (m)	27
30	Intelsat Bermuda Ltd. (Bermuda),
	9.25%, 06/15/16 (m)	31
	New Cingular Wireless Services, Inc.,
150	7.88%, 03/01/11	162
10	8.13%, 05/01/12 (m)	11
295	Sprint Nextel Corp.,
	6.00%, 12/01/16 (m)	283
		764
	Total Corporate Bonds
	(Cost $49,138)	48,615

Foreign Government Securities — 0.5%

120	Federal Republic of Brazil (Brazil),
	12.25%, 03/06/30	207
140	Government of Ukraine (Ukraine),
	6.58%, 11/21/16 (e)	141
470	Republic of Argentina (Argentina),
	FRN, 5.37%, 08/03/12	267
170	Republic of Guatemala (Guatemala),
	9.25%, 08/01/13	193
	Republic of Peru (Peru),
221	6.55%, 03/14/37	228
150	7.35%, 07/21/25	171
485	Republic of Venezuela (Venezuela),
	9.38%, 01/13/34	507

140	Russian Federation (Russia),
	12.75%, 06/24/28	249
	United Mexican States (Mexico),
60	6.38%, 01/16/13	63
255	8.00%, 09/24/22	309
500	FRN, 6.06%, 01/13/09 (m)	502
	Total Foreign Government Securities
	(Cost $2,785)	2,837

Mortgage Pass-Through Securities — 13.8%
	Federal Home Loan Mortgage Corp. Gold Pool,
780	4.00%, 05/01/14 - 08/01/18	745
213	6.00%, 04/01/14	216
87	6.00%, 02/01/35 (m)	87
74	6.50%, 03/01/13 - 06/01/13	77
438	6.50%, 11/01/22 - 03/01/26	450
13	6.50%, 02/01/26	14
45	7.00%, 01/01/12 - 06/01/13	47
122	7.00%, 12/01/14 - 03/01/16	126
13	7.00%, 02/01/26	14
37	7.50%, 05/01/26 - 08/01/27	38
35	8.00%, 10/01/10	36
30	8.00%, 04/01/25 - 05/01/25	33
20	8.50%, 07/01/26	21
5	9.00%, 08/01/09	5
3,200	TBA, 5.00%, 10/15/37 (m)	3,052
	Federal Home Loan Mortgage Corp. Pool,
950	ARM, 5.84%, 11/01/36 (m)	959
529	ARM, 5.87%, 01/01/37 (m)	532
15,755	TBA, 6.00%, 10/15/37 (m)	15,770
	Federal National Mortgage Association Various Pools,
651	4.50%, 07/01/18 - 11/01/19	627
143	5.00%, 10/01/20	141
823	5.50%, 07/01/33 - 12/01/33	808
124	6.00%, 01/01/14	126
349	6.00%, 05/01/33 - 08/01/33	350
164	6.50%, 05/01/11 - 04/01/13	168
5	6.50%, 02/01/26	5
85	6.75%, 11/01/07	85
85	7.00%, 06/01/13	88
5,029	7.00%, 03/01/26 - 04/01/37 (m)	5,192
38	7.50%, 08/01/09	39
49	7.50%, 05/01/26 - 11/01/26	51
121	8.00%, 11/01/22 - 06/01/24	126
64	8.50%, 11/01/18	68
37	9.00%, 08/01/24	41
850	TBA, 4.50%, 10/25/22 (m)	818
850	TBA, 5.00%, 10/25/22 (m)	833
12,085	TBA, 5.00%, 10/25/37 (m)	11,526
52	TBA, 5.50%, 10/25/22 (m)	52

10,261	TBA, 5.50%, 10/25/37 - 11/25/37 (m)	10,049
3,870	TBA, 6.00%, 10/25/22 - 11/25/22 (m)	3,921
7,640	TBA, 6.00%, 10/15/37	7,649
6,850	TBA, 6.50%, 10/25/37 (m)	6,974
	Government National Mortgage Association Various Pools,
43	5.50%, 04/20/11	43
248	6.50%, 07/15/08 - 09/15/13	254
182	6.50%, 01/15/24 - 03/15/28	186
40	7.00%, 07/15/08	40
202	7.00%, 04/15/24 - 05/15/26	212
47	7.50%, 06/15/25 - 05/15/26	50
77	8.00%, 04/15/24 - 07/20/28	82
235	8.50%, 06/15/22 - 09/20/25	253
6	10.00%, 07/15/18	7
2	13.50%, 05/15/11	2
1,705	TBA, 6.00%, 10/15/37 (m)	1,716
2,290	TBA, 6.50%, 10/15/37 (m)	2,340
	Total Mortgages Pass-Through Securities
	(Cost $76,666)	77,144

U.S. Government Agency Securities — 0.4%
	Federal National Mortgage Association,
1,350	5.38%, 11/15/11	1,391
500	7.13%, 01/15/30 (m)	620
	Total U.S. Government Agency Securities
	(Cost $1,955)	2,011

U.S. Treasury Obligations — 5.0%
	U.S. Treasury Bonds,
1,495	4.50%, 02/15/36 (m)	1,417
620	4.75%, 02/15/37 (m)	612
4,550	7.88%, 02/15/21	5,903
750	8.50%, 02/15/20	1,008
3,000	10.38%, 11/15/12	3,023
	U.S. Treasury Bonds Coupon STRIPS,
1,500	02/15/12	1,252
2,100	11/15/14	1,533
5,405	02/15/15	3,879
1,150	08/15/15	805
3,000	08/15/16	1,990
254	U.S. Treasury Inflation Indexed Notes,
	3.88%, 01/15/09	259
	U.S. Treasury Notes,
45	4.25%, 11/30/07 (k)	45
303	4.25%, 11/15/14 (k)	300
1,000	4.38%, 12/31/07	1,001
3,450	4.63%, 02/29/08 (k)	3,457
80	4.63%, 07/31/12 (m)	81
125	4.63%, 11/15/16 (m)	126
90	4.75%, 08/15/17 (m)	91
1,250	4.88%, 04/30/08	1,255

10	5.13%, 06/30/08 (k)	10
	Total U.S. Treasury Obligations
	(Cost $27,930)	28,047
	Total Long-Term Investments
	(Cost $518,718)	604,372

Number of Contracts

Options Purchased — 0.0% (g)

Call Options Purchased — 0.0% (g)

11	90 Day Eurodollar Futures, Expiring 03/17/08 @ 95.75, American Style	5
8	90 Day Eurodollar Futures, Expiring 12/17/07 @ 95.00, American Style	5
	Total Call Options Purchased	10
	(Cost $7)

Put Options Purchased — 0.0% (g)
16	1 Year Eurodollar Mid-CRV Futures, Expiring 12/12/08 @ 95.63, American Style	3
16	1 Year Eurodollar Mid-CRV Futures, Expiring 12/12/08 @ 95.75, American Style	6
23	90 Day Eurodollar Futures, Expiring 12/12/08 @ 94.88, American Style	-(h)
26	90 Day Eurodollar Futures, Expiring 12/17/07 @ 94.75, American Style	1
	Total Put Options Purchased
	(Cost $21)	10
	Total Options Purchased
	(Cost $28)	20

Principal Amount ($)

Short-Term Investments — 2.9%

Commercial Paper — 1.4% (n)
1,500	Alpine Securitization Corp.,
	5.23%, 10/19/07 (m)	1,496
1,250	Barton Capital Corp.,
	5.24%, 10/17/07 (m)	1,247
1,500	Crown Point Capital Co. LLC,
	5.28%, 11/05/07 (m)	1,492
750	Edison Asset Securitization LLC,
	0.00%, 10/15/03 (m)	748
1,500	Newport Funding Corp.,
	5.17%, 10/19/07 (m)	1,497
1,250	Three Pillars Funding,
	0.00%, 10/24/07 (m)	1,246
	Total Commercial Paper
	(Cost $7,724)	7,726
Shares

Investment Companies — 1.5%
1,164	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	1,164
7,007	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	7,007
	Total Investment Companies
	(Cost $8,171)	8,171

Principal Amount ($)

U.S. Treasury Obligation — 0.0% (g)
90	U.S. Treasury Bill,

4.85%, 01/17/08 (k) (n)	89
(Cost $89)
Total Short-Term Investments
(Cost $15,984)	15,986

Total Investments — 110.9%
(Cost $534,730)	620,378

Liabilities in Excess of Other Assets --(10.9)%	(60,775)

NET ASSETS — 100.0%	$559,603

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
34	Hang Seng Index	October, 2007	$5,944	$192
282	2 Year U.S. Treasury Notes	December, 2007	58,387	114
211	5 Year U.S. Treasury Notes	December, 2007	22,584	22
102	10 Year U.S. Treasury Notes	December, 2007	11,147	15
38	CAC 40 Index	December, 2007	3,119	17
10	Dow Jones EURO STOXX 50	December, 2007	629	19
22	FTSE 100 Index	December, 2007	2,935	26
2	Russell 2000 Index	December, 2007	813	33
85	S & P 500 E-mini	December, 2007	6,537	56
3	TOPIX Index	December, 2007	424	28

	Short Futures Outstanding
-23	5 Year Swap Future	December, 2007	(2,415)	5
-84	5 Year U.S. Treasury Notes	December, 2007	(8,991)	(14)
-13	10 Year Swap Future	December, 2007	(1,379)	9
-217	10 Year U.S. Treasury Notes	December, 2007	(23,714)	(14)
-112	Dow Jones EURO STOXX 50	December, 2007	(7,044)	(27)
-3	Eurodollar	December, 2007	(718)	(2)
-10	EUX DAX Index	December, 2007	(2,836)	(48)
-15	IBEX 35 Index	December, 2007	(3,123)	(42)
-10	Russell 2000 Index	December, 2007	(4,066)	(163)
-71	Russell Mini	December, 2007	(5,774)	(267)
-20	S & P TSE 60 Index	December, 2007	(3,312)	(65)
-23	SPI 200 Index	December, 2007	(3,371)	(101)
-18	TOPIX Index	December, 2007	(2,545)	(158)
-15	U.S. Treasury Bonds	December, 2007	(1,670)	10
-8	Eurodollar	March, 2008	(1,910)	(3)
-8	Eurodollar	June, 2008	(1,913)	(8)
-8	Eurodollar	September, 2008	(1,903)	1
-3	Eurodollar	December, 2008	(718)	(2)
-3	Eurodollar	March, 2009	(717)	(2)
-3	Eurodollar	June, 2009	(716)	(1)
-1	Eurodollar	September, 2009	(238)	0	(h)
				$(370)
Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 9/30/07		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,490,387	AUD	11/21/07	$2,829		$3,091		$262
5,463,401	CHF	11/21/07	4,569		4,710		141
1,332,737	EUR	11/21/07	1,858		1,903		45
485,000	GBP	11/21/07	979		991		12
5,345,783	HKD	11/21/07	686		688		2
209,752,076	JPY	11/21/07	1,842		1,837		(5)
2,400,527	NOK for
622,697	SGD	11/21/07	421	#	445	#	24
3,808,984	SEK	11/21/07	551		592		41
			$13,735		$14,257		$522

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 9/30/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
260,769	CHF	11/21/07	$261	$265	$(4)
6,268,486	EUR	11/21/07	6,268	6,597	(329)
2,162,175	GBP	11/21/07	2,162	2,219	(57)
2,397,281	JPY	11/21/07	2,397	2,401	(4)
585,386	NOK	11/21/07	585	646	(61)
248,043	SGD	11/21/07	248	253	(5)
			$11,921	$12,381	$(460)
Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(1,468)	FHLMC, TBA, 5.50%, 10/15/37	$(1,437)	02R0526A1
(5,340)	FHLMC, TBA, 6.50%, 10/15/37	(5,435)	02R0626A9
(7,000)	FNMA, TBA, 6.00%, 11/25/37	(7,002)	01F0606B6
(1,355)	FNMA, TBA, 6.50%, 11/25/37	(1,378)	01F0626B2
(721)	FNMA, TBA, 7.00%, 10/25/37	(744)	01F0706A7
(845)	GNMA, TBA, 5.5%, 10/15/37	(833)	01N0526A6
	(Proceeds received $16,824)	$(16,829)
Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$95.38	12/17/07	(8)	$(2)
90 Day Eurodollar Futures, American Style	95.75	03/14/08	(11)	(7)
(Premiums received of $6)				$(9)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$94.75	39433	(23)	$(2)
1 Year Eurodollar Mid-CRV Futures, American Style	95.38	39794	(32)	(1)
1 Year Eurodollar Mid-CRV Futures, American Style	95.50	39794	(32)	(3)
(Premiums received of $14)				$(6)
Credit Default Swaps

REFERENCED OBLIGATION SWAP COUNTERPARTY BUY/SELL PROTECTION FIXED RATE (r) DATE AMOUNT VALUE

Credit Default Swaps
			FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE

AutoZone Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	$ 300	$ (3)
Gannett Co., Inc., 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	450	9
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	680	-(h)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	220	4
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	405	7
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	140	2
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	145 BPS semi-annually	02/20/12	10	1
Hannover Finance SA, 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	500	2
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	250	-(h)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	EUR 1000	(2)
Kazkommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	$ 100	(7)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	190	(15)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	120	(9)
Kazkommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	230	(17)
Kroger, 5.50%, 02/01/13	Lehman Brother Special Financing	Buy	58 BPS quarterly	03/20/14	250	(2)
Marriot International Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	150	(1)
New York Times, 4.61%, 09/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	200	3
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	116.5 BPS semi-annually	05/20/10	1,080	(23)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	2,000	(48)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	500	5
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.7 BPS semi-annually	07/20/12	130	(7)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brother Special Financing	Sell	343 BPS semi-annually	09/20/10	270	3
Republic of Argentina, 8.28%, 12/31/33	Lehman Brother Special Financing	Sell	260 BPS semi-annually	08/20/11	130	(3)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brother Special Financing	Sell	259 BPS semi-annually	08/20/11	150	(4)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brother Special Financing	Buy	208.5 BPS semi-annually	09/20/11	460	22
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	860	7
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	350	15
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Product	Buy	103 BPS semi-annually	12/20/11	220	(3)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.3 BPS semi-annually	07/20/12	130	-(h)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brother Special Financing	Buy	300 BPS semi-annually	09/20/10	270	(19)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brother Special Financing	Buy	140 BPS semi-annually	08/20/11	130	(4)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brother Special Financing	Buy	140 BPS semi-annually	08/20/11	150	(4)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brother Special Financing	Sell	120 BPS semi-annually	09/20/11	230	4
Republic of Brazil, 12.25%, 03/06/30	Lehman Brother Special Financing	Sell	119 BPS semi-annually	09/20/11	230	4
Republic of Brazil, 12.25%, 03/06/30	Lehman Brother Special Financing	Buy	111 BPS semi-annually	12/20/11	150	(3)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	860	(69)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	350	(33)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	440	(6)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	480	(7)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brother Special Financing	Buy	98 BPS semi-annually	04/20/12	370	1
Republic of Colombia, 10.38%, 01/28/33	Lehman Brother Special Financing	Buy	96 BPS semi-annually	04/20/12	60	-(h)
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	210	-(h)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	230	(3)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	460	(7)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	450	(7)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	170	(2)
Republic of Peru, 8.75%, 11/21/33	Lehman Brother Special Financing	Sell	108.5 BPS semi-annually	05/20/17	235	(2)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	420	(27)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	230	(15)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brother Special Financing	Sell	161 BPS semi-annually	04/20/12	370	(23)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brother Special Financing	Sell	160.5 BPS semi-annually	04/20/12	60	(4)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	210	(13)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	95	(1)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	910	(11)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	140	-(h)
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Product	Sell	45.5 BPS semi-annually	12/20/11	440	(3)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	104 BPS semi-annually	06/20/10	120	2
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	1,070	12
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	300	(1)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	1,000	24
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	270	3
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	880	(5)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	960	(6)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	95	-(h)
SafeWay Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	250	(3)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14	350	(1)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	105 BPS semi-annually	06/20/10	120	(3)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	1,070	(18)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	1,000	(22)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	100 BPS semi-annually	05/20/10	1,080	21
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	2,000	42
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	480	(1)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	190	(4)
						$ (278)

Price Lock Swaps
				NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	AMOUNT	VALUE

Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	$ 97.20	10/24/07	$ 2,735	$ 17
Lehman Brothers Special Financing (a)	FNMA, 30 Year, 6.00%, TBA	99.97	10/04/07	2,600	(8)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, 5.50%, TBA	100.34	10/09/07	2,400	(13)
					$ (4)

(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps
		PAYMENTS RECEIVED BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	THE FUND (r)	THE FUND (r)	DATE	AMOUNT	VALUE

Morgan Stanley Capital Services	TransCreditBank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCreditBank, 7.30%, 02/26/09	02/26/09	$ 900	$ 43

Forward Rate Agreements
		Rate Type (r)
		PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY		THE FUND	THE FUND	DATE	AMOUNT	VALUE

Merrill Lynch Capital Services		3 month LIBOR quarterly	4.35%, semi-annually	09/17/08	$ 46,835	$ -(h)
Merrill Lynch Capital Services		4.47%, semi-annually	3 month LIBOR quarterly	09/16/09	46,835	-(h)
						$ -(h)

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.
(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued.
	Market Value	Percentage
	-(h)	-(g)

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2007
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
BPS	Basis Points
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certification
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO	The interest rate shown is the rate in effect as of September 30, 2007. The rate may be subject to a cap and floor.
Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.
These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
REMIC	Real Estate Mortgage Investment Conduits
SEK	Swedish Krona
SGD	Singapore Dollar
STRIPS	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2007.
TBA	To Be Announced
TRAINS	Targeted Return Index
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.
#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at September 30, 2007 of the currency being sold, and the value at September 30, 2007 is the U.S. Dollar market value of the currency being purchased.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$ 94,532
Aggregate gross unrealized depreciation			(8,901)
Net unrealized appreciation/depreciation			$ 85,631

Federal income tax cost of investments			$ 534,730

JPMorgan Dynamic Small Cap Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 96.7%

Common Stocks — 96.7%

Aerospace & Defense — 0.9%
42	HEICO Corp. (c)	2,051

Biotechnology — 3.0%
52	BioMarin Pharmaceuticals, Inc., (a) (c)	1,287
93	Myriad Genetics, Inc. (a) (c)	4,863
15	United Therapeutics Corp. (a) (c)	985
		7,135

Capital Markets — 4.6%
35	Affiliated Managers Group, Inc. (a) (c)	4,476
61	Duff & Phelps Corp., Class A (a)	1,125
69	Investment Technology Group, Inc. (a)	2,950
52	Lazard Ltd., Class A (Bermuda)	2,209
		10,760

Commercial Banks — 0.6%
71	Bancorp, Inc. (a) (c)	1,305

Commercial Services & Supplies — 2.9%
106	GEO Group, Inc. (The) (a) (c)	3,131
200	Interface, Inc., Class A	3,614
		6,745

Communications Equipment — 4.4%
56	F5 Networks, Inc. (a)	2,087
125	Foundry Networks, Inc. (a)	2,218
41	Polycom, Inc. (a)	1,101
161	Viasat, Inc. (a)	4,971
		10,377

Diversified Consumer Services — 1.3%
260	INVESTools, Inc. (a) (c)	3,137

Diversified Financial Services — 3.2%
336	Endeavor Acquisition Corp. (a) (c)	3,986
246	Marlin Business Services Corp. (a) (c)	3,526
		7,512

Diversified Telecommunication Services — 2.7%
156	Cbeyond, Inc. (a) (c)	6,347

Electrical Equipment — 2.5%
86	General Cable Corp. (a) (c)	5,796

Electronic Equipment & Instruments — 0.8%
35	FLIR Systems, Inc. (a)	1,911

Energy Equipment & Services — 3.8%
47	Exterran Holdings, Inc. (a)	3,792
67	Oceaneering International, Inc. (a)	5,052
		8,844

Food Products — 2.6%
430	SunOpta, Inc. (Canada) (a) (c)	6,236

Health Care Equipment & Supplies — 5.0%
45	DJO, Inc. (a)	2,229

39	Hologic, Inc. (a) (c)	2,397
53	Masimo Corp. (a)	1,368
69	Mentor Corp. (c)	3,157
55	Meridian Bioscience, Inc.	1,664
80	Northstar Neuroscience, Inc. (a) (c)	891
		11,706

Health Care Providers & Services — 6.7%
69	Chemed Corp. (c)	4,280
177	Gentiva Health Services, Inc. (a)	3,400
59	Healthways, Inc. (a) (c)	3,203
63	Psychiatric Solutions, Inc. (a) (c)	2,467
57	VCA Antech, Inc. (a)	2,367
		15,717

Health Care Technology — 2.5%
96	Allscripts Healthcare Solutions, Inc. (a) (c)	2,587
112	Omnicell, Inc. (a)	3,198
		5,785

Hotels, Restaurants & Leisure — 4.0%
74	Red Robin Gourmet Burgers, Inc. (a) (c)	3,168
99	Sonic Corp. (a) (c)	2,317
121	WMS Industries, Inc. (a)	3,998
		9,483

Household Durables — 2.1%
447	Champion Enterprises, Inc. (a) (c)	4,912

Insurance — 3.0%
66	National Financial Partners Corp. (c)	3,481
42	ProAssurance Corp. (a)	2,241
64	Security Capital Assurance Ltd. (Bermuda) (c)	1,459
		7,181

Internet & Catalog Retail — 0.7%
119	FTD Group, Inc. (c)	1,764

Internet Software & Services — 2.6%
60	DealerTrack Holdings, Inc. (a)	2,530
50	Digital River, Inc. (a) (c)	2,222
3	Liquidity Services, Inc. (a) (c)	36
86	TechTarget, Inc. (a)	1,460
		6,248

IT Services — 3.4%
57	Syntel, Inc.	2,387
128	VeriFone Holdings, Inc. (a) (c)	5,681
		8,068

Leisure Equipment & Products — 1.2%
149	Smith & Wesson Holding Corp. (a)	2,838

Life Sciences Tools & Services — 2.9%
45	Covance, Inc. (a)	3,506
195	Enzo Biochem, Inc. (a) (c)	2,212
98	Exelixis, Inc. (a)	1,033
		6,751

Metals & Mining — 2.6%
31	Allegheny Technologies, Inc.	3,414

52	Century Aluminum Co. (a)	2,722
6,136

Oil, Gas & Consumable Fuels — 4.2%
62	Cabot Oil & Gas Corp.	2,190
80	Forest Oil Corp. (a)	3,422
99	Penn Virginia Corp.	4,332
		9,944

Personal Products — 1.2%
109	Bare Escentuals, Inc. (a)	2,723

Pharmaceuticals — 0.9%
121	Sucampo Pharmaceuticals, Inc., Class A (a)	1,295
98	ViroPharma, Inc. (a) (c)	869
		2,164

Real Estate Investment Trusts (REITs) — 1.0%
201	Resource Capital Corp. (c)	2,260

Semiconductors & Semiconductor Equipment — 7.8%
245	Anadigics, Inc. (a) (c)	4,432
55	FormFactor, Inc. (a)	2,454
57	Hittite Microwave Corp. (a) (c)	2,517
125	Tessera Technologies, Inc. (a)	4,702
78	Varian Semiconductor Equipment Associates, Inc. (a)	4,190
		18,295

Software — 5.7%
125	ANSYS, Inc. (a)	4,280
167	Magma Design Automation, Inc. (a) (c)	2,345
227	Nuance Communications, Inc. (a) (c)	4,379
101	Taleo Corp., Class A (a)	2,558
		13,562

Specialty Retail — 3.2%
84	GameStop Corp., Class A (a)	4,756
194	Pacific Sunwear of California, Inc. (a) (c)	2,869
		7,625

Textiles, Apparel & Luxury Goods — 2.7%
184	Iconix Brand Group, Inc. (a) (c)	4,373
34	Under Armour, Inc., Class A (a) (c)	2,043
		6,416
	Total Long-Term Investments
	(Cost $184,743)	227,734

Short-Term Investment — 2.6%

Investment Company — 2.6%
6,129	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $6,129)	6,129

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 24.3%

Certificate of Deposit — 0.8%
2,000	Barclays London,
	FRN, 5.76%, 10/15/07	2,000

Corporate Notes — 9.8%
1,150	Alliance and Leister plc (United Kingdom),

	FRN, 5.83%, 09/02/08	1,150
2,000	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	2,000
2,000	Beta Finance, Inc.,
	FRN, 4.87%, 01/15/08	2,000
2,100	CDC Financial Products, Inc.,
	FRN, 5.40%, 10/26/07	2,100
2,400	Citigroup Global Markets, Inc.,
	FRN, 5.40%, 10/05/07	2,400
2,000	Comerica Corp.,
	FRN, 5.79%, 11/13/07	2,000
1,500	Liberty Lighthouse U.S. Capital,
	FRN, 4.84%, 02/04/08	1,500
1,800	Links Finance LLC,
	FRN, 4.87%, 10/15/07	1,800
2,500	Metropolitan Life Global Funding, Inc.,
	FRN, 5.12%, 08/21/08	2,500
2,500	Morgan Stanley,
	FRN, 5.43%, 12/17/07	2,500
2,000	Nationwide Building Society (United Kingdom),
	FRN, 5.81%, 09/08/08	2,000
1,000	Sigma Finance, Inc.,
	FRN, 4.86%, 10/24/07	1,000
		22,950

Repurchase Agreements — 13.7%
6,647	Banc of America Securities LLC, 5.10%, dated 09/28/07, due date 10/01/07, repurchase price $6,650, collateralized by U.S. Government Agency Mortgages	6,647
6,400	Barclay's Capital Cos., Inc., 5.12%, dated 09/28/07, due date 10/01/07, repurchase price $6,403, collateralized by U.S. Government Agency Mortgages	6,400
6,400	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due date 10/01/07, repurchase price $6,403, collateralized by U.S. Government Agency Mortgages	6,400
6,400	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07, due date 10/01/07, repurchase price $6,403, collateralized by U.S. Government Agency Mortgages	6,400
6,400	Lehman Brothers Inc., 5.24%, dated 09/28/07, due date 10/01/07, repurchase price $6,403, collateralized by U.S. Government Agency Mortgages	6,400
		32,247
	Total Investments of Cash Collateral for Securities on Loan	57,197
	(Cost $57,197)

Total Investments — 123.6%
(Cost $248,069)	291,060

Liabilities in Excess of Other Assets — (23.6)%	-55,639

NET ASSETS — 100.0%	$235,421

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,102
Aggregate gross unrealized depreciation	(8,111)
Net unrealized appreciation/depreciation	$42,991

Federal income tax cost of investments	$248,069

JPMorgan Equity Income II Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.6%

Common Stocks — 96.0%

Aerospace & Defense — 1.4%
31	United Technologies Corp.	2,507

Beverages — 3.9%
68	Anheuser-Busch Cos., Inc.	3,405
66	Coca-Cola Co. (The)	3,764
		7,169

Capital Markets — 2.7%
48	Bank of New York Mellon Corp. (The)	2,115
26	Morgan Stanley	1,657
36	W.P. Carey & Co. LLC	1,118
		4,890

Chemicals — 1.7%
18	Air Products & Chemicals, Inc.	1,730
18	PPG Industries, Inc.	1,360
		3,090

Commercial Banks — 3.4%
26	SunTrust Banks, Inc.	1,982
52	TCF Financial Corp.	1,364
78	Wells Fargo & Co.	2,761
		6,107

Commercial Services & Supplies — 1.1%
45	Pitney Bowes, Inc.	2,026

Construction Materials — 1.4%
39	Cemex S.A.B. de C.V. ADR (Mexico) (a)	1,166
16	Vulcan Materials Co.	1,444
		2,610

Containers & Packaging — 0.8%
28	Temple-Inland, Inc.	1,458

Distributors — 1.3%
47	Genuine Parts Co.	2,370

Diversified Financial Services — 5.8%
130	Bank of America Corp.	6,557
84	Citigroup, Inc.	3,902
		10,459

Diversified Telecommunication Services — 6.6%
124	AT&T, Inc.	5,234
67	Consolidated Communications Holdings, Inc.	1,306
68	Verizon Communications, Inc.	3,006
175	Windstream Corp.	2,465
		12,011

Electric Utilities — 3.7%
49	American Electric Power Co., Inc.	2,267
36	FirstEnergy Corp.	2,261
11	ITC Holdings Corp.	530
57	Northeast Utilities	1,634
		6,692

Electrical Equipment — 1.1%
39	Emerson Electric Co.	2,086

Food & Staples Retailing — 0.5%
25	SUPERVALU, Inc.	960

Food Products — 3.9%
116	B&G Foods, Inc., Class A	1,489
18	General Mills, Inc.	1,015
26	Kellogg Co.	1,467
60	Kraft Foods, Inc., Class A	2,069
16	Wm. Wrigley, Jr., Co.	1,040
		7,080

Hotels, Restaurants & Leisure — 0.8%
16	Harrah's Entertainment, Inc.	1,382

Household Products — 3.1%
20	Clorox Co.	1,208
23	Kimberly-Clark Corp.	1,637
39	Procter & Gamble Co.	2,750
		5,595

Industrial Conglomerates — 3.3%
147	General Electric Co.	6,073

Insurance — 4.8%
36	Allstate Corp. (The)	2,059
73	Chubb Corp.	3,900
38	IPC Holdings Ltd. (Bermuda)	1,105
37	Old Republic International Corp.	693
41	OneBeacon Insurance Group Ltd.	873
		8,630

Marine — 1.7%
94	Seaspan Corp. (Hong Kong)	3,089

Media — 1.7%
32	Clear Channel Communications, Inc.	1,191
87	Regal Entertainment Group, Class A	1,905
		3,096

Multi-Utilities — 2.8%
55	PG&E Corp.	2,643
115	Xcel Energy, Inc.	2,477
		5,120

Oil, Gas & Consumable Fuels — 13.0%
53	Chevron Corp.	4,975
57	ConocoPhillips	4,971
55	Energy Transfer Equity LP	1,893
98	Exxon Mobil Corp.	9,085
35	NuStar GP Holdings LLC	1,091
20	Royal Dutch Shell plc ADR (Netherlands)	1,676
		23,691

Pharmaceuticals — 8.1%
43	Abbott Laboratories	2,327
65	Biovail Corp. (Canada)	1,129
15	Eli Lilly & Co.	871
33	Johnson & Johnson	2,175

72	Merck & Co., Inc.	3,742
13	Novartis AG ADR (Switzerland)	704
91	Pfizer, Inc.	2,225
34	Wyeth	1,498
		14,671

Real Estate Investment Trusts (REITs) — 4.6%
15	Agree Realty Corp.	476
22	DCT Industrial Trust, Inc.	227
18	Plum Creek Timber Co., Inc.	806
21	Public Storage	1,660
56	Rayonier, Inc.	2,690
26	Regency Centers Corp.	1,973
39	U-Store-It Trust	516
		8,348

Semiconductors & Semiconductor Equipment — 1.3%
92	Intel Corp.	2,377

Specialty Retail — 0.9%
72	Limited Brands, Inc.	1,641

Textiles, Apparel & Luxury Goods — 1.7%
38	V.F. Corp.	3,052

Thrifts & Mortgage Finance — 3.6%
64	Freddie Mac	3,764
104	People's United Financial, Inc.	1,789
27	Washington Mutual, Inc.	943
		6,496

Tobacco — 4.1%
53	Altria Group, Inc.	3,661
45	Loews Corp. - Carolina Group	3,725
		7,386

Transportation Infrastructure — 0.8%
36	Macquarie Infrastructure Co. LLC	1,385

Wireless Telecommunication Services — 0.4%
16	Crown Castle International Corp. (a)	670
	Total Common Stocks
	(Cost $136,564)	174,217

Principal Amount ($)

Convertible Bond — 2.6%

Media — 2.6%
4,320	Liberty Media LLC,
	0.75%, 03/30/23
	(Cost $4,663)	4,768
	Total Long-Term Investments
	(Cost 141,227)	178,985
Shares

Short-Term Investment — 1.0%

Investment Company — 1.0%
1,742	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $1,742)	1,742

Total Investments — 99.6%

(Cost $142,969)	180,727

Other Assets in Excess of Liabilities — 0.4%	746

NET ASSETS — 100.0%	$181,473

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,390
Aggregate gross unrealized depreciation	(2,632)
Net unrealized appreciation/depreciation	$37,758

Federal income tax cost of investments	$142,969

JPMorgan Growth & Income Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long -Term Investments — 99.1%

Common Stocks — 99.1%

Aerospace & Defense — 2.2%
116	Spirit Aerosystems Holdings, Inc., Class A (a)	4,509
102	United Technologies Corp.	8,241
		12,750

Beverages — 1.7%
120	Anheuser-Busch Cos., Inc.	5,994
172	Constellation Brands, Inc., Class A (a)	4,169
		10,163

Capital Markets — 6.5%
97	Bear Stearns Cos., Inc. (The)	11,925
212	Blackstone Group LP (The) (a)	5,307
50	Lehman Brothers Holdings, Inc.	3,074
130	Morgan Stanley	8,215
77	Northern Trust Corp.	5,116
67	State Street Corp.	4,533
		38,170

Commercial Banks — 1.2%
31	M&T Bank Corp.	3,186
112	Wells Fargo & Co.	3,979
		7,165

Communications Equipment — 2.4%
119	Cisco Systems, Inc. (a)	3,924
188	Corning, Inc.	4,624
139	QUALCOMM, Inc.	5,874
		14,422

Computers & Peripherals — 1.7%
110	EMC Corp. (a)	2,292
44	International Business Machines Corp.	5,207
84	Network Appliance, Inc. (a)	2,260
		9,759

Construction Materials — 1.9%
213	Cemex S.A.B. de C.V. ADR (Mexico) (a)	6,360
57	Vulcan Materials Co.	5,064
		11,424

Consumer Finance — 1.9%
188	American Express Co.	11,138

Diversified Consumer Services — 0.7%
204	H&R Block, Inc.	4,327

Diversified Financial Services — 5.8%
375	Bank of America Corp.	18,871
329	Citigroup, Inc.	15,362
		34,233

Diversified Telecommunication Services — 4.3%
210	AT&T, Inc.	8,894
105	CenturyTel, Inc.	4,862
264	Verizon Communications, Inc.	11,695

25,451

Electric Utilities — 3.1%
108	American Electric Power Co., Inc.	4,968
162	Edison International	8,994
75	FPL Group, Inc.	4,572
		18,534

Electronic Equipment & Instruments — 0.3%
45	Tyco Electronics Ltd. (Bermuda)	1,581

Food & Staples Retailing — 0.8%
105	Wal-Mart Stores, Inc.	4,592

Food Products — 1.1%
60	General Mills, Inc.	3,492
61	Hershey Co. (The)	2,817
		6,309

Health Care Equipment & Supplies — 1.4%
110	Baxter International, Inc.	6,180
45	Covidien Ltd. (Bermuda) (a)	1,852
		8,032

Health Care Providers & Services — 4.1%
149	Aetna, Inc.	8,064
103	Cardinal Health, Inc.	6,459
112	Lincare Holdings, Inc. (a)	4,105
72	WellPoint, Inc. (a)	5,651
		24,279

Hotels, Restaurants & Leisure — 2.4%
151	Hilton Hotels Corp.	7,011
127	McDonald's Corp.	6,901
		13,912

Household Products — 1.4%
71	Clorox Co.	4,330
52	Procter & Gamble Co.	3,630
		7,960

Industrial Conglomerates — 2.0%
36	3M Co.	3,341
207	General Electric Co.	8,582
		11,923

Insurance — 8.6%
45	AMBAC Financial Group, Inc.	2,812
67	Assurant, Inc.	3,558
231	Chubb Corp.	12,380
150	Genworth Financial, Inc., Class A	4,622
94	Hartford Financial Services Group, Inc.	8,728
146	IPC Holdings Ltd. (Bermuda)	4,206
120	Loews Corp.	5,788
24	MBIA, Inc.	1,477
100	MetLife, Inc.	6,966
		50,537

Internet & Catalog Retail — 0.6%
192	Liberty Media Corp. - Interactive, Class A (a)	3,697

Internet Software & Services — 0.3%

55	Yahoo!, Inc. (a)	1,484

IT Services — 0.6%
182	Western Union Co. (The)	3,823

Media — 4.1%
165	Clear Channel Communications, Inc.	6,159
198	Comcast Corp., Class A (a)	4,775
38	Liberty Media Corp. - Capital, Class A (a)	4,803
138	McClatchy Co., Class A (c)	2,751
318	Time Warner, Inc.	5,837
		24,325

Multi-Utilities — 0.6%
74	PG&E Corp.	3,542

Oil, Gas & Consumable Fuels — 13.7%
149	Chevron Corp.	13,921
235	ConocoPhillips	20,650
151	Devon Energy Corp.	12,538
260	Exxon Mobil Corp.	24,046
113	Teekay Shipping Corp. (Bahamas)	6,663
87	Williams Cos., Inc.	2,977
		80,795

Pharmaceuticals — 5.7%
121	Biovail Corp. (Canada)	2,105
185	Merck & Co., Inc.	9,578
43	Novartis AG ADR (Switzerland)	2,353
160	Pfizer, Inc.	3,899
284	Schering-Plough Corp.	8,989
144	Wyeth	6,420
		33,344

Real Estate Investment Trusts (REITs) — 1.9%
154	iStar Financial, Inc.	5,245
129	Plum Creek Timber Co., Inc.	5,756
		11,001

Real Estate Management & Development — 2.8%
128	Brookfield Asset Management, Inc., Class A (Canada)	4,920
366	Brookfield Properties Corp.	9,107
81	CB Richard Ellis Group, Inc., Class A (a)	2,258
		16,285

Road & Rail — 0.7%
82	Norfolk Southern Corp.	4,272

Semiconductors & Semiconductor Equipment — 1.4%
312	Intel Corp.	8,066

Software — 3.2%
432	Microsoft Corp.	12,735
307	Symantec Corp. (a)	5,948
		18,683

Specialty Retail — 3.1%
51	AutoZone, Inc. (a)	5,865
182	Limited Brands, Inc.	4,154
147	Lowe's Cos., Inc.	4,119
188	Staples, Inc.	4,049

18,187

Textiles, Apparel & Luxury Goods — 0.9%
69	V.F. Corp.	5,531

Thrifts & Mortgage Finance — 2.3%
232	Freddie Mac	13,696

Tobacco — 1.3%
112	Altria Group, Inc.	7,773

Transportation Infrastructure — 0.4%
64	Macquarie Infrastructure Co. LLC	2,481
	Total Long-Term Investments
	(Cost $459,272)	583,646

Short-Term Investment — 1.1%

Investment Company — 1.1%
6,352	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $6,352)	6,352

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 0.5%

Repurchase Agreements — 0.5%
580	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $580, collateralized by U.S. Government Agency Mortgages	580
550	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $550, collateralized by U.S. Government Agency Mortgages	550
550	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $550, collateralized by U.S. Government Agency Mortgages	550
550	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $550, collateralized by U.S. Government Agency Mortgages	550
550	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $550, collateralized by U.S. Government Agency Mortgages	550
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $2,780)	2,780

Total Investments — 100.7%
(Cost $468,404)	592,778

Liabilities in Excess of Other Assets — (0.7)%	(4,113)

NET ASSETS — 100.0%	$588,665

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,563
Aggregate gross unrealized depreciation	(12,189)
Net unrealized appreciation/depreciation	$124,374

Federal income tax cost of investments	$468,404

JPMorgan Intrepid America Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.7%

Common Stocks — 99.7%

Aerospace & Defense — 5.2%
857	General Dynamics Corp.	72,408
1,227	Honeywell International, Inc.	72,958
771	Lockheed Martin Corp.	83,678
1,302	Raytheon Co.	83,106
		312,150

Airlines — 1.1%
552	Continental Airlines, Inc., Class B (a)	18,226
313	Copa Holdings S.A., Class A (Panama)	12,552
489	U.S. Airways Group, Inc. (a)	12,844
433	UAL Corp. (a)	20,157
		63,779

Auto Components — 0.9%
476	Johnson Controls, Inc.	56,232

Biotechnology — 1.1%
1,000	Biogen Idec, Inc. (a)	66,317

Capital Markets — 5.5%
520	Franklin Resources, Inc.	66,313
461	Goldman Sachs Group, Inc. (The)	99,874
1,128	Merrill Lynch & Co., Inc.	80,389
1,347	Morgan Stanley	84,855
		331,431

Chemicals — 1.1%
501	Celanese Corp., Class A	19,509
285	CF Industries Holdings, Inc.	21,612
703	Terra Industries, Inc. (a)	21,982
		63,103

Commercial Banks — 2.9%
358	PNC Financial Services Group, Inc.	24,346
858	Wachovia Corp.	43,019
3,026	Wells Fargo & Co.	107,779
		175,144

Commercial Services & Supplies — 0.8%
1,372	Allied Waste Industries, Inc. (a)	17,488
218	Manpower, Inc.	14,015
461	R.R. Donnelley & Sons Co.	16,851
		48,354

Computers & Peripherals — 5.9%
3,069	Dell, Inc. (a)	84,715
2,391	Hewlett-Packard Co.	119,068
1,120	International Business Machines Corp.	131,948
768	Western Digital Corp. (a)	19,456
		355,187

Consumer Finance — 0.2%
582	Discover Financial Services (a)	12,112

Diversified Consumer Services — 0.3%
390	Sotheby's	18,643

Diversified Financial Services — 3.1%
1,639	Bank of America Corp.	82,388
2,243	Citigroup, Inc.	104,657
		187,045

Diversified Telecommunication Services — 3.9%
4,043	AT&T, Inc.	171,044
367	CenturyTel, Inc.	16,977
348	Embarq Corp.	19,358
3,137	Qwest Communications International, Inc. (a)	28,732
		236,111

Electric Utilities — 3.0%
1,253	Edison International	69,501
893	FirstEnergy Corp.	56,550
838	FPL Group, Inc.	51,011
		177,062

Electrical Equipment — 0.3%
292	Acuity Brands, Inc.	14,725

Electronic Equipment & Instruments — 0.3%
459	Avnet, Inc. (a)	18,304

Energy Equipment & Services — 0.7%
176	National Oilwell Varco, Inc. (a)	25,403
268	Tidewater, Inc.	16,847
		42,250

Food & Staples Retailing — 1.7%
2,515	Kroger Co. (The)	71,713
508	Safeway, Inc.	16,807
394	SUPERVALU, Inc.	15,362
		103,882

Food Products — 0.9%
413	Corn Products International, Inc.	18,926
321	JM Smucker Co. (The)	17,137
449	Pilgrim's Pride Corp.	15,594
		51,657

Gas Utilities — 0.3%
347	Energen Corp.	19,803

Health Care Providers & Services — 4.4%
1,468	Aetna, Inc.	79,652
368	Cigna Corp.	19,616
281	Humana, Inc. (a)	19,650
318	McKesson Corp.	18,719
289	Medco Health Solutions, Inc. (a)	26,150
196	WellCare Health Plans, Inc. (a)	20,706
974	WellPoint, Inc. (a)	76,884
		261,377

Hotels, Restaurants & Leisure — 1.6%
1,778	McDonald's Corp.	96,859

Household Durables — 0.4%
650	Tempur-Pedic International, Inc.	23,237

Household Products — 1.3%
204	Energizer Holdings, Inc. (a)	22,558
746	Kimberly-Clark Corp.	52,379
		74,937

Independent Power Producers & Energy Traders — 0.3%
436	Mirant Corp. (a)	17,728

Insurance — 4.5%
1,131	ACE Ltd. (Bermuda)	68,486
1,160	Chubb Corp.	62,217
1,412	Loews Corp.	68,280
1,394	Travelers Cos., Inc. (The)	70,154
		269,137

Internet & Catalog Retail — 0.9%
201	Amazon.com, Inc. (a)	18,751
596	Expedia, Inc. (a)	19,001
197	priceline.com, Inc. (a)	17,466
		55,218

IT Services — 1.5%
1,775	Accenture Ltd., Class A (Bermuda)	71,432
298	Computer Sciences Corp. (a)	16,675
		88,107

Leisure Equipment & Products — 0.6%
634	Hasbro, Inc.	17,665
727	Mattel, Inc.	17,043
		34,708

Machinery — 4.2%
1,014	Caterpillar, Inc.	79,559
155	Cummins, Inc.	19,759
131	Deere & Co.	19,384
581	Manitowoc Co., Inc. (The)	25,709
794	PACCAR, Inc.	67,671
163	Parker Hannifin Corp.	18,195
247	Terex Corp. (a)	22,006
		252,283

Media — 3.0%
593	Omnicom Group, Inc.	28,518
1,610	Viacom, Inc., Class B (a)	62,730
2,629	Walt Disney Co. (The)	90,418
		181,666

Metals & Mining — 3.1%
458	AK Steel Holding Corp. (a)	20,142
724	Freeport-McMoRan Copper & Gold, Inc.	75,958
547	Southern Copper Corp.	67,673
194	United States Steel Corp.	20,499
		184,272

Multi-Utilities — 0.3%
968	CenterPoint Energy, Inc.	15,514

Multiline Retail — 0.6%
663	Big Lots, Inc. (a)	19,787
427	Dollar Tree Stores, Inc. (a)	17,323

37,110

Office Electronics — 1.0%
3,574	Xerox Corp. (a)	61,975

Oil, Gas & Consumable Fuels — 10.7%
1,465	Chevron Corp.	137,104
595	ConocoPhillips	52,179
2,822	Exxon Mobil Corp.	261,177
313	Holly Corp.	18,727
1,256	Marathon Oil Corp.	71,640
352	Tesoro Corp.	16,217
1,042	Valero Energy Corp.	70,015
358	Western Refining, Inc.	14,511
		641,570

Personal Products — 0.6%
415	Herbalife Ltd. (Cayman Islands)	18,870
480	NBTY, Inc. (a)	19,468
		38,338

Pharmaceuticals — 5.9%
734	Johnson & Johnson	48,244
987	King Pharmaceuticals, Inc. (a)	11,564
2,011	Merck & Co., Inc.	103,938
4,525	Pfizer, Inc.	110,536
2,504	Schering-Plough Corp.	79,186
		353,468

Real Estate Investment Trusts (REITs) — 0.9%
445	Hospitality Properties Trust	18,073
496	iStar Financial, Inc.	16,873
299	ProLogis	19,825
		54,771

Real Estate Management & Development — 0.6%
657	CB Richard Ellis Group, Inc., Class A (a)	18,285
191	Jones Lang LaSalle, Inc.	19,627
		37,912

Road & Rail — 0.5%
762	CSX Corp.	32,556

Semiconductors & Semiconductor Equipment — 2.8%
1,275	Amkor Technology, Inc. (a)	14,682
376	Lam Research Corp. (a)	20,020
296	MEMC Electronic Materials, Inc. (a)	17,417
1,979	NVIDIA Corp. (a)	71,728
1,820	ON Semiconductor Corp. (a)	22,853
412	Varian Semiconductor Equipment Associates, Inc. (a)	22,069
		168,769

Software — 4.2%
591	BMC Software, Inc. (a)	18,445
883	Cadence Design Systems, Inc. (a)	19,603
602	McAfee, Inc. (a)	21,002
4,922	Oracle Corp. (a)	106,568
3,543	Symantec Corp. (a)	68,663
648	Synopsys, Inc. (a)	17,553

251,834

Specialty Retail — 1.5%
158	AutoZone, Inc. (a)	18,315
361	Men's Wearhouse, Inc.	18,253
779	RadioShack Corp.	16,084
274	Sherwin-Williams Co. (The)	17,998
560	TJX Cos., Inc.	16,276
		86,926

Textiles, Apparel & Luxury Goods — 0.3%
335	Phillips-Van Heusen Corp.	17,597

Thrifts & Mortgage Finance — 1.4%
1,363	Fannie Mae	82,902

Tobacco — 3.4%
1,713	Altria Group, Inc.	119,077
267	Loews Corp. - Carolina Group	21,923
977	Reynolds American, Inc.	62,146
		203,146
	Total Long-Term Investments
	(Cost $5,001,018)	5,977,208

Short-Term Investment — 0.4%

Investment Company — 0.4%
26,452	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $26,452)	26,452

Total Investments — 100.1%
(Cost $5,027,470)	6,003,660

Liabilities in Excess of Other Assets — (0.1)%	(5,480)

NET ASSETS — 100.0%	$5,998,180

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,090,000
Aggregate gross unrealized depreciation	(113,810)
Net unrealized appreciation/depreciation	$976,190

Federal income tax cost of investments	$5,027,470

JPMorgan Intrepid Growth Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.6%

Common Stocks — 98.6%

Aerospace & Defense — 5.4%
174	Boeing Co.	18,289
658	Honeywell International, Inc.	39,120
390	Lockheed Martin Corp.	42,300
253	Precision Castparts Corp.	37,365
		137,074

Airlines — 0.7%
229	Continental Airlines, Inc., Class B (a)	7,574
43	Copa Holdings S.A., Class A (Panama)	1,732
164	UAL Corp. (a)	7,626
		16,932

Auto Components — 0.8%
171	Johnson Controls, Inc.	20,138

Beverages — 0.5%
157	Hansen Natural Corp. (a)	8,887
118	PepsiAmericas, Inc.	3,815
		12,702

Biotechnology — 1.3%
500	Biogen Idec, Inc. (a)	33,152

Capital Markets — 4.6%
243	Franklin Resources, Inc.	31,021
208	Goldman Sachs Group, Inc. (The)	45,060
362	Merrill Lynch & Co., Inc.	25,796
245	Morgan Stanley	15,448
		117,325

Chemicals — 0.3%
183	Celanese Corp., Class A	7,133

Commercial Services & Supplies — 1.0%
535	Allied Waste Industries, Inc. (a)	6,823
93	Equifax, Inc.	3,530
73	IHS, Inc., Class A (a)	4,129
89	Manpower, Inc.	5,714
169	R.R. Donnelley & Sons Co.	6,175
		26,371

Communications Equipment — 1.3%
125	CommScope, Inc. (a)	6,290
751	Juniper Networks, Inc. (a)	27,491
		33,781

Computers & Peripherals — 10.4%
484	Apple, Inc. (a) (m)	74,252
1,689	Dell, Inc. (a)	46,622
1,440	Hewlett-Packard Co.	71,708
600	International Business Machines Corp.	70,668
		263,250

Containers & Packaging — 0.3%

175	Owens-Illinois, Inc. (a)	7,245

Diversified Consumer Services — 0.9%
60	ITT Educational Services, Inc. (a)	7,240
595	Service Corp. International	7,677
156	Sotheby's	7,436
		22,353

Diversified Telecommunication Services — 1.1%
639	AT&T, Inc. (m)	27,020

Electric Utilities — 1.1%
525	Edison International	29,095

Electrical Equipment — 0.2%
107	Acuity Brands, Inc. (m)	5,391

Electronic Equipment & Instruments — 0.2%
154	Avnet, Inc. (a)	6,150

Energy Equipment & Services — 1.5%
262	National Oilwell Varco, Inc. (a)	37,801

Food & Staples Retailing — 2.5%
1,192	Kroger Co. (The)	33,989
154	Safeway, Inc.	5,107
170	SUPERVALU, Inc.	6,612
487	SYSCO Corp.	17,340
		63,048

Food Products — 1.5%
81	Bunge Ltd.	8,671
159	Corn Products International, Inc.	7,289
144	General Mills, Inc.	8,362
122	JM Smucker Co. (The)	6,496
213	Pilgrim's Pride Corp.	7,411
28	Tyson Foods, Inc., Class A	498
		38,727

Gas Utilities — 0.2%
88	Energen Corp.	4,998

Health Care Equipment & Supplies — 2.4%
746	Baxter International, Inc.	42,007
34	Intuitive Surgical, Inc. (a)	7,728
132	Kinetic Concepts, Inc. (a)	7,418
32	Zimmer Holdings, Inc. (a)	2,551
		59,704

Health Care Providers & Services — 4.4%
695	Aetna, Inc. (m)	37,740
140	Cigna Corp.	7,471
139	Express Scripts, Inc. (a)	7,737
89	Health Net, Inc. (a)	4,818
106	Humana, Inc. (a)	7,386
432	Medco Health Solutions, Inc. (a)	39,012
72	WellCare Health Plans, Inc. (a)	7,623
		111,787

Hotels, Restaurants & Leisure — 1.7%
29	Darden Restaurants, Inc.	1,197

641	McDonald's Corp.	34,918
45	Wynn Resorts Ltd.	7,059
		43,174

Household Products — 1.1%
141	Church & Dwight Co., Inc.	6,647
67	Energizer Holdings, Inc. (a)	7,393
200	Kimberly-Clark Corp.	14,059
		28,099

Independent Power Producers & Energy Traders — 0.3%
176	Mirant Corp. (a)	7,168

Industrial Conglomerates --0.3%
	139	McDermott International, Inc. (a)	7,528

Insurance — 1.0%
238	Loews Corp.	11,512
149	Prudential Financial, Inc.	14,540
		26,052

Internet & Catalog Retail — 2.2%
417	Amazon.com, Inc. (a) (m)	38,825
239	Expedia, Inc. (a)	7,629
107	priceline.com, Inc. (a)	9,452
		55,906

IT Services — 3.9%
967	Accenture Ltd., Class A (Bermuda)	38,938
99	Alliance Data Systems Corp. (a) (m)	7,697
119	Computer Sciences Corp. (a)	6,663
136	Fidelity National Information Services, Inc.	6,034
65	Hewitt Associates, Inc., Class A (a)	2,289
224	MasterCard, Inc., Class A	33,190
112	Total System Services, Inc.	3,117
		97,928

Leisure Equipment & Products — 0.3%
239	Hasbro, Inc.	6,652

Life Sciences Tools & Services — 1.3%
470	Thermo Fisher Scientific, Inc. (a)	27,129
98	Waters Corp. (a)	6,558
		33,687

Machinery — 3.7%
57	Cummins, Inc.	7,238
210	Deere & Co.	31,094
164	Manitowoc Co., Inc. (The)	7,271
406	PACCAR, Inc.	34,637
64	Parker-Hannifin Corp.	7,135
79	Terex Corp. (a)	7,059
		94,434

Media — 2.9%
649	CBS Corp., Class B	20,456
261	Discovery Holding Co., Class A (a)	7,536
232	DreamWorks Animation SKG, Inc., Class A (a)	7,743
56	Liberty Media Corp. - Capital, Class A (a)	6,991
894	Walt Disney Co. (The)	30,741

73,467

Metals & Mining — 2.9%
384	Freeport-McMoRan Copper & Gold, Inc.	40,260
267	Southern Copper Corp.	33,075
		73,335

Multiline Retail — 0.6%
263	Big Lots, Inc. (a)	7,860
161	Dollar Tree Stores, Inc. (a)	6,511
		14,371

Oil, Gas & Consumable Fuels — 6.9%
325	Chevron Corp.	30,404
639	Exxon Mobil Corp.	59,174
152	Frontier Oil Corp.	6,333
115	Holly Corp.	6,904
509	Marathon Oil Corp.	29,035
112	Tesoro Corp.	5,154
503	Valero Energy Corp.	33,812
119	Western Refining, Inc.	4,845
		175,661

Personal Products — 0.8%
230	Alberto-Culver Co. (m)	5,702
172	Herbalife Ltd. (Cayman Islands)	7,819
184	NBTY, Inc. (a)	7,462
		20,983

Pharmaceuticals — 5.9%
1,558	Bristol-Myers Squibb Co.	44,893
1,138	Merck & Co., Inc.	58,823
1,409	Schering-Plough Corp.	44,579
		148,295

Real Estate Investment Trusts (REITs) — 0.2%
151	iStar Financial, Inc.	5,133

Real Estate Management & Development — 0.6%
268	CB Richard Ellis Group, Inc., Class A (a)	7,461
73	Jones Lang LaSalle, Inc.	7,481
		14,942

Road & Rail — 1.9%
372	CSX Corp.	15,891
282	Union Pacific Corp.	31,861
		47,752

Semiconductors & Semiconductor Equipment — 5.3%
454	Amkor Technology, Inc. (a) (m)	5,228
295	Cypress Semiconductor Corp. (a)	8,629
1,646	Intel Corp.	42,568
142	Lam Research Corp. (a)	7,536
122	MEMC Electronic Materials, Inc. (a)	7,163
240	National Semiconductor Corp.	6,501
989	NVIDIA Corp. (a)	35,840
620	ON Semiconductor Corp. (a)	7,788
88	Texas Instruments, Inc.	3,235
184	Varian Semiconductor Equipment Associates, Inc. (a)	9,834

134,322

Software — 6.3%
86	ANSYS, Inc. (a)	2,935
228	BMC Software, Inc. (a)	7,106
323	Cadence Design Systems, Inc. (a)	7,159
217	McAfee, Inc. (a)	7,577
1,196	Microsoft Corp.	35,237
115	NAVTEQ Corp. (a)	8,974
2,571	Oracle Corp. (a)	55,669
1,451	Symantec Corp. (a)	28,124
275	Synopsys, Inc. (a)	7,453
		160,234

Specialty Retail — 2.0%
66	AutoZone, Inc. (a)	7,619
125	GameStop Corp., Class A (a)	7,027
144	Guess?, Inc.	7,065
144	J Crew Group, Inc. (a)	5,976
137	Men's Wearhouse, Inc.	6,941
367	RadioShack Corp.	7,588
112	Sherwin-Williams Co. (The)	7,373
		49,589

Textiles, Apparel & Luxury Goods — 1.2%
141	Crocs, Inc. (a)	9,482
285	Nike, Inc., Class B	16,701
92	Phillips-Van Heusen Corp.	4,844
		31,027

Thrifts & Mortgage Finance — 0.3%
124	Fannie Mae	7,528

Tobacco — 2.4%
381	Altria Group, Inc. (m)	26,506
92	Loews Corp. - Carolina Group	7,557
423	Reynolds American, Inc.	26,911
		60,974
	Total Long-Term Investments
	(Cost $2,145,054)	2,499,418

Short-Term Investment-- 3.5%

Investment Company — 3.5%
88,347	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $88,347)	88,347

Total Investments — 102.1%
(Cost $2,233,401)	2,587,765

Liabilities in Excess of Other Assets — (2.1)%	(53,110)

NET ASSETS — 100.0%	$2,534,655

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$381,829
Aggregate gross unrealized depreciation	(27,465)
Net unrealized appreciation/depreciation	$354,364

Federal income tax cost of investments	$2,233,401

JPMorgan Value Discovery Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 92.2%

Common Stocks — 92.2%

Aerospace & Defense — 1.5%
1186	Spirit Aerosystems Holdings, Inc., Class A (a)	46,183

Auto Components — 1.5%
972	WABCO Holdings, Inc.	45,441

Capital Markets — 2.5%
718	Lazard Ltd, Class A (Bermuda)	30,443
629	Merrill Lynch & Co., Inc.	44,835
		75,278

Chemicals — 3.0%
775	Celanese Corp., Class A	30,210
394	PPG Industries, Inc.	29,767
534	Rohm & Haas Co.	29,728
		89,705

Commercial Banks — 1.0%
436	PNC Financial Services Group, Inc.	29,691

Communications Equipment — 2.5%
1807	Corning, Inc.	44,543
710	QUALCOMM, Inc.	30,004
		74,547

Computers & Peripherals — 7.0%
1622	Dell, Inc. (a)	44,767
895	Hewlett-Packard Co.	44,562
510	International Business Machines Corp.	60,078
747	Lexmark International, Inc., Class A (a)	31,023
1086	Network Appliance, Inc. (a)	29,224
		209,654

Construction Materials — 1.0%
1022	Cemex S.A.B. de C.V. ADR (Mexico) (a)	30,578

Consumer Finance — 4.0%
1259	American Express Co.	74,747
674	Capital One Financial Corp.	44,774
		119,521

Diversified Financial Services — 5.5%
2075	Bank of America Corp.	104,310
1280	Citigroup, Inc.	59,737
		164,047

Diversified Telecommunication Services — 3.5%
2350	Verizon Communications, Inc.	104,058

Electric Utilities — 1.9%
1059	Edison International	58,722

Food & Staples Retailing — 4.0%
1342	Safeway, Inc.	44,434
1720	Wal-Mart Stores, Inc.	75,078
		119,512

Health Care Providers & Services — 3.5%

722	Coventry Health Care, Inc. (a)	44,916
753	WellPoint, Inc. (a)	59,427
		104,343

Hotels Restaurants & Leisure — 3.5%
1135	Royal Caribbean Cruises Ltd	44,299
1890	Wyndham Worldwide Corp.	61,916
		106,215

Insurance — 8.0%
1057	Aflac Inc	60,291
480	AMBAC Financial Group Inc	30,197
1462	Genworth Financial, Inc.	44,927
719	MBIA, Inc.	43,895
1198	Travelers Cos., Inc. (The)	60,307
		239,617

Internet Software & Services — 1.0%
1142	Yahoo!, Inc. (a)	30,651

Machinery — 3.0%
1176	Dover Corp.	59,917
490	Oshkosh Truck Corp.	30,365
		90,282

Media — 3.0%
3755	Comcast Corp., Special Class A (a)	89,970

Multiline Retail — 1.5%
705	J.C. Penney Co, Inc.	44,676

Oil, Gas & Consumable Fuels — 6.5%
497	Apache Corp.	44,760
341	ConocoPhillips	29,930
3511	El Paso Corp.	59,582
526	Marathon Oil Corp.	29,993
464	Occidental Petroleum Corp.	29,733
		193,998

Pharmaceuticals — 5.9%
1721	Merck & Co, Inc.	88,958
1870	Schering-Plough Corp.	59,148
670	Wyeth	29,849
		177,955

Road & Rail — 2.0%
1154	Norfolk Southern Corp.	59,904

Software — 3.0%
3052	Microsoft Corp.	89,912

Specialty Retail — 3.0%
2747	Home Depot, Inc.	89,113

Textiles, Apparel & Luxury Goods — 1.5%
1596	Hanesbrands, Inc. (a)	44,784

Thrifts & Mortgage Finance — 3.9%
2000	Freddie Mac	118,020

Tobacco — 3.0%
1295	Altria Group, Inc.	90,041

Wireless Telecommunication Services — 1.0%
1597	Sprint Nextel Corp.	30,343

Total Investments — 92.2%
(Cost $2,768,071)	2,766,761

Other Assets In Excess of Liabilities — 7.8%	233,239

NET ASSETS — 100.0%	$3,000,000

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
ADR	American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	-
Aggregate gross unrealized depreciation	(1,310)
Net unrealized appreciation/depreciation	$(1,310)

Federal income tax cost of investments	$2,768,071

JPMorgan Intrepid Long/Short Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long Positions — 130.4% (j)

Common Stocks — 130.4%

Aerospace & Defense — 4.4%
9	General Dynamics Corp.	726
8	Lockheed Martin Corp.	846
6	Northrop Grumman Corp.	451
13	Raytheon Co.	854
		2,877

Airlines — 1.5%
8	Continental Airlines, Inc., Class B (a)	274
5	Copa Holdings S.A., Class A (Panama)	192
9	U.S. Airways Group, Inc. (a)	236
6	UAL Corp. (a)	265
		967

Auto Components — 0.5%
3	Johnson Controls, Inc.	343

Beverages — 0.9%
18	PepsiAmericas, Inc.	568

Biotechnology — 1.1%
11	Biogen Idec, Inc. (a)	736

Building Products — 0.4%
7	Lennox International, Inc.	243

Capital Markets — 7.3%
6	A.G. Edwards, Inc.	511
12	American Capital Strategies Ltd.	500
6	Franklin Resources, Inc.	752
4	Goldman Sachs Group, Inc. (The)	845
10	Merrill Lynch & Co., Inc.	746
12	Morgan Stanley	750
10	State Street Corp.	675
		4,779

Chemicals — 2.1%
3	Albemarle Corp.	150
7	Celanese Corp., Class A	284
4	CF Industries Holdings, Inc.	289
2	Lubrizol Corp.	130
4	Lyondell Chemical Co.	190
11	Terra Industries, Inc. (a)	338
		1,381

Commercial Banks — 4.1%
6	Comerica, Inc.	328
11	KeyCorp	352
8	PNC Financial Services Group, Inc.	514
15	U.S. Bancorp	501
10	Wachovia Corp.	505
14	Wells Fargo & Co.	510
		2,710

Commercial Services & Supplies — 1.0%
10	Allied Waste Industries, Inc. (a)	130
3	Equifax, Inc.	122
2	Manpower, Inc.	135
4	R.R. Donnelley & Sons Co.	135
4	Republic Services, Inc.	141
		663

Communications Equipment — 1.5%
10	CommScope, Inc. (a)	482
9	Harris Corp.	496
		978

Computers & Peripherals — 5.1%
33	Dell, Inc. (a)	908
19	Hewlett-Packard Co.	955
8	International Business Machines Corp.	960
22	Western Digital Corp. (a)	544
		3,367

Construction & Engineering — 0.5%
11	EMCOR Group, Inc. (a)	332

Consumer Finance — 1.0%
5	Discover Financial Services (a)	97
15	First Marblehead Corp. (The)	584
		681

Containers & Packaging — 0.2%
2	Greif, Inc., Class A	146

Diversified Consumer Services — 0.5%
12	Service Corp. International	148
3	Sotheby's	158
		306

Diversified Financial Services — 1.9%
9	Bank of America Corp.	468
17	Citigroup, Inc.	779
		1,247

Diversified Telecommunication Services — 4.9%
26	AT&T, Inc.	1,086
12	CenturyTel, Inc.	532
9	Embarq Corp.	478
111	Qwest Communications International, Inc. (a)	1,019
3	Verizon Communications, Inc.	137
		3,252

Electric Utilities — 0.8%
10	Edison International	538

Electrical Equipment — 1.1%
7	Acuity Brands, Inc.	358
8	Belden, Inc.	366
		724

Electronic Equipment & Instruments — 2.5%
7	Anixter International, Inc. (a)	577
13	Arrow Electronics, Inc. (a)	557
13	Avnet, Inc. (a)	534

1,668

Energy Equipment & Services — 9.0%
6	Cameron International Corp. (a)	562
13	Dresser-Rand Group, Inc. (a)	542
9	ENSCO International, Inc.	499
21	Global Industries Ltd. (a)	549
9	Grant Prideco, Inc. (a)	512
20	Halliburton Co.	776
6	National Oilwell Varco, Inc. (a)	815
6	Noble Corp.	314
8	Tidewater, Inc.	490
7	Transocean, Inc. (a)	837
		5,896

Food & Staples Retailing — 1.9%
27	Kroger Co. (The)	776
13	SUPERVALU, Inc.	488
		1,264

Food Products — 2.4%
11	Corn Products International, Inc.	523
10	JM Smucker Co. (The)	518
15	Pilgrim's Pride Corp.	517
		1,558

Gas Utilities — 1.1%
5	Energen Corp.	303
6	ONEOK, Inc.	261
6	UGI Corp.	158
		722

Health Care Equipment & Supplies — 0.4%
5	Kinetic Concepts, Inc. (a)	259

Health Care Providers & Services — 5.6%
10	Aetna, Inc.	564
5	Cigna Corp.	277
5	Coventry Health Care, Inc. (a)	286
5	Health Net, Inc. (a)	281
5	Humana, Inc. (a)	316
7	Lincare Holdings, Inc. (a)	260
6	McKesson Corp.	329
10	UnitedHealth Group, Inc.	479
3	WellCare Health Plans, Inc. (a)	358
6	WellPoint, Inc. (a)	511
		3,661

Hotels, Restaurants & Leisure — 1.8%
3	Darden Restaurants, Inc.	126
2	Jack in the Box, Inc. (a)	130
17	McDonald's Corp.	904
		1,160

Household Durables — 0.8%
2	Mohawk Industries, Inc. (a)	122
3	Snap-On, Inc.	134
2	Stanley Works (The)	123

4	Tempur-Pedic International, Inc.	157
536

Household Products — 0.8%
5	Energizer Holdings, Inc. (a)	551

Independent Power Producers & Energy Traders — 0.8%
3	Constellation Energy Group, Inc.	249
7	Mirant Corp. (a)	277
		526

Insurance — 5.2%
6	ACE Ltd. (Bermuda)	386
7	Axis Capital Holdings Ltd. (Bermuda)	253
7	Chubb Corp.	375
8	Endurance Specialty Holdings Ltd. (Bermuda)	345
4	Hartford Financial Services Group, Inc.	389
5	Loews Corp.	261
5	MetLife, Inc.	321
5	Nationwide Financial Services, Inc.	248
6	Odyssey Re Holdings, Corp.	230
6	Philadelphia Consolidated Holding Co. (a)	265
8	Travelers Cos., Inc. (The)	383
		3,456

Internet & Catalog Retail — 0.8%
9	Expedia, Inc. (a)	277
3	priceline.com, Inc. (a)	275
		552

IT Services — 3.0%
20	Accenture Ltd., Class A (Bermuda)	805
7	Computer Sciences Corp. (a)	391
12	Hewitt Associates, Inc., Class A (a)	410
13	Total System Services, Inc.	350
		1,956

Leisure Equipment & Products — 0.4%
5	Hasbro, Inc.	125
6	Mattel, Inc.	138
		263

Life Sciences --- Tools & Services — 0.5%
5	Waters Corp. (a)	308

Machinery — 4.4%
3	Cummins, Inc.	422
4	Eaton Corp.	396
10	Manitowoc Co., Inc. (The)	461
9	PACCAR, Inc.	793
4	Parker-Hannifin Corp.	439
5	Terex Corp. (a)	418
		2,929

Media — 3.7%
15	CBS Corp., Class B	466
13	Interactive Data Corp.	375
11	Omnicom Group, Inc.	524
13	Viacom, Inc., Class B (a)	522

17	Walt Disney Co. (The)	578
2,465

Metals & Mining — 3.2%
6	AK Steel Holding Corp. (a)	268
1	Allegheny Technologies, Inc.	157
2	Cleveland-Cliffs, Inc.	189
4	Freeport-McMoRan Copper & Gold, Inc.	386
5	Reliance Steel & Aluminum Co.	266
3	Southern Copper Corp.	409
4	Steel Dynamics, Inc.	173
3	United States Steel Corp.	286
		2,134

Multi-Utilities — 1.3%
16	CenterPoint Energy, Inc.	256
5	DTE Energy Co.	262
5	MDU Resources Group, Inc.	148
3	Public Service Enterprise Group, Inc.	220
		886

Multiline Retail — 0.9%
10	Big Lots, Inc. (a)	298
7	Dollar Tree Stores, Inc. (a)	264
		562

Office Electronics — 1.3%
50	Xerox Corp. (a)	870

Oil, Gas & Consumable Fuels — 11.2%
9	Chevron Corp.	842
10	ConocoPhillips	834
9	Exxon Mobil Corp.	835
12	Frontier Oil Corp.	489
8	Holly Corp.	479
14	Marathon Oil Corp.	821
13	Occidental Petroleum Corp.	839
7	Overseas Shipholding Group, Inc.	538
11	Tesoro Corp.	488
11	Valero Energy Corp.	760
11	Western Refining, Inc.	452
		7,377

Personal Products — 1.6%
11	Herbalife Ltd. (Cayman Islands)	500
13	NBTY, Inc. (a)	544
		1,044

Pharmaceuticals — 5.9%
14	Bristol-Myers Squibb Co.	389
12	Forest Laboratories, Inc. (a)	451
10	Johnson & Johnson	683
33	King Pharmaceuticals, Inc. (a)	382
13	Merck & Co., Inc.	671
25	Pfizer, Inc.	615
23	Schering-Plough Corp.	721
		3,912

Real Estate Investment Trusts (REITs) — 1.2%
4	Colonial Properties Trust	127
3	General Growth Properties, Inc.	145
3	Hospitality Properties Trust	133
4	iStar Financial, Inc.	122
4	ProLogis	285
		812

Real Estate Management & Development — 0.4%
5	CB Richard Ellis Group, Inc., Class A (a)	128
1	Jones Lang LaSalle, Inc.	134
		262

Road & Rail — 1.1%
6	Norfolk Southern Corp.	327
3	Union Pacific Corp.	373
		700

Semiconductors & Semiconductor Equipment — 5.0%
34	Amkor Technology, Inc. (a)	394
9	Lam Research Corp. (a)	459
7	MEMC Electronic Materials, Inc. (a)	383
32	NVIDIA Corp. (a)	1,158
39	ON Semiconductor Corp. (a)	485
7	Varian Semiconductor Equipment Associates, Inc. (a)	388
		3,267

Software — 5.5%
13	BMC Software, Inc. (a)	397
18	Cadence Design Systems, Inc. (a)	402
11	McAfee, Inc. (a)	394
41	Oracle Corp. (a)	894
16	Sybase, Inc. (a)	363
40	Symantec Corp. (a)	779
16	Synopsys, Inc. (a)	428
		3,657

Specialty Retail — 2.0%
2	AutoZone, Inc. (a)	267
6	Men's Wearhouse, Inc.	303
12	RadioShack Corp.	248
4	Sherwin-Williams Co. (The)	255
9	TJX Cos., Inc.	256
		1,329

Textiles, Apparel & Luxury Goods — 1.2%
4	Fossil, Inc. (a)	131
9	Nike, Inc., Class B	551
2	Phillips-Van Heusen Corp.	110
		792

Thrifts & Mortgage Finance — 0.8%
8	Fannie Mae	511

Tobacco — 1.9%
7	Loews Corp. - Carolina Group	567
11	Reynolds American, Inc.	671
		1,238

Total Common Stocks
(Cost $74,591)	85,921

Short-Term Investment — 1.2%

Investment Company — 1.2%
804	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $804)	804

Total Investments — 131.6%
(Cost $75,395)	86,725

Liabilities in Excess of Other Assets — (31.6)%	(20,815)

NET ASSETS — 100.0%	$65,910

Short Positions — 31.5%
Common Stocks — 31.5%
Air Freight & Logistics — 0.2%
3	Expeditors International of Washington, Inc.	140
Airlines — 0.2%
9	Southwest Airlines Co.	133
Biotechnology — 0.6%
25	Millennium Pharmaceuticals, Inc. (a)	252
4	Vertex Pharmaceuticals, Inc. (a)	151
		403
Chemicals — 0.2%
3	Ecolab, Inc.	146
Commercial Banks — 0.4%
7	Commerce Bancorp, Inc.	268
Commercial Services & Supplies — 0.4%
2	Brink's Co. (The)	112
2	Corporate Executive Board Co.	141
		253
Communications Equipment — 2.5%
58	Alcatel-Lucent ADR (France)	592
18	JDS Uniphase Corp. (a)	270
31	Motorola, Inc.	566
24	Tellabs, Inc. (a)	225
		1,653
Containers & Packaging — 0.4%
11	Smurfit-Stone Container Corp. (a)	131
2	Temple-Inland, Inc.	126
		257
Diversified Consumer Services — 0.2%
5	H&R Block, Inc.	104
Diversified Financial Services — 1.3%
1	CME Group, Inc.	406
4	Nasdaq Stock Market, Inc. (The) (a)	151
3	NYSE Euronext	269
		826
Diversified Telecommunication Services — 0.8%
57	Level 3 Communications, Inc. (a)	267

11	Time Warner Telecom, Inc., Class A (a)	250
		517
Electronic Equipment & Instruments — 0.8%
11	Jabil Circuit, Inc.	258
10	Molex, Inc.	264
		522
Energy Equipment & Services — 1.4%
4	Baker Hughes, Inc.	398
9	BJ Services Co.	241
9	Nabors Industries Ltd. (Bermuda) (a)	271
		910
Food & Staples Retailing — 0.2%
3	Whole Foods Market, Inc.	157
Food Products — 0.3%
4	Archer-Daniels-Midland Co.	116
3	Hershey Co. (The)	116
		232
Health Care Equipment & Supplies — 1.2%
20	Boston Scientific Corp. (a)	280
3	Cooper Cos., Inc. (The)	131
1	IDEXX Laboratories, Inc. (a)	118
3	ResMed, Inc. (a)	129
3	Varian Medical Systems, Inc. (a)	130
		788
Health Care Providers & Services — 0.5%
4	Brookdale Senior Living, Inc.	139
25	Tenet Healthcare Corp. (a)	84
3	Universal Health Services, Inc., Class B	136
		359
Hotels, Restaurants & Leisure — 0.3%
7	Starbucks Corp. (a)	175
Household Durables — 0.3%
9	D.R. Horton, Inc.	118
8	Pulte Homes, Inc.	105
		223
Independent Power Producers & Energy Traders — 0.2%
7	AES Corp. (The) (a)	134
Insurance — 0.6%
5	Brown & Brown, Inc.	134
9	Conseco, Inc. (a)	144
5	Marsh & McLennan Cos., Inc.	120
		398
Internet & Catalog Retail — 0.2%
7	Liberty Media Corp. - Interactive, Class A (a)	131
Internet Software & Services — 1.0%
8	Akamai Technologies, Inc. (a)	233
17	Yahoo!, Inc. (a)	444
		677
IT Services — 1.2%
7	Global Payments, Inc.	287

9	Iron Mountain, Inc. (a)	278
9	MoneyGram International, Inc.	206
		771
Leisure Equipment & Products — 0.2%
6	Brunswick Corp.	133
Machinery — 0.4%
7	Donaldson Co., Inc.	288
Media — 0.7%
9	Virgin Media, Inc.	228
-(h)	Washington Post Co. (The), Class B	241
		469
Metals & Mining — 0.6%
6	Newmont Mining Corp.	246
4	Titanium Metals Corp. (a)	131
		377
Multiline Retail — 0.1%
4	Dillard's, Inc., Class A	81
Oil, Gas & Consumable Fuels — 7.4%
9	Arch Coal, Inc.	288
8	Cabot Oil & Gas Corp.	274
7	Cimarex Energy Co.	261
10	CNX Gas Corp. (a)	275
5	Denbury Resources, Inc. (a)	240
15	El Paso Corp.	261
5	EOG Resources, Inc.	383
6	Helix Energy Solutions Group, Inc. (a)	250
6	Newfield Exploration Co. (a)	279
5	Peabody Energy Corp.	262
18	PetroHawk Energy Corp. (a)	287
6	Pioneer Natural Resources Co.	279
7	Plains Exploration & Production Co. (a)	305
6	Quicksilver Resources, Inc. (a)	266
7	Range Resources Corp.	289
7	Southwestern Energy Co. (a)	285
11	Williams Cos., Inc.	388
		4,872
Paper & Forest Products — 0.4%
6	Louisiana-Pacific Corp.	105
2	Weyerhaeuser Co.	133
		238
Personal Products — 0.2%
4	Avon Products, Inc.	139
Real Estate Investment Trusts (REITs) — 0.2%
1	AvalonBay Communities, Inc.	118
Road & Rail — 0.2%
6	Avis Budget Group, Inc. (a)	130
Semiconductors & Semiconductor Equipment — 2.0%
18	Advanced Micro Devices, Inc. (a)	231
8	Broadcom Corp., Class A (a)	281
38	LSI Corp. (a)	285

17	Marvell Technology Group Ltd. (Bermuda) (a)	270
23	Micron Technology, Inc. (a)	252
		1,319
Software — 0.6%
7	Electronic Arts, Inc. (a)	389
Specialty Retail — 0.5%
5	Chico's FAS, Inc. (a)	76
8	Circuit City Stores, Inc.	65
6	Foot Locker, Inc.	92
2	Tractor Supply Co. (a)	106
		339
Textiles, Apparel & Luxury Goods — 0.2%
6	Jones Apparel Group, Inc.	122
Thrifts & Mortgage Finance — 0.3%
7	Capitol Federal Financial	225
Trading Companies & Distributors — 1.1%
7	Aircastle Ltd.	241
5	Fastenal Co.	222
6	GATX Corp.	244
		707
Water Utilities — 0.2%
6	Aqua America, Inc.	125
Wireless Telecommunication Services — 0.8%
6	Crown Castle International Corp. (a)	247
3	NII Holdings, Inc. (a)	263
		510

Total Short Positions 31.5%
(Proceeds $21,350 )	$20,758

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(j)	All or a portion of these securities are segregated for short sales.
(m)	All or portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depository Receipt
As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,980
Aggregate gross unrealized depreciation	(1,650)
Net unrealized appreciation/depreciation	$11,330

Federal income tax cost of investments	$75,395

JPMorgan Intrepid Multi Cap Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.2%

Common Stocks — 98.2%

Aerospace & Defense — 5.4%
1	Ceradyne, Inc. (a)	91
5	General Dynamics Corp.	448
6	Lockheed Martin Corp.	651
4	Northrop Grumman Corp.	320
2	Precision Castparts Corp.	237
9	Raytheon Co.	545
		2,292

Airlines — 1.1%
5	Continental Airlines, Inc., Class B (a)	163
3	Copa Holdings, S.A.,Class A (Panama)	112
4	UAL Corp. (a)	168
		443

Auto Components — 0.4%
1	Johnson Controls, Inc.	165

Biotechnology — 1.0%
6	Biogen Idec, Inc. (a)	418

Capital Markets — 5.8%
4	Apollo Investment Corp.	73
4	Franklin Resources, Inc.	567
3	Goldman Sachs Group, Inc. (The)	683
8	Merrill Lynch & Co., Inc.	549
9	Morgan Stanley	551
		2,423

Chemicals — 1.0%
4	Celanese Corp., Class A	168
1	CF Industries Holdings, Inc.	91
3	Lyondell Chemical Co.	160
		419

Commercial Banks — 3.3%
6	Comerica, Inc.	284
7	PNC Financial Services Group, Inc.	507
4	U.S. Bancorp	114
13	Wells Fargo & Co.	467
		1,372

Commercial Services & Supplies — 1.1%
2	Deluxe Corp.	79
3	Knoll, Inc.	57
2	Manpower, Inc.	141
4	R.R. Donnelley & Sons Co.	130
1	Watson Wyatt Worldwide, Inc., Class A	54
		461

Communications Equipment — 0.8%
6	CommScope, Inc. (a)	297
3	InterDigital, Inc. (a)	58

355

Computers & Peripherals — 4.1%
14	Hewlett-Packard Co.	685
6	International Business Machines Corp.	683
14	Western Digital Corp. (a)	354
		1,722

Diversified Consumer Services — 0.9%
13	Service Corp. International	173
4	Sotheby's	189
		362

Diversified Financial Services — 2.1%
6	Bank of America Corp.	307
12	Citigroup, Inc.	569
		876

Diversified Telecommunication Services — 3.6%
16	AT&T, Inc.	662
6	CenturyTel, Inc.	277
5	Embarq Corp.	295
32	Qwest Communications International, Inc. (a)	294
		1,528

Electric Utilities — 1.8%
7	Edison International	405
4	FirstEnergy Corp.	266
3	Portland General Electric Co.	80
		751

Electrical Equipment — 0.7%
4	Acuity Brands, Inc.	207
5	GrafTech International Ltd. (a)	86
		293

Electronic Equipment & Instruments — 1.3%
5	Arrow Electronics, Inc. (a)	212
8	Avnet, Inc. (a)	337
		549

Energy Equipment & Services — 2.6%
2	Gulfmark Offshore, Inc. (a)	83
5	National Oilwell Varco, Inc. (a)	701
5	Tidewater, Inc.	317
		1,101

Food & Staples Retailing — 1.7%
15	Kroger Co. (The)	426
8	SUPERVALU, Inc.	297
		723

Food Products — 1.1%
4	Corn Products International, Inc.	202
8	Pilgrim's Pride Corp.	260
		462

Gas Utilities — 0.4%
3	Energen Corp.	174

Health Care Equipment & Supplies — 0.4%
3	Kinetic Concepts, Inc. (a)	158

Health Care Providers & Services — 4.3%
10	Aetna, Inc.	524
2	Apria Healthcare Group, Inc. (a)	59
3	Cigna Corp.	170
3	Coventry Health Care, Inc. (a)	159
3	Humana, Inc. (a)	178
2	McKesson Corp.	115
2	WellCare Health Plans, Inc. (a)	184
5	WellPoint, Inc. (a)	418
		1,807

Hotels, Restaurants & Leisure — 1.2%
1	CBRL Group, Inc.	59
8	McDonald's Corp.	439
		498

Household Durables — 0.6%
1	Stanley Works (The)	68
3	Tempur-Pedic International, Inc.	107
3	Tupperware Brands Corp.	85
		260

Household Products — 0.9%
3	Energizer Holdings, Inc. (a)	360

Independent Power Producers & Energy Traders — 0.4%
4	Mirant Corp. (a)	167

Insurance — 4.5%
4	ACE Ltd. (Bermuda)	215
5	Chubb Corp.	247
3	Endurance Specialty Holdings Ltd. (Bermuda)	125
3	Hartford Financial Services Group, Inc.	254
10	Loews Corp.	464
2	MetLife, Inc.	171
8	Travelers Cos., Inc. (The)	408
		1,884

Internet & Catalog Retail — 0.9%
6	Expedia, Inc. (a)	175
2	priceline.com, Inc. (a)	187
		362

IT Services — 2.2%
17	Accenture Ltd., Class A (Bermuda)	664
5	Computer Sciences Corp. (a)	252
		916

Leisure Equipment & Products — 0.4%
3	Hasbro, Inc.	83
3	Mattel, Inc.	76
		159

Machinery — 3.4%
3	Barnes Group, Inc.	80
2	Cummins, Inc.	300
3	Eaton Corp.	253
6	Manitowoc Co., Inc. (The)	279
2	Parker-Hannifin Corp.	274

3	Terex Corp. (a)	254
1,440

Marine — 0.2%
2	Genco Shipping & Trading Ltd.	105

Media — 2.9%
6	Interactive Data Corp.	172
4	McGraw-Hill Cos., Inc. (The)	196
8	Omnicom Group, Inc.	380
6	Sinclair Broadcast Group, Inc., Class A	67
12	Walt Disney Co. (The)	423
		1,238

Metals & Mining — 3.1%
5	Freeport-McMoRan Copper & Gold, Inc.	480
4	Southern Copper Corp.	501
3	Steel Dynamics, Inc.	138
2	United States Steel Corp.	175
		1,294

Multi-Utilities — 0.7%
10	CenterPoint Energy, Inc.	160
3	DTE Energy Co.	141
		301

Multiline Retail — 0.7%
5	Big Lots, Inc. (a)	161
4	Dollar Tree Stores, Inc. (a)	148
		309

Office Electronics — 0.8%
19	Xerox Corp. (a)	324

Oil, Gas & Consumable Fuels — 7.9%
2	Alon USA Energy, Inc.	73
5	ConocoPhillips	448
6	Exxon Mobil Corp.	546
8	Frontier Oil Corp.	323
5	Holly Corp.	293
10	Marathon Oil Corp.	564
7	Tesoro Corp.	304
8	Valero Energy Corp.	507
7	Western Refining, Inc.	270
		3,328

Personal Products — 1.4%
6	Herbalife Ltd. (Cayman Islands)	259
8	NBTY, Inc. (a)	341
		600

Pharmaceuticals — 5.8%
12	Bristol-Myers Squibb Co.	351
7	Forest Laboratories, Inc. (a)	267
21	King Pharmaceuticals, Inc. (a)	243
3	KV Pharmaceutical Co., Class A (a)	89
10	Merck & Co., Inc.	501
19	Pfizer, Inc.	463
16	Schering-Plough Corp.	514

2,428

Real Estate Investment Trusts (REITs) — 1.1%
4	Hospitality Properties Trust	160
5	iStar Financial, Inc.	155
3	National Retail Properties, Inc.	83
2	Potlatch Corp.	81
		479

Real Estate Management & Development — 0.8%
6	CB Richard Ellis Group, Inc., Class A (a)	177
2	Jones Lang LaSalle, Inc.	164
		341

Road & Rail — 0.6%
2	Union Pacific Corp.	260

Semiconductors & Semiconductor Equipment — 2.8%
16	Amkor Technology, Inc. (a)	188
5	Lam Research Corp. (a)	250
4	MEMC Electronic Materials, Inc. (a)	244
21	ON Semiconductor Corp. (a)	264
4	Varian Semiconductor Equipment Associates, Inc. (a)	240
		1,186

Software — 3.6%
8	BMC Software, Inc. (a)	248
11	Cadence Design Systems, Inc. (a)	250
7	McAfee, Inc. (a)	237
33	Oracle Corp. (a)	716
3	Sybase, Inc. (a)	76
		1,527

Specialty Retail — 1.7%
3	Aeropostale, Inc. (a)	65
2	AutoZone, Inc. (a)	174
3	Men's Wearhouse, Inc.	162
7	RadioShack Corp.	134
2	Sherwin-Williams Co. (The)	161
		696

Textiles, Apparel & Luxury Goods — 0.7%
2	Fossil, Inc. (a)	82
1	Nike, Inc., Class B	76
1	Phillips-Van Heusen Corp.	53
2	Warnaco Group, Inc. (The) (a)	90
		301

Thrifts & Mortgage Finance — 1.1%
8	Fannie Mae	480

Tobacco — 2.9%
4	Altria Group, Inc.	268
4	Loews Corp. - Carolina Group	358
6	Reynolds American, Inc.	394
4	UST, Inc.	213
		1,233
	Total Long-Term Investments
	(Cost $36,160)	41,330

Short-Term Investment — 1.4%

Investment Company — 1.4%
601	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	601
(Cost $601)

Total Investments — 99.6%
(Cost $36,761)	41,931

Other Assets in Excess of Liabilities — 0.4%	185

NET ASSETS — 100.0%	$42,116

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,259
Aggregate gross unrealized depreciation	(1,089)
Net unrealized appreciation/depreciation	$5,170

Federal income tax cost of investments	$36,761

JPMorgan Intrepid Value Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.3%

Common Stocks — 98.3%

Aerospace & Defense — 4.8%
33	General Dynamics Corp.	2,804
93	Honeywell International, Inc.	5,543
13	L-3 Communications Holdings, Inc.	1,277
54	Lockheed Martin Corp.	5,823
109	Raytheon Co.	6,950
		22,397

Airlines — 0.8%
46	Continental Airlines, Inc., Class B (a)	1,503
22	Copa Holdings S.A., Class A (Panama)	877
32	UAL Corp. (a)	1,475
		3,855

Auto Components — 0.3%
24	Autoliv, Inc. (Sweden)	1,434

Beverages — 0.3%
38	PepsiAmericas, Inc.	1,220

Building Products — 0.3%
38	Lennox International, Inc.	1,284

Capital Markets — 5.9%
28	American Capital Strategies Ltd.	1,196
44	Goldman Sachs Group, Inc. (The)	9,428
115	Merrill Lynch & Co., Inc.	8,226
144	Morgan Stanley	9,072
		27,922

Chemicals — 0.6%
35	Celanese Corp., Class A	1,376
20	CF Industries Holdings, Inc.	1,541
		2,917

Commercial Banks — 7.1%
27	Comerica, Inc.	1,359
90	PNC Financial Services Group, Inc.	6,110
166	U.S. Bancorp	5,397
190	Wachovia Corp.	9,549
301	Wells Fargo & Co.	10,722
		33,137

Commercial Services & Supplies — 0.6%
107	Allied Waste Industries, Inc. (a)	1,361
35	R.R. Donnelley & Sons Co.	1,294
		2,655

Computers & Peripherals — 2.0%
103	Hewlett-Packard Co.	5,113
38	International Business Machines Corp.	4,453
		9,566

Consumer Finance — 0.2%
55	Discover Financial Services (a)	1,141

Diversified Consumer Services — 0.2%
22	Sotheby's	1,028

Diversified Financial Services — 6.5%
275	Bank of America Corp.	13,840
360	Citigroup, Inc.	16,778
		30,618

Diversified Telecommunication Services — 6.3%
506	AT&T, Inc.	21,411
31	CenturyTel, Inc.	1,424
22	Embarq Corp.	1,238
615	Qwest Communications International, Inc. (a)	5,632
		29,705

Electric Utilities — 3.7%
92	American Electric Power Co., Inc.	4,221
119	Edison International	6,571
69	FirstEnergy Corp.	4,399
37	FPL Group, Inc.	2,258
		17,449

Electrical Equipment — 0.6%
25	Acuity Brands, Inc.	1,282
24	Thomas & Betts Corp. (a)	1,390
		2,672

Energy Equipment & Services — 0.6%
12	National Oilwell Varco, Inc. (a)	1,719
16	Tidewater, Inc.	1,012
		2,731

Food & Staples Retailing — 1.1%
182	Kroger Co. (The)	5,202

Food Products — 0.2%
16	General Mills, Inc.	905

Gas Utilities — 0.5%
21	AGL Resources, Inc.	828
25	Energen Corp.	1,405
		2,233

Health Care Providers & Services — 1.6%
70	Aetna, Inc.	3,788
22	Cigna Corp.	1,146
19	Humana, Inc. (a)	1,327
11	WellCare Health Plans, Inc. (a)	1,181
		7,442

Hotels, Restaurants & Leisure — 0.7%
58	McDonald's Corp.	3,151

Household Durables — 0.6%
12	Snap-On, Inc.	599
20	Stanley Works (The)	1,140
36	Tempur-Pedic International, Inc.	1,273
		3,012

Household Products — 1.0%
12	Energizer Holdings, Inc. (a)	1,353

47	Kimberly-Clark Corp.	3,309
4,662

Independent Power Producers & Energy Traders — 0.3%
33	Mirant Corp. (a)	1,359

Industrial Conglomerates — 0.3%
17	Teleflex, Inc.	1,309

Insurance — 8.2%
113	ACE Ltd. (Bermuda)	6,844
20	Arch Capital Group Ltd. (Bermuda) (a)	1,451
128	Chubb Corp.	6,861
27	CNA Financial Corp.	1,050
35	Endurance Specialty Holdings Ltd. (Bermuda)	1,467
44	Hartford Financial Services Group, Inc.	4,100
139	Loews Corp.	6,701
17	Nationwide Financial Services, Inc.	920
152	Travelers Cos., Inc. (The)	7,647
17	XL Capital Ltd., Class A (Bermuda)	1,378
		38,419

IT Services — 0.3%
23	Computer Sciences Corp. (a)	1,269

Leisure Equipment & Products — 0.5%
49	Hasbro, Inc.	1,366
36	Mattel, Inc.	854
		2,220

Machinery — 3.2%
64	Caterpillar, Inc.	5,027
13	Cummins, Inc.	1,637
14	Eaton Corp.	1,406
32	Manitowoc Co., Inc. (The)	1,435
35	PACCAR, Inc.	2,992
13	Parker Hannifin Corp.	1,432
13	Terex Corp. (a)	1,113
		15,042

Media — 3.2%
86	Omnicom Group, Inc.	4,131
87	Viacom, Inc., Class B (a)	3,402
213	Walt Disney Co. (The)	7,318
		14,851

Metals & Mining — 3.7%
34	AK Steel Holding Corp. (a)	1,503
14	Cleveland-Cliffs, Inc.	1,267
58	Freeport-McMoRan Copper & Gold, Inc.	6,084
49	Southern Copper Corp.	6,086
22	Steel Dynamics, Inc.	1,013
13	United States Steel Corp.	1,324
		17,277

Multi-Utilities — 1.1%
36	Alliant Energy Corp.	1,391
82	CenterPoint Energy, Inc.	1,307
27	DTE Energy Co.	1,322

14	Public Service Enterprise Group, Inc.	1,197
5,217

Multiline Retail — 0.3%
46	Big Lots, Inc. (a)	1,373

Office Electronics — 0.5%
148	Xerox Corp. (a)	2,565

Oil, Gas & Consumable Fuels — 13.8%
152	Chevron Corp.	14,196
79	ConocoPhillips	6,960
290	Exxon Mobil Corp.	26,879
26	Frontier Oil Corp.	1,070
14	Holly Corp.	826
137	Marathon Oil Corp.	7,818
28	Tesoro Corp.	1,270
85	Valero Energy Corp.	5,731
		64,750

Personal Products — 0.8%
36	Alberto-Culver Co.	887
32	Herbalife Ltd. (Cayman Islands)	1,446
36	NBTY, Inc. (a)	1,441
		3,774

Pharmaceuticals — 5.3%
63	Johnson & Johnson	4,106
88	King Pharmaceuticals, Inc. (a)	1,030
107	Merck & Co., Inc.	5,517
534	Pfizer, Inc.	13,038
31	Wyeth	1,386
		25,077

Real Estate Investment Trusts (REITs) — 1.7%
40	Colonial Properties Trust	1,382
25	General Growth Properties, Inc.	1,324
34	Hospitality Properties Trust	1,378
39	iStar Financial, Inc.	1,326
23	ProLogis	1,500
39	Realty Income Corp.	1,090
		8,000

Real Estate Management & Development — 0.6%
49	CB Richard Ellis Group, Inc., Class A (a)	1,350
14	Jones Lang LaSalle, Inc.	1,408
		2,758

Road & Rail — 0.3%
27	Norfolk Southern Corp.	1,402

Semiconductors & Semiconductor Equipment — 0.6%
122	Amkor Technology, Inc. (a)	1,404
25	Lam Research Corp. (a)	1,310
		2,714

Software — 0.6%
62	Oracle Corp. (a)	1,336
68	Symantec Corp. (a)	1,310
		2,646

Specialty Retail — 0.9%
12	AutoZone, Inc. (a)	1,405
66	RadioShack Corp.	1,362
21	Sherwin-Williams Co. (The)	1,406
		4,173

Textiles, Apparel & Luxury Goods — 0.2%
20	Phillips-Van Heusen Corp.	1,055

Thrifts & Mortgage Finance — 1.8%
137	Fannie Mae	8,337

Tobacco — 3.6%
136	Altria Group, Inc.	9,438
18	Loews Corp. - Carolina Group	1,470
98	Reynolds American, Inc.	6,232
		17,140
	Total Long-Term Investments
	(Cost $421,067)	461,065

Short-Term Investment — 1.4%

Investment Company --1.4%
	6,551	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
		(Cost $6,551)	6,551

Total Investments — 99.7%
(Cost $427,618)	467,616

Other Assets in Excess of Liabilities — 0.3%	1,377

NET ASSETS — 100.0%	$468,993

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,333
Aggregate gross unrealized depreciation	(8,335)
Net unrealized appreciation/depreciation	$39,998

Federal income tax cost of investments	$427,618

JPMorgan Micro Cap Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.6%

Common Stocks — 94.2%

Air Freight & Logistics — 0.8%
6	Forward Air Corp.	188

Biotechnology — 1.1%
5	Myriad Genetics, Inc. (a)	257

Capital Markets — 2.0%
10	American Physicians Service Group, Inc.	185
19	Cowen Group, Inc. (a)	266
		451

Commercial Banks — 3.9%
19	AmericanWest Bancorp	380
13	Mercantile Bank Corp.	279
6	Preferred Bank	233
		892

Commercial Services & Supplies — 6.5%
22	Cornell Cos., Inc. (a)	515
38	Interface, Inc., Class A	678
16	On Assignment, Inc. (a)	152
10	PRG-Schultz International, Inc. (a)	142
		1,487

Diversified Consumer Services — 2.7%
38	INVESTools, Inc. (a)	454
10	Nobel Learning Communities, Inc. (a)	156
		610

Electronic Equipment & Instruments — 2.1%
17	ScanSource, Inc. (a)	488

Energy Equipment & Services — 0.8%
3	Lufkin Industries, Inc.	190

Food & Staples Retailing — 0.4%
5	Susser Holdings Corp. (a)	99

Food Products — 1.0%
7	J & J Snack Foods Corp.	232

Health Care Equipment & Supplies — 2.7%
13	NeuroMetrix, Inc. (a)	110
14	NMT Medical, Inc. (a)	108
12	Northstar Neuroscience, Inc. (a)	131
68	Synergetics USA, Inc. (a)	263
		612

Health Care Providers & Services — 3.1%
6	American Dental Partners, Inc. (a)	176
64	Five Star Quality Care, Inc. (a)	525
		701

Hotels, Restaurants & Leisure — 11.9%
10	Ambassadors Group, Inc.	383
8	Benihana, Inc. (a)	129
22	Benihana, Inc., Class A (a)	373

13	Carrols Restaurant Group, Inc. (a)	148
9	Gaylord Entertainment Co. (a)	468
33	Great Wolf Resorts, Inc. (a)	404
21	Monarch Casino & Resort, Inc. (a)	596
113	Youbet.com, Inc. (a)	213
		2,714

Insurance — 5.2%
13	Darwin Professional Underwriters, Inc. (a)	288
4	ProAssurance Corp. (a)	242
31	Procentury Corp.	448
4	RLI Corp.	224
		1,202

Internet & Catalog Retail — 1.1%
8	Shutterfly, Inc. (a)	249

Internet Software & Services — 10.1%
15	Bankrate, Inc. (a)	702
5	Equinix, Inc. (a)	412
37	Liquidity Services, Inc. (a)	406
58	Spark Networks, Inc. (a)	229
122	Think Partnership, Inc. (a)	183
13	Vocus, Inc. (a)	391
		2,323

IT Services — 1.1%
36	SM&A Corp. (a)	247

Leisure Equipment & Products — 2.5%
30	Smith & Wesson Holding Corp. (a)	573

Life Sciences Tools & Services — 5.1%
17	Enzo Biochem, Inc. (a)	198
5	Illumina, Inc. (a)	246
83	Third Wave Technologies, Inc. (a)	713
		1,157

Machinery — 5.3%
17	Hardinge, Inc.	600
16	RBC Bearings, Inc. (a)	620
		1,220

Oil, Gas & Consumable Fuels — 1.8%
13	GMX Resources, Inc. (a)	416

Personal Products — 0.9%
17	Physicians Formula Holdings, Inc. (a)	196

Pharmaceuticals — 0.8%
18	Somaxon Pharmaceuticals, Inc. (a)	185

Real Estate Management & Development — 2.1%
16	FirstService Corp. (Canada) (a) (m)	485

Road & Rail — 2.1%
18	Knight Transportation, Inc.	317
11	Marten Transport Ltd. (a)	163
		480

Semiconductors & Semiconductor Equipment — 1.6%
38	PDF Solutions, Inc. (a)	375

Software — 10.7%

28	Callidus Software, Inc. (a)	241
19	Concur Technologies, Inc. (a)	585
24	DemandTec, Inc. (a)	323
57	Magma Design Automation, Inc. (a)	803
32	SumTotal Systems, Inc. (a)	187
29	Unica Corp. (a)	321
		2,460

Specialty Retail — 1.2%
5	Franklin Covey Co. (a)	37
35	Shoe Pavilion, Inc. (a)	92
37	Wet Seal, Inc., Class A (a)	143
		272

Textiles, Apparel & Luxury Goods — 1.6%
59	Ashworth, Inc. (a)	360

Trading Companies & Distributors — 2.0%
20	Interline Brands, Inc. (a)	452
	Total Common Stocks
	(Cost $20,900)	21,573

Investment Company — 2.4%
7	iShares Russell 2000 Index Fund
	(Cost $530)	536

Total Long-Term Investments
(Cost $21,430 )	22,109

Short-Term Investments — 3.5%

Investment Company — 3.0%
694	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $694)	694

No. of Rights

Right — 0.5%

Real Estate Management & Development — 0.5%
5	FirstService Corp. (Canada) (a)	108
(Cost $ -(h) )

Total Investments — 100.1%
(Cost $22,124)	22,911

Liabilities in Excess of Other Assets — (0.1)%	(13)

Net Assets — 100.0%	$22,898

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposed was as follows:

Aggregate gross unrealized appreciation	$2,837
Aggregate gross unrealized depreciation	(2,050)
Net unrealized appreciation/depreciation	$787

Federal income tax cost of investments	$22,124

JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments
As of September 30, 2007(Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.8%

Common Stocks — 97.8%

Aerospace & Defense — 1.8%
12	Alliant Techsystems, Inc. (a)	1,344
11	Precision Castparts Corp.	1,687
24	Rockwell Collins, Inc.	1,742
		4,773

Auto Components — 2.2%
19	BorgWarner, Inc.	1,730
96	Gentex Corp. (c)	2,067
46	WABCO Holdings, Inc.	2,127
		5,924

Beverages — 1.3%
33	Brown-Forman Corp., Class B	2,477
44	Constellation Brands, Inc., Class A (a)	1,066
		3,543

Biotechnology — 0.5%
19	Celgene Corp. (a)	1,319

Building Products — 0.2%
23	Owens Corning, Inc. (a)	574

Capital Markets — 4.0%
15	Affiliated Managers Group, Inc. (a) (c)	1,906
25	Investment Technology Group, Inc. (a)	1,057
30	Lazard Ltd., Class A (Bermuda)	1,270
8	Legg Mason, Inc.	683
37	Northern Trust Corp.	2,445
46	T. Rowe Price Group, Inc.	2,556
56	TD AMERITRADE Holding Corp. (a)	1,017
		10,934

Chemicals — 2.4%
40	Albemarle Corp.	1,787
37	Ecolab, Inc.	1,737
21	PPG Industries, Inc.	1,549
29	Sigma-Aldrich Corp.	1,418
		6,491

Commercial Banks — 3.3%
24	Cullen/Frost Bankers, Inc.	1,193
24	M&T Bank Corp.	2,493
105	Synovus Financial Corp.	2,948
30	Wilmington Trust Corp.	1,163
17	Zions Bancorporation	1,161
		8,958

Commercial Services & Supplies — 2.4%
58	Corrections Corp. of America (a)	1,510
54	Republic Services, Inc.	1,780
30	Stericycle, Inc. (a)	1,686

50	Waste Connections, Inc. (a)	1,583
6,559

Communications Equipment — 0.7%
24	Harris Corp.	1,358
24	Polycom, Inc. (a)	655
		2,013

Computers & Peripherals — 1.6%
28	NCR Corp. (a)	1,379
39	Network Appliance, Inc. (a)	1,051
16	SanDisk Corp. (a)	887
38	Seagate Technology (Cayman Islands)	975
		4,292

Construction & Engineering — 0.4%
42	Quanta Services, Inc. (a)	1,105

Construction Materials — 0.3%
9	Vulcan Materials Co.	811

Containers & Packaging — 0.6%
32	Ball Corp.	1,715

Distributors — 0.8%
44	Genuine Parts Co.	2,195

Diversified Consumer Services — 1.9%
29	Apollo Group, Inc., Class A (a)	1,714
9	ITT Educational Services, Inc. (a)	1,059
40	Weight Watchers International, Inc. (c)	2,282
		5,055

Diversified Telecommunication Services — 2.0%
24	CenturyTel, Inc.	1,123
52	Citizens Communications Co.	750
91	Time Warner Telecom, Inc., Class A (a)	2,008
111	Windstream Corp.	1,563
		5,444

Electric Utilities — 2.3%
50	American Electric Power Co., Inc.	2,322
34	FirstEnergy Corp.	2,154
6	PPL Corp.	264
62	Westar Energy, Inc.	1,513
		6,253

Electrical Equipment — 2.6%
34	Ametek, Inc.	1,469
37	General Cable Corp. (a) (c)	2,457
15	Genlyte Group, Inc. (a) (c)	938
35	Roper Industries, Inc.	2,306
		7,170

Electronic Equipment & Instruments — 2.5%
101	Amphenol Corp., Class A	4,016
42	Arrow Electronics, Inc. (a)	1,798
20	Flir Systems, Inc. (a)	1,080
		6,894

Energy Equipment & Services — 2.1%
19	Cameron International Corp. (a)	1,735

21	Noble Corp.	1,040
22	Oceaneering International, Inc. (a)	1,653
17	W-H Energy Services, Inc. (a)	1,261
		5,689

Food & Staples Retailing — 1.0%
49	SUPERVALU, Inc.	1,927
17	Whole Foods Market, Inc.	842
		2,769

Food Products — 1.1%
19	Dean Foods Co.	478
28	Del Monte Foods Co.	295
35	Wm. Wrigley, Jr., Co.	2,242
		3,015

Gas Utilities — 2.3%
33	Energen Corp.	1,891
14	ONEOK, Inc.	668
54	Questar Corp.	2,831
37	UGI Corp.	964
		6,354

Health Care Equipment & Supplies — 1.9%
12	Beckman Coulter, Inc.	907
27	Cytyc Corp. (a)	1,277
27	Hologic, Inc. (a) (c)	1,623
12	IDEXX Laboratories, Inc. (a)	1,304
		5,111

Health Care Providers & Services — 4.8%
34	Community Health Systems, Inc. (a)	1,056
66	Coventry Health Care, Inc. (a)	4,090
27	DaVita, Inc. (a)	1,708
13	Health Net, Inc. (a)	681
4	Henry Schein, Inc. (a)	272
10	Humana, Inc. (a)	727
69	Lincare Holdings, Inc. (a)	2,511
46	VCA Antech, Inc. (a)	1,908
		12,953

Health Care Technology — 0.5%
24	Cerner Corp. (a) (c)	1,447

Hotels, Restaurants & Leisure — 2.4%
28	Applebee's International, Inc.	706
96	Burger King Holdings, Inc.	2,434
35	Hilton Hotels Corp.	1,646
23	Panera Bread Co., Class A (a) (c)	955
24	Tim Hortons, Inc. (Canada) (c)	826
		6,567

Household Durables — 1.5%
24	Fortune Brands, Inc.	1,956
11	Garmin Ltd. (Cayman Islands) (c)	1,253
26	Jarden Corp. (a)	817
		4,026

Household Products — 0.6%

25	Clorox Co.	1,513

Industrial Conglomerates — 1.2%
33	Carlisle Cos., Inc.	1,580
30	McDermott International, Inc. (a)	1,601
		3,181

Insurance — 6.4%
5	AMBAC Financial Group, Inc.	308
49	Assurant, Inc.	2,600
52	Cincinnati Financial Corp.	2,263
25	Everest Re Group Ltd. (Bermuda)	2,734
26	National Financial Partners Corp. (c)	1,357
107	Old Republic International Corp.	2,002
51	OneBeacon Insurance Group Ltd.	1,095
26	Philadelphia Consolidated Holding Co. (a)	1,054
27	Principal Financial Group, Inc.	1,691
38	Security Capital Assurance Ltd. (Bermuda) (c)	861
44	W.R. Berkley Corp.	1,292
		17,257

Internet & Catalog Retail — 0.3%
43	Liberty Media Corp. - Interactive, Class A (a)	826

Internet Software & Services — 0.4%
23	DealerTrack Holdings, Inc. (a)	959

IT Services — 2.2%
66	Genpact Ltd. (Bermuda) (a)	1,115
7	Mastercard, Inc., Class A	977
70	VeriFone Holdings, Inc. (a) (c)	3,103
33	Western Union Co. (The)	698
		5,893

Life Sciences Tools & Services — 0.8%
19	Covance, Inc. (a)	1,449
16	Illumina, Inc. (a) (c)	820
		2,269

Machinery — 1.9%
14	Crane Co.	681
45	Dover Corp.	2,298
23	Oshkosh Truck Corp.	1,432
16	Pall Corp.	630
		5,041

Media — 2.9%
49	Cablevision Systems Corp., Class A (a)	1,695
47	Clear Channel Communications, Inc.	1,756
22	Clear Channel Outdoor Holdings, Inc., Class A (a)	563
41	DreamWorks Animation SKG, Inc., Class A (a)	1,373
19	McClatchy Co., Class A	372
10	Morningstar, Inc. (a)	588
2	Washington Post Co. (The), Class B	1,533
		7,880

Metals & Mining — 0.3%
18	Century Aluminum Co. (a)	948

Multi-Utilities — 1.8%

77	CMS Energy Corp.	1,297
48	PG&E Corp.	2,299
62	Xcel Energy, Inc.	1,336
		4,932

Multiline Retail — 0.7%
26	Dollar Tree Stores, Inc. (a)	1,046
57	Saks, Inc. (c)	983
		2,029

Office Electronics — 0.6%
42	Zebra Technologies Corp., Class A (a) (c)	1,536

Oil, Gas & Consumable Fuels — 4.9%
48	Cabot Oil & Gas Corp.	1,670
28	Devon Energy Corp.	2,288
47	Forest Oil Corp. (a)	2,023
33	Helix Energy Solutions Group, Inc. (a)	1,401
40	Southwestern Energy Co. (a)	1,687
24	Teekay Corp. (Bahamas)	1,388
81	Williams Cos., Inc.	2,762
		13,219

Personal Products — 0.5%
48	Bare Escentuals, Inc. (a) (c)	1,199
3	Estee Lauder Cos., Inc. (The), Class A	132
		1,331

Pharmaceuticals — 1.9%
20	Allergan, Inc.	1,302
40	Elan Corp. plc ADR (Ireland) (a) (c)	850
24	Shire plc ADR (United Kingdom)	1,753
71	Warner Chilcott Ltd., Class A (Bermuda) (a)	1,264
		5,169

Real Estate Investment Trusts (REITs) — 2.3%
23	iStar Financial, Inc.	785
16	Plum Creek Timber Co., Inc.	734
18	Public Storage	1,408
44	Rayonier, Inc.	2,134
10	Vornado Realty Trust	1,061
		6,122

Real Estate Management & Development — 0.7%
65	Brookfield Properties Co.	1,615
6	Forest City Enterprises, Inc., Class A	336
		1,951

Road & Rail — 0.3%
18	Norfolk Southern Corp.	929

Semiconductors & Semiconductor Equipment — 3.6%
55	Altera Corp.	1,332
30	Broadcom Corp., Class A (a)	1,085
16	FormFactor, Inc. (a)	696
29	KLA-Tencor Corp.	1,601
17	MEMC Electronic Materials, Inc. (a)	995
32	Microchip Technology, Inc.	1,158
55	NVIDIA Corp. (a)	2,006

21	Tessera Technologies, Inc. (a)	769
9,642

Software — 2.7%
30	Adobe Systems, Inc. (a)	1,288
33	Amdocs Ltd. (United Kingdom) (a)	1,231
46	ANSYS, Inc. (a)	1,579
28	Autodesk, Inc. (a)	1,399
18	Electronic Arts, Inc. (a)	1,013
12	NAVTEQ Corp. (a)	920
		7,430

Specialty Retail — 5.4%
51	AnnTaylor Stores Corp. (a)	1,612
41	AutoNation, Inc. (a)	718
21	AutoZone, Inc. (a)	2,416
44	Barnes & Noble, Inc.	1,534
31	GameStop Corp., Class A (a)	1,758
45	Limited Brands, Inc.	1,030
27	PetSmart, Inc.	845
51	Staples, Inc.	1,105
40	Tiffany & Co.	2,104
56	TJX Cos., Inc.	1,616
		14,738

Textiles, Apparel & Luxury Goods — 1.1%
19	Columbia Sportswear Co.	1,023
24	V.F. Corp.	1,922
		2,945

Thrifts & Mortgage Finance — 0.5%
75	People's United Financial, Inc.	1,301

Wireless Telecommunication Services — 2.4%
30	American Tower Corp., Class A (a)	1,306
21	NII Holdings, Inc. (a)	1,684
35	Rogers Communications, Inc., Class B (Canada)	1,594
29	Telephone & Data Systems, Inc.	1,792
		6,376
	Total Long-Term Investments
	(Cost $202,750)	265,370

Short-Term Investment — 2.1%

Investment Company — 2.1%
5,688	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $5,688)	5,688

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 6.7%

Corporate Notes — 1.5%	1,000	Alliance and Leicester plc (United Kingdom),
		FRN, 5.83%, 09/02/08	1,000
	500	Banque Federative du Credit Mutuel (France),
		FRN, 5.81%, 08/01/08	500
	750	CDC Financial Products, Inc.,
		FRN, 5.40%, 10/26/07	750

1,000	Morgan Stanley & Co., Inc.,
	FRN, 5.43%, 12/17/07	1,000
900	Sigma Finance Inc.,
	FRN, 4.87%, 10/24/07	900
		4,150

Repurchase Agreements — 5.2%	2,022	Banc of America Securities LLC, 5.10%, dated 09/28/07, due
		10/01/07, repurchase price $2,023, collateralized by U.S.
		Government Agency Mortgages	2,022
	3,000	Barclays Capital, 5.12%, dated 9/28/07, due 10/01/07, repurchase
		price $3,001, collateralized by U.S. Government Agency Mortgages	3,000
	3,000	Bear Stearns Cos., Inc., 5.25%, dated 9/28/07, due 10/01/07,
		repurchase price $3,001, collateralized by U.S. Government
		Agency Mortgages	3,000
	3,000	Credit Suisse First Boston LLC, 5.26%, dated 9/28/07,
		due 10/01/07, repurchase price $3,001, collateralized by U.S.
		Government Agency Mortgages	3,000
	3,000	Lehman Brothers, Inc., 5.24%, dated 9/28/07, due 10/01/07,
		repurchase price $3,001, collateralized by U.S. Government
		Agency Mortgages	3,000
			14,022
		Total Investments of Cash Collateral for Securities on Loan
		(Cost $18,172)	18,172

Total Investments — 106.6%
(Cost $226,610)	289,230

Liabilities in Excess of Other Assets — (6.6)%	(17,909)

NET ASSETS — 100%	$271,321

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,836
Aggregate gross unrealized depreciation	(4,216)
Net unrealized appreciation/depreciation	$62,620

Federal income tax cost of investments	$226,610

JPMorgan Small Cap Core Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 97.0%

Common Stocks — 97.0%

Aerospace & Defense — 3.0%
141	Ceradyne, Inc. (a) (c)	10,695
25	Curtiss-Wright Corp.	1,178
91	Esterline Technologies Corp. (a)	5,214
23	HEICO Corp. (c)	1,150
142	Moog, Inc., Class A (a)	6,233
30	Orbital Sciences Corp. (a)	661
14	Triumph Group, Inc.	1,119
17	United Industrial Corp. (c)	1,264
		27,514

Air Freight & Logistics — 0.2%
63	Hub Group, Inc., Class A (a)	1,877

Airlines — 0.9%
73	ExpressJet Holdings, Inc. (a) (c)	227
199	Republic Airways Holdings, Inc. (a)	4,204
131	SkyWest, Inc.	3,290
		7,721

Auto Components — 1.2%
73	Aftermarket Technology Corp. (a)	2,330
17	American Axle & Manufacturing Holdings, Inc.	439
57	ArvinMeritor, Inc. (c)	950
60	Lear Corp. (a)	1,929
108	Standard Motor Products, Inc.	1,013
135	Tenneco, Inc. (a)	4,187
		10,848

Biotechnology — 3.2%
68	Acadia Pharmaceuticals, Inc. (a) (c)	1,016
38	Alexion Pharmaceuticals, Inc. (a) (c)	2,482
67	Alkermes, Inc. (a) (c)	1,237
72	Arena Pharmaceuticals, Inc. (a) (c)	791
104	BioMarin Pharmaceuticals, Inc. (a) (c)	2,577
46	Cell Genesys, Inc. (a)	175
32	CombinatoRx, Inc. (a)	200
48	GTx, Inc. (a) (c)	780
43	InterMune, Inc. (a)	813
66	Keryx Biopharmaceuticals, Inc. (a) (c)	655
78	LifeCell Corp. (a) (c)	2,942
35	MarTek Biosciences Corp. (a) (c)	1,002
87	Medarex, Inc. (a) (c)	1,226
78	Myriad Genetics, Inc. (a) (c)	4,057
51	Onyx Pharmaceuticals, Inc. (a) (c)	2,220
36	Progenics Pharmaceuticals, Inc. (a) (c)	798
81	Regeneron Pharmaceuticals, Inc. (a) (c)	1,440
65	Savient Pharmaceuticals, Inc. (a)	944
39	Telik, Inc. (a) (c)	114
30	Theravance, Inc. (a)	793

47	United Therapeutics Corp. (a) (c)	3,101
29,363

Building Products — 0.8%
145	Goodman Global, Inc. (a)	3,470
154	Insteel Industries, Inc. (c)	2,368
58	Universal Forest Products, Inc. (c)	1,731
		7,569

Capital Markets — 1.2%
18	Calamos Asset Management, Inc., Class A	519
131	Knight Capital Group, Inc., Class A (a)	1,561
41	Kohlberg Capital Corp. (c)	619
46	MCG Capital Corp. (c)	655
21	optionsXpress Holdings, Inc. (c)	546
19	Patriot Capital Funding, Inc. (c)	258
9	Piper Jaffray Cos. (a) (c)	493
123	SWS Group, Inc.	2,171
133	Technology Investment Capital Corp. (c)	1,776
12	TradeStation Group, Inc. (a) (c)	137
4	US Global Investors, Inc., Class A (c)	80
83	Waddell & Reed Financial, Inc., Class A	2,243
		11,058

Chemicals — 4.1%
18	Balchem Corp. (c)	371
188	CF Industries Holdings, Inc.	14,233
96	H.B. Fuller Co.	2,846
129	Hercules, Inc.	2,701
19	Kronos Worldwide, Inc. (c)	359
72	Spartech Corp.	1,227
406	Terra Industries, Inc. (a) (c)	12,685
116	W.R. Grace & Co. (a) (c)	3,121
		37,543

Commercial Banks — 4.9%
11	1st Source Corp. (c)	256
42	Ameris Bancorp (c)	764
8	Associated Banc-Corp.	242
10	BancFirst Corp. (c)	458
44	Banco Latinoamericano de Exportaciones S.A. (Panama) (c)	798
12	Capital Corp. of the West (c)	217
27	Center Financial Corp. (c)	371
42	Central Pacific Financial Corp. (c)	1,226
18	Citizens Banking Corp. (c)	284
46	City Holding Co.	1,671
25	Columbia Banking System, Inc. (c)	789
22	Community Bancorp (a) (c)	546
64	Community Bank System, Inc. (c)	1,253
19	Community Trust Bancorp, Inc.	569
168	First Bancorp (c)	1,592
24	First Community Bancshares, Inc. (c)	870
38	First Regional Bancorp (a)	925
5	FNB Corp.	162

36	Glacier Bancorp, Inc. (c)	800
14	Great Southern Bancorp, Inc. (c)	343
44	Greater Bay Bancorp	1,212
21	Green Bankshares, Inc. (c)	769
188	Hanmi Financial Corp. (c)	2,907
17	Heritage Commerce Corp. (c)	349
11	Horizon Financial Corp. (c)	218
86	IBERIABANK Corp. (c)	4,533
62	Independent Bank Corp. (c)	685
46	International Bancshares Corp. (c)	1,005
25	Lakeland Financial Corp. (c)	575
10	MainSource Financial Group, Inc. (c)	173
164	Nara Bancorp, Inc. (c)	2,555
26	NBT Bancorp, Inc. (c)	557
37	Pacific Capital Bancorp (c)	981
25	Peoples Bancorp, Inc. (c)	652
7	R&G Financial Corp., Class B (a) (c)	10
8	Renasant Corp.	173
6	Republic Bancorp, Inc. (c)	96
8	Santander BanCorp (c)	101
4	Sierra BanCorp (c)	112
13	Simmons First National Corp., Class A	348
64	Southwest Bancorp, Inc.	1,205
189	Sterling Bancshares, Inc.	2,151
64	Sterling Financial Corp. (c)	1,722
27	Taylor Capital Group, Inc.	754
4	TCF Financial Corp.	94
13	TriCo Bancshares (c)	292
290	W Holding Co., Inc. (c)	650
64	West Coast Bancorp	1,821
65	Westamerica Bancorp (c)	3,258
36	Wilshire Bancorp, Inc. (c)	394
		44,488

Commercial Services & Supplies — 4.3%
36	COMSYS IT Partners, Inc. (a)	597
69	Consolidated Graphics, Inc. (a)	4,314
277	Deluxe Corp.	10,194
38	Ennis, Inc.	846
108	GEO Group, Inc. (The) (a) (c)	3,210
44	Heidrick & Struggles International, Inc. (a) (c)	1,585
87	Herman Miller, Inc.	2,361
62	Hudson Highland Group, Inc. (a) (c)	788
33	ICF International, Inc. (a)	918
231	IKON Office Solutions, Inc.	2,967
183	Kforce, Inc. (a)	2,358
105	Knoll, Inc.	1,863
74	Korn/Ferry International (a) (c)	1,228
80	Labor Ready, Inc. (a) (c)	1,479
30	Navigant Consulting, Inc. (a) (c)	385
123	TeleTech Holdings, Inc. (a)	2,934

25	United Stationers, Inc. (a)	1,405
1	Waste Connections, Inc. (a)	29
		39,461

Communications Equipment — 2.1%
159	3Com Corp. (a)	784
245	Arris Group, Inc. (a)	3,031
52	Avocent Corp. (a)	1,520
21	Bel Fuse, Inc., Class B	714
35	Black Box Corp.	1,501
36	C-COR, Inc. (a)	408
15	Digi International, Inc. (a) (c)	212
23	Ditech Networks, Inc. (a) (c)	123
80	Extreme Networks, Inc. (a) (c)	308
156	Finisar Corp. (a) (c)	436
71	Foundry Networks, Inc. (a)	1,267
47	Harmonic, Inc. (a) (c)	502
55	InterDigital, Inc. (a) (c)	1,151
20	MasTec, Inc. (a) (c)	277
90	MRV Communications, Inc. (a)	222
38	NETGEAR, Inc. (a)	1,153
12	Packeteer, Inc. (a) (c)	94
88	Plantronics, Inc. (c)	2,504
50	Polycom, Inc. (a)	1,343
42	Powerwave Technologies, Inc. (a) (c)	256
34	Sonus Networks, Inc. (a) (c)	208
105	Symmetricom, Inc. (a) (c)	491
56	Tekelec (a)	678
76	UTStarcom, Inc. (a) (c)	277
		19,460

Computers & Peripherals — 1.4%
37	Adaptec, Inc. (a) (c)	143
14	Electronics for Imaging, Inc. (a)	381
220	Emulex Corp. (a) (c)	4,210
94	Gateway, Inc. (a)	176
35	Hypercom Corp. (a) (c)	159
57	Imation Corp.	1,401
35	Intevac, Inc. (a) (c)	534
123	Novatel Wireless, Inc. (a)	2,775
67	Palm, Inc. (a) (c)	1,082
163	Quantum Corp. (a) (c)	554
28	Synaptics, Inc. (a) (c)	1,313
		12,728

Construction & Engineering — 0.5%
76	Perini Corp. (a)	4,273

Construction Materials — 0.1%
30	Headwaters, Inc. (a) (c)	446
77	U.S. Concrete, Inc. (a) (c)	506
		952

Consumer Finance — 2.2%
77	Advance America Cash Advance Centers, Inc.	819

45	Advanta Corp., Class B	1,222
219	Cash America International, Inc.	8,231
42	CompuCredit Corp. (a) (c)	905
152	Dollar Financial Corp. (a) (c)	4,341
70	EZCORP, Inc., Class A (a) (c)	945
26	First Cash Financial Services, Inc. (a)	607
41	Nelnet, Inc., Class A (c)	748
61	World Acceptance Corp. (a) (c)	2,021
		19,839

Containers & Packaging — 1.0%
20	AEP Industries, Inc. (a) (m)	834
28	Greif, Inc., Class A	1,693
147	Myers Industries, Inc.	2,917
24	Rock-Tenn Co., Class A	682
55	Silgan Holdings, Inc.	2,978
		9,104

Diversified Financial Services — 0.1%
23	Asta Funding, Inc. (c)	870
24	Encore Capital Group, Inc. (a)	284
8	Marlin Business Services Corp. (a)	118
		1,272

Diversified Telecommunication Services — 1.5%
1,053	Cincinnati Bell, Inc. (a)	5,200
31	Golden Telecom, Inc. (Russia)	2,487
504	Premiere Global Services, Inc. (a)	6,378
		14,065

Electric Utilities — 1.3%
127	El Paso Electric Co. (a)	2,933
165	Portland General Electric Co.	4,582
11	UIL Holdings Corp. (c)	335
164	Westar Energy, Inc.	4,025
		11,875

Electrical Equipment — 1.1%
27	A.O. Smith Corp. (c)	1,176
47	Acuity Brands, Inc.	2,357
52	Evergreen Solar, Inc. (a)	461
31	GrafTech International Ltd. (a)	548
25	Power-One, Inc. (a) (c)	127
106	Regal-Beloit Corp. (c)	5,052
		9,721

Electronic Equipment & Instruments — 2.4%
89	Anixter International, Inc. (a) (c)	7,338
89	Benchmark Electronics, Inc. (a)	2,124
31	Checkpoint Systems, Inc. (a)	823
65	CTS Corp. (c)	842
7	Echelon Corp. (a)	165
50	Insight Enterprises, Inc. (a) (c)	1,278
40	Itron, Inc. (a) (c)	3,751
34	Methode Electronics, Inc.	513
51	Plexus Corp. (a)	1,397

16	RadiSys Corp. (a) (c)	196
12	Rofin-Sinar Technologies, Inc. (a) (c)	850
51	Technitrol, Inc.	1,372
99	TTM Technologies, Inc. (a)	1,144
		21,793

Energy — 0.1%
68	FX Energy, Inc. (a) (c)	507

Energy Equipment & Services — 2.7%
96	Allis-Chalmers Energy, Inc. (a) (c)	1,824
27	Basic Energy Services, Inc. (a) (c)	561
17	Exterran Holdings, Inc. (a)	1,342
222	Grey Wolf, Inc. (a) (c)	1,456
121	GulfMark Offshore, Inc. (a) (c)	5,868
56	Hercules Offshore, Inc. (a) (c)	1,449
55	ION Geophysical Corp. (a) (c)	759
20	Lufkin Industries, Inc.	1,100
24	Matrix Service Co. (a) (c)	499
25	Newpark Resources (a) (c)	131
48	Oil States International, Inc. (a)	2,333
141	Parker Drilling Co. (a)	1,145
63	RPC, Inc. (c)	890
28	T-3 Energy Services, Inc. (a)	1,202
122	Trico Marine Services, Inc. (a)	3,648
41	Union Drilling, Inc. (a)	595
		24,802

Food & Staples Retailing — 0.9%
96	Nash Finch Co. (c)	3,808
83	Pantry, Inc. (The) (a) (c)	2,115
114	Spartan Stores, Inc. (c)	2,568
		8,491

Gas Utilities — 1.0%
45	New Jersey Resources Corp. (c)	2,252
46	Nicor, Inc. (c)	1,986
35	Northwest Natural Gas Co. (c)	1,577
39	South Jersey Industries, Inc.	1,364
51	WGL Holdings, Inc. (c)	1,735
		8,914

Health Care Equipment & Supplies — 3.2%
103	CONMED Corp. (a)	2,894
129	Greatbatch, Inc. (a) (c)	3,428
3	Haemonetics Corp. (a)	138
49	Hologic, Inc. (a) (c)	2,977
83	Immucor, Inc. (a)	2,952
34	Integra LifeSciences Holdings Corp. (a) (c)	1,657
18	Inverness Medical Innovations, Inc. (a) (c)	968
23	Kyphon, Inc. (a) (c)	1,617
36	Medical Action Industries, Inc. (a)	854
21	Mentor Corp. (c)	963
50	NeuroMetrix, Inc. (a) (c)	439
16	Palomar Medical Technologies, Inc. (a) (c)	447

34	PolyMedica Corp. (c)	1,807
115	Quidel Corp. (a)	2,253
127	STERIS Corp.	3,460
17	SurModics, Inc. (a) (c)	828
93	Thoratec Corp. (a) (c)	1,914
		29,596

Health Care Providers & Services — 3.5%
123	Alliance Imaging, Inc. (a)	1,117
7	American Dental Partners, Inc. (a)	196
76	AMERIGROUP Corp. (a)	2,607
178	AMN Healthcare Services, Inc. (a) (c)	3,334
57	Apria Healthcare Group, Inc. (a) (c)	1,480
82	Centene Corp. (a)	1,770
41	Chemed Corp. (c)	2,548
29	Emergency Medical Services Corp. (a) (c)	883
121	Five Star Quality Care, Inc. (a) (c)	997
194	Gentiva Health Services, Inc. (a)	3,727
79	inVentiv Health, Inc. (a) (c)	3,440
28	LCA-Vision, Inc. (c)	808
20	Magellan Health Services, Inc. (a)	816
10	Molina Healthcare, Inc. (a) (c)	352
146	PSS World Medical, Inc. (a)	2,793
50	Psychiatric Solutions, Inc. (a) (c)	1,968
51	Res-Care, Inc. (a)	1,160
43	Sunrise Senior Living, Inc. (a) (c)	1,514
		31,510

Health Care Technology — 0.7%
142	Omnicell, Inc. (a)	4,041
153	Trizetto Group (a)	2,676
		6,717

Hotels, Restaurants & Leisure — 1.3%
25	Bob Evans Farms, Inc.	749
56	CBRL Group, Inc. (c)	2,289
95	Domino's Pizza, Inc. (c)	1,573
19	Dover Downs Gaming & Entertainment, Inc. (c)	198
65	Jack in the Box, Inc. (a)	4,182
26	Monarch Casino & Resort, Inc. (a) (c)	745
106	Ruby Tuesday, Inc.	1,946
38	Triarc Cos., Inc., Class B	470
		12,152

Household Durables — 2.3%
110	Champion Enterprises, Inc. (a) (c)	1,205
1	CSS Industries, Inc.	40
91	Helen of Troy Ltd. (Bermuda) (a)	1,753
22	Jarden Corp. (a)	675
216	Tempur-Pedic International, Inc. (c)	7,704
316	Tupperware Brands Corp.	9,935
		21,312

Industrial Conglomerates — 0.2%
56	Walter Industries, Inc. (c)	1,493

Insurance — 3.3%
27	American Physicians Capital, Inc.	1,048
26	Argo Group International Holdings Ltd. (Bermuda) (a)	1,144
72	Aspen Insurance Holdings Ltd. (Bermuda)	2,012
54	Commerce Group, Inc. (c)	1,594
123	Delphi Financial Group, Inc.	4,968
35	LandAmerica Financial Group, Inc. (c)	1,345
47	Max Reinsurance Capital Ltd. (Bermuda)	1,307
117	Meadowbrook Insurance Group, Inc. (a)	1,053
26	National Financial Partners Corp. (c)	1,356
3	Navigators Group, Inc. (a)	168
30	Odyssey Re Holdings Corp. (c)	1,106
56	Platinum Underwriters Holdings Ltd. (Bermuda)	2,025
234	PMA Capital Corp., Class A (a) (c)	2,225
68	Safety Insurance Group, Inc.	2,455
66	Selective Insurance Group (c)	1,402
114	Zenith National Insurance Corp.	5,120
		30,328

Internet & Catalog Retail — 1.4%
105	FTD Group, Inc.	1,561
127	priceline.com, Inc. (a) (c)	11,280
		12,841

Internet Software & Services — 1.8%
55	Ariba, Inc. (a) (c)	591
31	Art Technology Group, Inc. (a) (c)	92
43	AsiaInfo Holdings, Inc. (China) (a)	385
41	Chordiant Software, Inc. (a)	568
378	CMGI, Inc. (a) (c)	514
177	CNET Networks, Inc. (a) (c)	1,321
32	Digital River, Inc. (a)	1,432
21	iMergent, Inc. (c)	478
58	Interwoven, Inc. (a)	830
22	iPass, Inc. (a) (c)	91
61	j2 Global Communications, Inc. (a) (c)	2,010
401	United Online, Inc.	6,023
74	ValueClick, Inc. (a)	1,667
		16,002

IT Services — 1.2%
94	Authorize.Net Holdings, Inc. (a)	1,664
44	CACI International, Inc., Class A (a) (c)	2,243
134	CIBER, Inc. (a)	1,047
41	CSG Systems International, Inc. (a)	880
45	Gartner, Inc. (a)	1,103
44	infoUSA, Inc. (c)	408
12	Lionbridge Technologies, Inc. (a)	49
54	ManTech International Corp., Class A (a)	1,946
93	Perot Systems Corp., Class A (a)	1,569
		10,909

Leisure Equipment & Products — 1.2%
270	JAKKS Pacific, Inc. (a)	7,223

63	RC2 Corp. (a) (c)	1,736
15	Steinway Musical Instruments, Inc.	456
57	Sturm Ruger & Co., Inc. (a) (c)	1,028
		10,443

Life Sciences Tools & Services — 1.2%
20	AMAG Pharmaceuticals, Inc. (a) (c)	1,138
8	Bio-Rad Laboratories, Inc., Class A (a)	742
283	Exelixis, Inc. (a) (c)	2,998
63	Illumina, Inc. (a) (c)	3,274
13	Kendle International, Inc. (a) (c)	536
64	Medivation, Inc. (a) (c)	1,281
136	Nektar Therapeutics (a) (c)	1,204
		11,173

Machinery — 3.2%
57	Accuride Corp. (a)	686
54	Astec Industries, Inc. (a)	3,085
129	Barnes Group, Inc. (c)	4,124
34	Cascade Corp. (c)	2,229
29	CIRCOR International, Inc. (c)	1,303
113	EnPro Industries, Inc. (a)	4,596
18	FreightCar America, Inc. (c)	676
18	Middleby Corp. (a) (c)	1,149
20	Miller Industries, Inc. (a) (c)	334
18	NACCO Industries, Inc., Class A	1,904
29	Valmont Industries, Inc. (c)	2,444
163	Wabash National Corp.	6,087
25	Watts Water Technologies, Inc., Class A (c)	774
		29,391

Marine — 1.1%
57	Excel Maritime Carriers Ltd. (Greece)	3,164
54	Genco Shipping & Trading Ltd. (c)	3,525
101	Horizon Lines Inc., Class A	3,084
		9,773

Media — 1.6%
41	Belo Corp., Class A	707
348	Charter Communications, Inc., Class A (a) (c)	898
33	Entercom Communications Corp. (c)	646
66	Lee Enterprises, Inc.	1,023
51	LIN TV Corp., Class A (a)	658
41	Marvel Entertainment, Inc. (a) (c)	949
48	Scholastic Corp. (a)	1,666
660	Sinclair Broadcast Group, Inc., Class A	7,945
34	Valassis Communications, Inc. (a)	301
		14,793

Metals & Mining — 2.0%
29	Century Aluminum Co. (a)	1,506
77	Metal Management, Inc.	4,162
72	Olympic Steel, Inc. (c)	1,953
116	Quanex Corp.	5,444
141	Ryerson, Inc. (c)	4,761

5	Schnitzer Steel Industries, Inc.	388
18,214

Multi-Utilities — 0.4%
27	Black Hills Corp. (c)	1,124
118	PNM Resources, Inc.	2,756
		3,880

Oil, Gas & Consumable Fuels — 1.2%
81	Alon USA Energy, Inc. (c)	2,736
13	ATP Oil & Gas Corp. (a) (c)	621
37	Gulfport Energy Corp. (a)	873
100	Mariner Energy, Inc. (a)	2,071
32	Penn Virginia Corp.	1,416
59	PetroHawk Energy Corp. (a)	977
35	Swift Energy Co. (a) (c)	1,416
66	USEC, Inc. (a) (c)	675
104	VAALCO Energy, Inc. (a) (c)	476
		11,261

Personal Products — 0.2%
94	American Oriental Bioengineering, Inc. (China) (a) (c)	1,047
44	Elizabeth Arden, Inc. (a) (c)	1,178
		2,225

Pharmaceuticals — 1.4%
51	Adams Respiratory Therapeutics, Inc. (a) (c)	1,962
37	Alpharma, Inc., Class A (c)	799
52	Auxilium Pharmaceuticals, Inc. (a) (c)	1,088
31	Barrier Therapeutics, Inc. (a)	190
21	Bentley Pharmaceuticals, Inc. (a) (c)	257
65	Bradley Pharmaceuticals, Inc. (a) (c)	1,181
58	Cardiome Pharma Corp. (Canada) (a) (c)	548
136	Cypress Bioscience, Inc. (a) (c)	1,860
49	DURECT, Corp. (a) (c)	267
28	Par Pharmaceutical Cos., Inc. (a)	516
15	Salix Pharmaceuticals Ltd. (a) (c)	183
15	Sucampo Pharmaceuticals, Inc., Class A (a)	156
41	ULURU, Inc. (a)	192
39	Valeant Pharmaceuticals International (a) (c)	597
191	ViroPharma, Inc. (a) (c)	1,702
21	XenoPort, Inc. (a)	983
		12,481

Real Estate Investment Trusts (REITs) — 6.0%
115	Anthracite Capital, Inc. (c)	1,048
88	Ashford Hospitality Trust, Inc.	884
20	BioMed Realty Trust, Inc. (c)	475
53	Cousins Properties, Inc. (c)	1,562
265	Digital Realty Trust, Inc.	10,435
120	Equity Inns, Inc.	2,714
413	FelCor Lodging Trust, Inc.	8,235
20	First Potomac Realty Trust (m)	436
51	Glimcher Realty Trust (c)	1,208
165	GMH Communities Trust (c)	1,281

51	Gramercy Capital Corp. (c)	1,286
27	Home Properties, Inc. (c)	1,399
17	LaSalle Hotel Properties	703
122	Lexington Realty Trust (c)	2,437
101	MFA Mortgage Investments, Inc.	809
212	Nationwide Health Properties, Inc. (c)	6,388
128	NorthStar Realty Finance Corp. (c)	1,273
102	Pennsylvania Real Estate Investment Trust (c)	3,960
31	Post Properties, Inc. (c)	1,196
17	PS Business Parks, Inc.	938
35	RAIT Financial Trust (c)	284
20	Saul Centers, Inc. (c)	1,040
170	Sunstone Hotel Investors, Inc. (c)	4,356
		54,347

Real Estate Management & Development — 0.0% (g)
24	HFF, Inc., Class A (a)	286

Road & Rail — 0.2%
7	Arkansas Best Corp. (c)	212
99	Saia, Inc. (a)	1,640
		1,852

Semiconductors & Semiconductor Equipment — 3.9%
7	Actel Corp. (a)	73
74	Advanced Energy Industries, Inc. (a)	1,119
111	AMIS Holdings, Inc. (a)	1,082
536	Amkor Technology, Inc. (a) (c)	6,171
120	Applied Micro Circuits Corp. (a) (c)	379
108	Asyst Technologies, Inc. (a)	572
28	Axcelis Technologies, Inc. (a)	142
78	Brooks Automation, Inc. (a) (c)	1,104
120	Cirrus Logic, Inc. (a)	771
160	Conexant Systems, Inc. (a) (c)	193
60	Credence Systems Corp. (a) (c)	184
57	Diodes, Inc. (a) (c)	1,841
81	Entegris, Inc. (a)	702
36	IXYS Corp. (a)	373
82	Kulicke & Soffa Industries, Inc. (a) (c)	691
34	Lattice Semiconductor Corp. (a) (c)	153
14	LTX Corp. (a) (c)	49
92	Mattson Technology, Inc. (a) (c)	798
94	Micrel, Inc.	1,013
32	Microsemi Corp. (a) (c)	889
87	MIPS Technologies, Inc. (a) (c)	687
49	MKS Instruments, Inc. (a)	926
21	OmniVision Technologies, Inc. (a) (c)	486
355	ON Semiconductor Corp. (a) (c)	4,461
17	Photronics, Inc. (a)	188
107	PMC-Sierra, Inc. (a) (c)	899
80	RF Micro Devices, Inc. (a) (c)	540
11	Semitool, Inc. (a) (c)	109
51	Semtech Corp. (a)	1,042

98	Silicon Image, Inc. (a)	504
70	Silicon Storage Technology, Inc. (a)	227
138	Skyworks Solutions, Inc. (a)	1,249
20	Standard Microsystems Corp. (a) (c)	761
14	Supertex, Inc. (a) (c)	562
101	Techwell, Inc. (a)	1,068
184	Zoran Corp. (a)	3,723
		35,731

Software — 2.7%
154	Actuate Corp. (a)	994
16	Ansoft Corp. (a)	534
46	ANSYS, Inc. (a)	1,568
201	Aspen Technology, Inc. (a)	2,873
35	Epicor Software Corp. (a) (c)	481
18	EPIQ Systems, Inc. (a) (c)	341
16	eSpeed, Inc., Class A (a) (c)	134
32	i2 Technologies, Inc. (a) (c)	485
75	Informatica Corp. (a)	1,170
13	InterVoice, Inc. (a)	125
24	JDA Software Group, Inc. (a)	496
17	Macrovision Corp. (a) (c)	426
40	Magma Design Automation, Inc. (a) (c)	566
18	Manhattan Associates, Inc. (a)	491
62	Mentor Graphics Corp. (a)	936
22	MicroStrategy, Inc., Class A (a) (c)	1,753
73	Nuance Communications, Inc. (a) (c)	1,413
122	Parametric Technology Corp. (a)	2,128
8	Pegasystems, Inc. (c)	94
100	Progress Software Corp. (a) (c)	3,021
28	Secure Computing Corp. (a)	270
50	Smith Micro Software, Inc. (a) (c)	808
12	SPSS, Inc. (a)	485
114	Sybase, Inc. (a)	2,632
43	TIBCO Software, Inc. (a)	316
27	Wind River Systems, Inc. (a)	319
		24,859

Specialty Retail — 3.3%
27	Aeropostale, Inc. (a)	511
164	Asbury Automotive Group, Inc.	3,249
151	Brown Shoe Co., Inc.	2,926
78	Collective Brands, Inc. (a)	1,725
173	CSK Auto Corp. (a) (c)	1,846
143	Gymboree Corp. (a)	5,053
78	JOS A Bank Clothiers, Inc. (a) (c)	2,593
154	Men's Wearhouse, Inc. (The)	7,755
223	Rent-A-Center, Inc. (a)	4,038
		29,696

Textiles, Apparel & Luxury Goods — 2.1%
27	Columbia Sportswear Co. (c)	1,510
29	Deckers Outdoor Corp. (a) (c)	3,151

94	Kellwood Co. (c)	1,599
218	Maidenform Brands, Inc. (a) (c)	3,459
47	Movado Group, Inc.	1,487
10	Oxford Industries, Inc. (c)	365
134	Perry Ellis International, Inc. (a)	3,705
77	Skechers U.S.A., Inc., Class A (a) (c)	1,691
51	Steven Madden Ltd.	972
41	UniFirst Corp. (c)	1,525
		19,464

Thrifts & Mortgage Finance — 1.5%
11	Accredited Home Lenders Holding Co. (a) (c)	124
44	BankUnited Financial Corp., Class A (c)	685
50	CityBank (c)	1,445
193	Corus Bankshares, Inc. (c)	2,512
23	Downey Financial Corp. (c)	1,301
21	Federal Agricultural Mortgage Corp., Class C	619
87	First Niagara Financial Group, Inc.	1,225
14	First Place Financial Corp. (c)	244
20	FirstFed Financial Corp. (a) (c)	1,006
52	Franklin Bank Corp. (a) (c)	478
15	Imperial Capital Bancorp, Inc. (c)	429
145	Ocwen Financial Corp. (a) (c)	1,365
61	United Community Financial Corp. (c)	443
32	WSFS Financial Corp.	1,978
		13,854

Tobacco — 0.7%
715	Alliance One International, Inc. (a)	4,678
26	Universal Corp.	1,253
		5,931

Trading Companies & Distributors — 1.3%
314	Applied Industrial Technologies, Inc.	9,694
72	BlueLinx Holdings, Inc. (c)	507
49	Kaman Corp.	1,686
		11,887

Wireless Telecommunication Services — 0.7%
88	Centennial Communications Corp. (a)	890
178	Dobson Communications Corp., Class A (a)	2,278
65	Rural Cellular Corp., Class A (a)	2,836
25	Syniverse Holdings, Inc. (a) (c)	391
		6,395
	Total Long-Term Investments
	(Cost $755,652)	886,034

Short-Term Investments — 1.6%

Investment Company — 1.3%
11,543	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	11,543

Principal Amount ($)

U.S. Treasury Obligation — 0.3%
2,370	U.S. Treasury Note
	4.82%, 11/30/07 (k) (n)	2,371
	Total Short-Term Investments

(Cost $13,909)	13,914

Investments of Cash Collateral for Securities on Loan — 25.0%

Certificates of Deposit — 1.6%
6,300	Deutsche Bank, New York (Germany),
	FRN, 5.35%, 01/22/08	6,300
7,999	Natexis Banques Populaires, New York,
	FRN, 4.89%, 01/09/08	7,999
		14,299

Corporate Notes — 18.0%
5,000	Alliance and Leicester plc,
	FRN, 5.83%, 09/02/08	5,000
5,000	American Express Credit Corp.,
	FRN, 5.76%, 01/15/08	5,000
300	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	300
11,994	Beta Finance, Inc.,
	FRN, 4.89%, 02/20/09	11,994
13,500	Caixa d'Estalvis de Catalunya (Spain),
	FRN, 5.75%, 06/30/08	13,500
12,550	CDC Financial Products, Inc.,
	FRN, 5.40%, 10/26/07	12,550
10,000	Citigroup Global Markets, Inc.,
	FRN, 5.40%, 10/05/07	10,000
11,100	Comerica, Inc.,
	FRN, 5.79%, 11/13/07	11,100
13,000	Goldman Sachs Group, Inc., (The)
	FRN, 5.37%, 11/14/08	13,000
5,999	K2 (USA) LLC,
	FRN, 4.89%, 02/15/08	5,999
12,499	Liberty Lighthouse Co. LLC,
	FRN, 4.84%, 02/04/08	12,499
9,700	Links Finance LLC,
	FRN, 4.87%, 10/15/07	9,700
14,000	Macquarie Bank Ltd. (Australia),
	FRN, 5.17%, 08/20/08	14,000
9,000	National City Bank, Cleveland,
	FRN, 4.83%, 10/04/07	9,000
12,001	Nationwide Building Society,
	FRN, 5.81%, 09/08/08	12,001
5,000	Pricoa Global Funding I,
	FRN, 5.12%, 09/26/08	5,000
8,900	Sigma Finance, Inc.,
	FRN, 4.87%, 10/24/07	8,900
4,999	Sigma Finance, Inc.,
	FRN, 4.89%, 02/27/08	4,999
		164,542

Repurchase Agreements — 5.4%
24,332	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $24,342, collateralized by U.S. Government Agency Mortgages	24,332
25,000	Barclays, 5.12.%, dated 09/28/07, due 10/01/07, repurchase price $25,011, collateralized by U.S. Government Agency Mortgages	25,000
		49,332

Total Investments of Cash Collateral for Securities on Loan
(Cost $228,173)	228,173

Total Investments — 123.6%
(Cost $997,734)	1,128,121

Liabilities in Excess of Other Assets — (23.6)%	(215,172)

NET ASSETS — 100.0%	$ 912,949

Percentages indicated are based on net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value at 09/30/07
	Long Futures Outstanding
55	Russell 2000 Index	December, 2007	$22,363

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,003
Aggregate gross unrealized depreciation	(60,616)
Net unrealized appreciation/depreciation	$130,387

Federal income tax cost of investments	$997,734

JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 94.9%

Common Stocks — 94.9%

Aerospace & Defense — 1.5%
206	Alliant Techsystems, Inc. (a)	22,523

Airlines — 0.3%
117	Allegiant Travel Co. (a) (c)	3,553

Automobiles — 0.5%
313	Winnebago Industries, Inc. (c)	7,474

Biotechnology — 1.2%
346	Myriad Genetics, Inc. (a) (c)	18,044

Building Products — 1.5%
519	NCI Building Systems, Inc. (a) (c)	22,409

Capital Markets — 1.2%
1,262	HFF, Inc., Class A (a)	14,974
112	KBW, Inc. (a) (c)	3,218
		18,192

Chemicals — 3.5%
479	Airgas, Inc.	24,705
196	Albemarle Corp.	8,641
410	Scotts Miracle-Gro Co. (The), Class A	17,536
		50,882

Commercial Banks — 4.0%
258	First Community Bancorp, Inc. (c)	14,104
414	Hancock Holding Co. (c)	16,597
450	SY Bancorp, Inc. (c)	12,156
489	United Bancshares, Inc. (c)	14,891
75	Western Alliance Bancorp (a) (c)	1,768
		59,516

Commercial Services & Supplies — 4.7%
1,870	Comfort Systems USA, Inc.	26,548
576	Hudson Highland Group, Inc. (a)	7,330
1,103	Waste Connections, Inc. (a)	35,036
		68,914

Containers & Packaging — 3.9%
618	AptarGroup, Inc.	23,385
624	Silgan Holdings, Inc.	33,540
		56,925

Diversified Telecommunication Services — 1.4%
70	Cbeyond, Inc. (a) (c)	2,835
610	NTELOS Holdings Corp.	17,965
		20,800

Electric Utilities — 0.5%
156	ITC Holdings Corp.	7,705

Electrical Equipment — 1.6%
347	General Cable Corp. (a)	23,284

Electronic Equipment & Instruments — 2.9%
411	Anixter International, Inc. (a) (c)	33,903

316	ScanSource, Inc. (a) (c)	8,894
42,797

Energy Equipment & Services — 2.9%
339	Exterran Holdings, Inc. (a)	27,235
277	FMC Technologies, Inc. (a)	15,995
		43,230

Food & Staples Retailing — 1.0%
223	Pantry, Inc. (The) (a) (c)	5,718
501	Winn-Dixie Stores, Inc. (a)	9,383
		15,101

Food Products — 2.5%
1,348	B&G Foods, Inc., Class A	17,252
762	Reddy Ice Holdings, Inc.	20,099
		37,351

Gas Utilities — 1.9%
335	Atmos Energy Corp.	9,496
399	Northwest Natural Gas Co. (c)	18,234
		27,730

Health Care Equipment & Supplies — 2.1%
267	ArthroCare Corp. (a) (c)	14,928
148	IDEXX Laboratories, Inc. (a)	16,209
		31,137

Health Care Providers & Services — 5.0%
805	AMN Healthcare Services, Inc. (a) (c)	15,074
32	athenahealth, Inc. (a) (c)	1,082
427	LifePoint Hospitals, Inc. (a)	12,820
195	MWI Veterinary Supply, Inc. (a) (c)	7,369
643	PharMerica Corp. (a) (c)	9,591
1,173	PSS World Medical, Inc. (a) (c)	22,439
164	Sunrise Senior Living, Inc. (a) (c)	5,797
		74,172

Hotels, Restaurants & Leisure — 1.7%
289	Orient-Express Hotels Ltd., Class H (Bermuda) (c)	14,802
170	Papa John's International, Inc. (a)	4,145
406	Ruth's Chris Steak House (a) (c)	5,778
		24,725

Household Durables — 1.7%
790	Jarden Corp. (a)	24,439

Insurance — 4.8%
443	American Physicians Capital, Inc.	17,253
225	eHealth, Inc. (a) (c)	6,231
506	ProAssurance Corp. (a)	27,253
346	RLI Corp.	19,631
		70,368

Internet Software & Services — 3.0%
1,346	Dice Holdings, Inc. (a)	13,840
1,240	Liquidity Services, Inc. (a) (c)	13,629
752	Travelzoo, Inc. (a) (c)	17,259
		44,728

IT Services — 0.6%

177	CACI International, Inc., Class A (a) (c)	9,022

Leisure Equipment & Products — 0.7%
423	Pool Corp. (c)	10,562

Machinery — 4.3%
309	Kaydon Corp. (c)	16,049
201	Manitowoc Co., Inc. (The)	8,918
296	Oshkosh Truck Corp.	18,368
536	RBC Bearings, Inc. (a)	20,573
		63,908

Marine — 2.0%
696	American Commercial Lines, Inc. (c)	16,516
417	Horizon Lines Inc., Class A	12,719
		29,235

Media — 5.3%
889	Cinemark Holdings, Inc. (c)	16,504
624	Entercom Communications Corp., Class A (c)	12,062
458	Interactive Data Corp.	12,918
966	Lee Enterprises, Inc.	15,037
121	Morningstar, Inc. (a) (c)	7,401
241	RH Donnelley Corp. (a)	13,506
		77,428

Metals & Mining — 2.8%
645	Commercial Metals Co.	20,408
618	Compass Minerals International, Inc. (c)	21,040
		41,448

Oil, Gas & Consumable Fuels — 0.9%
144	Southwestern Energy Co. (a)	6,039
197	St. Mary Land & Exploration Co.	7,013
		13,052

Real Estate Investment Trusts (REITs) — 5.3%
115	Alexandria Real Estate Equities, Inc. (c)	11,051
356	EastGroup Properties, Inc. (c)	16,099
496	First Potomac Realty Trust (m)	10,806
714	Franklin Street Properties Corp. (c)	12,318
494	Lexington Realty Trust (c)	9,879
356	Mid-America Apartment Communities, Inc. (c)	17,757
		77,910

Real Estate Management & Development — 0.5%
73	Jones Lang LaSalle, Inc.	7,543

Road & Rail — 0.8%
289	Landstar System, Inc.	12,125

Semiconductors & Semiconductor Equipment — 2.7%
379	Microsemi Corp. (a) (c)	10,575
326	Standard Microsystems Corp. (a) (c)	12,536
323	Varian Semiconductor Equipment Associates, Inc. (a)	17,303
		40,414

Software — 5.0%
1,014	Aspen Technology, Inc. (a)	14,513
335	Blackboard, Inc. (a) (c)	15,357

333	Micros Systems, Inc. (a)	21,675
943	Monotype Imaging Holdings, Inc. (a)	11,857
496	Solera Holdings, Inc. (a)	8,930
201	Sourcefire, Inc. (a) (c)	1,826
		74,158

Specialty Retail — 1.1%
247	Men's Wearhouse, Inc.	12,478
575	New York & Co., Inc. (a)	3,506
		15,984

Textiles, Apparel & Luxury Goods — 1.5%
135	Columbia Sportswear Co. (c)	7,478
609	Iconix Brand Group, Inc. (a) (c)	14,488
		21,966

Trading Companies & Distributors — 5.7%
825	TransDigm Group, Inc. (a) (c)	37,725
239	UAP Holding Corp. (c)	7,488
183	Watsco, Inc. (c)	8,515
1,066	Williams Scotsman International, Inc. (a) (c)	29,536
		83,264

Wireless Telecommunication Services — 0.4%
612	Centennial Communications Corp. (a)	6,190
	Total Long-Term Investments
	(Cost $1,173,466)	1,400,208

Short-Term Investment — 4.5%
66,120	JPMorgan Prime Money Market Fund,
	Institutional Class (b)
	(Cost $66,120)	66,120

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 14.9%

Corporate Notes — 11.1%
5,000	Alliance and Leister plc, FRN, 5.83%, 09/02/08	5,000
2,000	Allstate Life Global Funding, FRN, 5.13%, 08/27/08	2,000
9,000	Anglo Irish Bank Corp. plc, FRN, 5.80%, 08/04/08	9,000
6,200	Banque Federative Du Credit Mutuel, FRN, 5.81%, 08/01/08	6,200
6,996	Beta Finance Inc., FRN, 4.89%, 02/20/09	6,996
5,500	Beta Finance Inc., FRN, 4.87%, 01/15/08	5,500
12,500	Caixa Catal, FRN, 5.75%, 06/30/08	12,500
8,700	Citigroup Global Markets, Inc., FRN, 5.40%, 10/05/07	8,700
8,000	Comerica, FRN, 5.79%, 11/13/07	8,000
10,000	Dorada Finance, Inc., FRN, 4.87%, 01/14/08	10,000
13,000	First Tennessee Bank, FRN, 5.76%, 08/15/08	13,000
5,000	K2 (USA) LLC, FRN, 4.89%, 02/15/08	5,000
8,499	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 02/04/08	8,499
4,700	Links Finance LLC, FRN, 4.87%, 10/15/07	4,700
9,500	Macquarie Bank, Ltd., FRN, 5.17%, 08/20/08	9,500
5,500	Morgan Stanley, FRN, 5.43%, 12/17/07	5,500
13,000	National City Bank Cleveland, FRN, 4.83%, 10/04/07	12,999
8,000	National Rural Utilities Coop., FRN, 5.70%, 09/04/08	8,000
5,000	Pricoa Global Funding I, FRN, 5.12%, 09/26/08	5,000
4,500	Sigma Finance Inc., FRN, 4.87%, 10/24/07	4,500

2,000	Sigma Finance Inc., FRN, 4.89%, 02/27/08	2,000
12,000	Wachovia Bank N.A., FRN, 4.86%, 02/23/09	12,000
		164,594

Repurchase Agreements — 3.8%
18,800	Banc of America Securities LLC, 5.10%, dated 09/28/07, due date 10/01/07, repurchase price $18,808, collateralized by U.S. Government Agency Mortgages	18,800
10,000	Barclays Capital, 5.12%, dated 09/28/07, due date 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Credit Suisse LLC, 5.26%, dated 09/28/07, due date 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due date 10/01/07, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
7,000	Morgan Stanley, 5.15%, dated 09/28/07, due date 10/01/07, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages	7,000
		55,800
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $220,394)	220,394

Total Investments — 114.3%
(Cost $1,459,980)	1,686,722

Liabilities in Excess of Other Assets — (14.3)%	(210,723)

NET ASSETS — 100.0%	1,475,999

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating rate note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,945
Aggregate gross unrealized depreciation	(78,203)
Net unrealized appreciation/depreciation	$226,742

Federal income tax cost of investments	$1,459,980

JPMorgan SmartRetirement 2010 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 99.2% (b)

1,921,163	JPMorgan Bond Fund, Institutional Class	17,290,466
1,631,358	JPMorgan Core Bond Fund, R Class	17,341,334
348,165	JPMorgan Emerging Markets Debt Fund, R Class	3,032,514
62,007	JPMorgan Emerging Markets Equity Fund, Institutional Class	1,511,724
362,113	JPMorgan High Yield Bond Fund, R Class	3,016,401
129,081	JPMorgan International Equity Fund, R Class	5,320,731
295,146	JPMorgan International Opportunities Fund, Institutional Class	5,244,751
37,449	JPMorgan International Realty Fund, R Class	626,150
315,018	JPMorgan Intrepid America Fund, R Class	9,400,132
1,498,064	JPMorgan Prime Money Market Fund, Institutional Class	1,498,064
40,097	JPMorgan Small Cap Equity Fund, R Class	1,417,017
89,454	JPMorgan Small Cap Growth Fund, Institutional Class (a)	1,180,790
43,972	JPMorgan Small Cap Value Fund, R Class	1,045,650
1,885	JPMorgan Strategic Small Cap Value Fund, R Class (a)	32,123
818,049	JPMorgan U.S. Equity Fund, R Class	10,446,481
102,594	JPMorgan U.S. Real Estate Fund, R Class	2,168,846

Total Investments — 99.2%
(Cost $78,265,373)	80,573,174

Other Assets in Excess of Liabilities — 0.8%	635,835

NET ASSETS — 100.0%	$81,209,009

Percentages indicated are based on net assets.

Allocation of Investments*
Taxable Fixed Income Funds	50.5%
Domestic Equity Funds	29.2
International Equity Funds	15.8
Specialty Funds	2.7
Money Market Funds	1.8

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposed was as follows:

Aggregate gross unrealized appreciation	$2,891,590
Aggregate gross unrealized depreciation	(583,789)
Net unrealized appreciation/depreciation	$2,307,801

Federal income tax cost of investments	$78,265,373

JPMorgan SmartRetirement 2015 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 101.1% (b)
2,695,449	JPMorgan Bond Fund, Institutional Class	24,259,042
2,278,227	JPMorgan Core Bond Fund, R Class	24,217,556
507,224	JPMorgan Emerging Markets Debt Fund, R Class	4,417,923
164,627	JPMorgan Emerging Markets Equity Fund, Institutional Class	4,013,595
527,270	JPMorgan High Yield Bond Fund, R Class	4,392,160
256,974	JPMorgan International Equity Fund, R Class	10,592,473
600,037	JPMorgan International Opportunities Fund, Institutional Class	10,662,659
78,760	JPMorgan International Realty Fund, R Class	1,316,863
612,494	JPMorgan Intrepid America Fund, R Class	18,276,816
154,845	JPMorgan Intrepid Growth Fund, R Class	3,940,809
217,183	JPMorgan Large Cap Value Fund, R Class	3,937,537
772,314	JPMorgan Prime Money Market Fund, Institutional Class	772,314
15,341	JPMorgan Realty Income Fund, R Class	248,362
81,693	JPMorgan Small Cap Equity Fund, R Class	2,887,032
171,450	JPMorgan Small Cap Growth Fund, Institutional Class (a)	2,263,141
84,295	JPMorgan Small Cap Value Fund, R Class	2,004,526
27,591	JPMorgan Strategic Small Cap Value Fund, R Class (a)	470,153
1,183,082	JPMorgan U.S. Equity Fund, R Class	15,107,962
137,384	JPMorgan U.S. Large Cap Core Plus Fund, R Class	3,033,433
242,837	JPMorgan U.S. Real Estate Fund, R Class	5,133,567

Total Investments — 101.1%
(Cost $136,454,447)	141,947,923

Other Liabilities in Excess of Assets — (1.1)%	-1,547,210

NET ASSETS — 100.0%	$ 140,400,713

Percentages indicated are based on net assets.

Allocation of Investments *
Taxable Fixed Income Funds	40.4%
Domestic Equity Funds	36.6
International Equity Funds	18.7
Specialty Funds	3.8
Money Market Funds	0.5

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,626,506
Aggregate gross unrealized depreciation	(1,133,030)
Net unrealized appreciation/depreciation	$5,493,476

Federal income tax cost of investments	$136,454,447

JPMorgan SmartRetirement 2020 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 98.5% (b)
2,861,669	JPMorgan Bond Fund, Institutional Class	25,755,020
2,401,476	JPMorgan Core Bond Fund, R Class	25,527,690
635,910	JPMorgan Emerging Markets Debt Fund, R Class	5,538,775
330,134	JPMorgan Emerging Markets Equity Fund, Institutional Class	8,048,669
661,507	JPMorgan High Yield Bond Fund, R Class	5,510,357
426,107	JPMorgan International Equity Fund, R Class	17,564,137
992,202	JPMorgan International Opportunities Fund, Institutional Class	17,631,436
70,652	JPMorgan International Realty Fund, R Class	1,181,295
917,242	JPMorgan Intrepid America Fund, R Class	27,370,515
544,063	JPMorgan Intrepid Growth Fund, R Class	13,846,411
763,844	JPMorgan Large Cap Value Fund, R Class	13,848,492
2,067,550	JPMorgan Prime Money Market Fund, Institutional Class	2,067,551
42,682	JPMorgan Realty Income Fund, R Class	691,018
103,126	JPMorgan Small Cap Equity Fund, R Class	3,644,486
184,335	JPMorgan Small Cap Growth Fund, Institutional Class (a)	2,433,227
90,617	JPMorgan Small Cap Value Fund, R Class	2,154,867
52,817	JPMorgan Strategic Small Cap Value Fund, R Class (a)	900,000
1,399,859	JPMorgan U.S. Equity Fund, R Class	17,876,195
428,116	JPMorgan U.S. Large Cap Core Plus Fund, R Class	9,452,802
463,568	JPMorgan U.S. Real Estate Fund, R Class	9,799,837

Total Investments — 98.5%
(Cost $198,894,345)	210,842,780

Other Assets In Excess of Liabilities — 1.5%	3,137,061

NET ASSETS — 100.0%	$213,979,841

Percentages indicated are based on net assets.

Allocation of Investments *
Domestic Equity Funds	43.4%
Taxable Fixed Income Funds	29.5
International Equity Funds	21.1
Specialty Funds	5.0
Money Market Funds	1.0

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,268,743
Aggregate gross unrealized depreciation	(1,320,308)
Net unrealized appreciation/depreciation	$11,948,435

Federal income tax cost of investments	$198,894,345

JPMorgan SmartRetirement 2025 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 100.3% (b)
2,447	JPMorgan Bond Fund, Institutional Class	22,021
2,069	JPMorgan Core Bond Fund, R Class	21,991
705	JPMorgan Emerging Markets Debt Fund, R Class	6,137
486	JPMorgan Emerging Markets Equity Fund, Institutional Class	11,856
743	JPMorgan High Yield Bond Fund, R Class	6,189
601	JPMorgan International Equity Fund, R Class	24,755
1,343	JPMorgan International Opportunities Fund, Institutional Class	23,871
354	JPMorgan International Realty Fund, R Class	5,918
1,158	JPMorgan Intrepid America Fund, R Class	34,541
781	JPMorgan Intrepid Growth Fund, R Class	19,884
1,093	JPMorgan Large Cap Value Fund, R Class	19,807
2,819	JPMorgan Prime Money Market Fund, Institutional Class	2,820
346	JPMorgan Realty Income Fund, R Class	5,598
169	JPMorgan Small Cap Equity Fund, R Class	5,955
258	JPMorgan Small Cap Growth Fund, Institutional Class (a)	3,401
134	JPMorgan Small Cap Value Fund, R Class	3,182
41	JPMorgan Strategic Small Cap Value Fund, R Class (a)	700
1,460	JPMorgan U.S. Equity Fund, R Class	18,642
822	JPMorgan U.S. Large Cap Core Plus Fund, R Class	18,149
286	JPMorgan U.S. Real Estate Fund, R Class	6,040

Total Investments — 100.3%
(Cost $251,367)	261,457

Liabilities in Excess of Other Assets — (0.3)%	(899)

NET ASSETS — 100.0%	$ 260,558

Percentages indicated are based on net assets.

Allocation of Investments *
Domestic Equity Funds	47.5%
International Equity Funds	25.4
Taxable Fixed Income Funds	21.5
Specialty Funds	4.5
Money Market Funds	1.1

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,172
Aggregate gross unrealized depreciation	(82)
Net unrealized appreciation/depreciation	$10,090

Federal income tax cost of investments	$251,367

JPMorgan SmartRetirement 2030 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 97.4% (b)

978,200	JPMorgan Bond Fund, Institutional Class	8,803,802
825,547	JPMorgan Core Bond Fund, R Class	8,775,563
342,801	JPMorgan Emerging Markets Debt Fund, R Class	2,985,798
336,005	JPMorgan Emerging Markets Equity Fund, Institutional Class	8,191,803
356,620	JPMorgan High Yield Bond Fund, R Class	2,970,645
432,628	JPMorgan International Equity Fund, R Class	17,832,927
1,008,279	JPMorgan International Opportunities Fund, Institutional Class	17,917,115
121,337	JPMorgan International Realty Fund, R Class	2,028,751
731,307	JPMorgan Intrepid America Fund, R Class	21,822,213
529,131	JPMorgan Intrepid Growth Fund, R Class	13,466,390
734,801	JPMorgan Large Cap Value Fund, R Class	13,321,934
1,507,029	JPMorgan Prime Money Market Fund, Institutional Class	1,507,029
252,139	JPMorgan Realty Income Fund, R Class	4,082,127
123,408	JPMorgan Small Cap Equity Fund, R Class	4,361,247
238,484	JPMorgan Small Cap Growth Fund, Institutional Class (a)	3,147,984
117,255	JPMorgan Small Cap Value Fund, R Class	2,788,319
52,817	JPMorgan Strategic Small Cap Value Fund, R Class (a)	900,000
513,633	JPMorgan U.S. Equity Fund, R Class	6,559,089
914,328	JPMorgan U.S. Large Cap Core Plus Fund, R Class	20,188,372
223,080	JPMorgan U.S. Real Estate Fund, R Class	4,715,904

Total Investments — 97.4%
(Cost $152,257,174)	166,367,012

Other Assets in Excess of Liabilities — 2.6%	4,457,433

NET ASSETS — 100.0%	$170,824,445

Percentages indicated are based on net assets.

Allocation of Investments*
Domestic Equity Funds	52.0%
International Equity Funds	27.6
Taxable Fixed Income Funds	14.2
Specialty Funds	5.3
Money Market Funds	0.9

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposed was as follows:

Aggregate gross unrealized appreciation	$14,939,348
Aggregate gross unrealized depreciation	(829,510)
Net unrealized appreciation/depreciation	$14,109,838

Federal income tax cost of investments	$152,257,174

JPMorgan SmartRetirement 2035 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 102.2% (b)
1,326	JPMorgan Bond Fund, Institutional Class	11,934
1,119	JPMorgan Core Bond Fund, R Class	11,897
528	JPMorgan Emerging Markets Debt Fund, R Class	4,603
554	JPMorgan Emerging Markets Equity Fund, Institutional Class	13,505
557	JPMorgan High Yield Bond Fund, R Class	4,641
702	JPMorgan International Equity Fund, R Class	28,934
1,614	JPMorgan International Opportunities Fund, Institutional Class	28,682
402	JPMorgan International Realty Fund, R Class	6,725
1,195	JPMorgan Intrepid America Fund, R Class	35,673
887	JPMorgan Intrepid Growth Fund, R Class	22,572
1,233	JPMorgan Large Cap Value Fund, R Class	22,359
6,823	JPMorgan Prime Money Market Fund, Institutional Class	6,823
346	JPMorgan Realty Income Fund, R Class	5,598
202	JPMorgan Small Cap Equity Fund, R Class	7,125
361	JPMorgan Small Cap Growth Fund, Institutional Class (a)	4,761
187	JPMorgan Small Cap Value Fund, R Class	4,455
117	JPMorgan Strategic Small Cap Value Fund, R Class (a)	2,000
1,097	JPMorgan U.S. Equity Fund, R Class	14,008
1,079	JPMorgan U.S. Large Cap Core Plus Fund, R Class	23,823
325	JPMorgan U.S. Real Estate Fund, R Class	6,864

Total Investments — 102.2%
(Cost $255,908)	266,982

Liabilities in Excess of Other Assets — (2.2)%	(5,628)

NET ASSETS — 100.0%	$261,354

Percentages indicted are based on net assets.

Allocation of Investments*
Domestic Equity Funds	51.2%
International Equity Funds	29.2
Taxable Fixed Income Funds	12.4
Specialty Funds	4.7
Money Market Funds	2.5

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposed was as follows:

Aggregate gross unrealized appreciation	$11,116
Aggregate gross unrealized depreciation	(42)
Net unrealized appreciation/depreciation	$11,074

Federal income tax cost of investments	$255,908

JPMorgan SmartRetirement 2040 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 101.1% (b)
689,807	JPMorgan Bond Fund, Institutional Class	6,208,268
584,530	JPMorgan Core Bond Fund, R Class	6,213,552
205,135	JPMorgan Emerging Markets Debt Fund, R Class	1,786,731
258,195	JPMorgan Emerging Markets Equity Fund, Institutional Class	6,294,787
213,423	JPMorgan High Yield Bond Fund, R Class	1,777,808
335,024	JPMorgan International Equity Fund, R Class	13,809,674
772,169	JPMorgan International Opportunities Fund, Institutional Class	13,721,439
101,462	JPMorgan International Realty Fund, R Class	1,696,443
554,307	JPMorgan Intrepid America Fund, R Class	16,540,512
425,062	JPMorgan Intrepid Growth Fund, R Class	10,817,825
572,132	JPMorgan Large Cap Value Fund, R Class	10,372,756
1,562,404	JPMorgan Prime Money Market Fund, Institutional Class	1,562,404
201,274	JPMorgan Realty Income Fund, R Class	3,258,637
83,346	JPMorgan Small Cap Equity Fund, R Class	2,945,434
200,636	JPMorgan Small Cap Growth Fund, Institutional Class (a)	2,648,392
111,241	JPMorgan Small Cap Value Fund, R Class	2,645,324
35,211	JPMorgan Strategic Small Cap Value Fund, R Class (a)	600,000
234,322	JPMorgan U.S. Equity Fund, R Class	2,992,310
721,770	JPMorgan U.S. Large Cap Core Plus Fund, R Class	15,936,691
151,491	JPMorgan U.S. Real Estate Fund, R Class	3,202,519

Total Investments — 101.1%
(Cost $113,226,429)	125,031,506

Liabilities in Excess of Other Assets — (1.1)%	(1,401,493)

NET ASSETS — 100.0%	$ 123,630,013

Percentages indicated are based on net assets.

Allocation of Investments *
Domestic Equity Funds	52.4%
International Equity Funds	28.4
Taxable Fixed Income Funds	12.8
Specialty Funds	5.2
Money Market Funds	1.2

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,284,608
Aggregate gross unrealized depreciation	(479,531)
Net unrealized appreciation/depreciation	$11,805,077

Federal income tax cost of investments	$113,226,429

JPMorgan SmartRetirement 2045 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 98.0% (b)
1,401	JPMorgan Bond Fund, Institutional Class	12,607
1,187	JPMorgan Core Bond Fund, R Class	12,614
528	JPMorgan Emerging Markets Debt Fund, R Class	4,603
573	JPMorgan Emerging Markets Equity Fund, Institutional Class	13,963
557	JPMorgan High Yield Bond Fund, R Class	4,642
740	JPMorgan International Equity Fund, R Class	30,495
1,734	JPMorgan International Opportunities Fund, Institutional Class	30,815
402	JPMorgan International Realty Fund, R Class	6,725
1,240	JPMorgan Intrepid America Fund, R Class	37,001
916	JPMorgan Intrepid Growth Fund, R Class	23,309
1,251	JPMorgan Large Cap Value Fund, R Class	22,676
3,161	JPMorgan Prime Money Market Fund, Institutional Class	3,161
346	JPMorgan Realty Income Fund, R Class	5,598
183	JPMorgan Small Cap Equity Fund, R Class	6,474
361	JPMorgan Small Cap Growth Fund, Institutional Class (a)	4,761
187	JPMorgan Small Cap Value Fund, R Class	4,455
63	JPMorgan Strategic Small Cap Value Fund, R Class (a)	1,068
1,188	JPMorgan U.S. Equity Fund, R Class	15,174
1,157	JPMorgan U.S. Large Cap Core Plus Fund, R Class	25,543
325	JPMorgan U.S. Real Estate Fund, R Class	6,864

Total Investments — 98.0%
(Cost $260,992)	272,548

Other Assets in Excess of Liabiities — 2.0%	5,646

NET ASSETS — 100.0%	$278,194

Percentages indicated are based on net assets.

Allocation of Investments*
Domestic Equity Funds	51.5%
International Equity Funds	30.1
Taxable Fixed Income Funds	12.6
Specialty Funds	4.6
Money Market Funds	1.2

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,592
Aggregate gross unrealized depreciation	(36)

Net unrealized appreciation/depreciation	$11,556

Federal income tax cost of investments	$260,992

JPMorgan SmartRetirement 2050 Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 61.2% (b)
1,203	JPMorgan Bond Fund, Institutional Class	10,823
1,282	JPMorgan Core Bond Fund, R Class	13,623
528	JPMorgan Emerging Markets Debt Fund, R Class	4,603
565	JPMorgan Emerging Markets Equity Fund, Institutional Class	13,779
557	JPMorgan High Yield Bond Fund, R Class	4,641
719	JPMorgan International Equity Fund, R Class	29,640
1,655	JPMorgan International Opportunities Fund, Institutional Class	29,417
402	JPMorgan International Realty Fund, R Class	6,725
1,204	JPMorgan Intrepid America Fund, R Class	35,936
854	JPMorgan Intrepid Growth Fund, R Class	21,726
1,187	JPMorgan Large Cap Value Fund, R Class	21,521
3,503	JPMorgan Prime Money Market Fund, Institutional Class	3,503
346	JPMorgan Realty Income Fund, R Class	5,598
183	JPMorgan Small Cap Equity Fund, R Class	6,474
361	JPMorgan Small Cap Growth Fund, Institutional Class (a)	4,761
187	JPMorgan Small Cap Value Fund, R Class	4,455
76	JPMorgan Strategic Small Cap Value Fund, R Class (a)	1,300
1,147	JPMorgan U.S. Equity Fund, R Class	14,648
1,157	JPMorgan U.S. Large Cap Core Plus Fund, R Class	25,543
325	JPMorgan U.S. Real Estate Fund, R Class	6,864

Total Investments — 61.2%
(Cost $254,357)	265,580

Other Assets In Excess of Liabilities — 38.8%	168,274

NET ASSETS — 100.0%	$433,854

Percentages indicated are based on net assets.

Allocation of Investments *
Domestic Equity Funds	51.3%
International Equity Funds	30.0
Taxable Fixed Income Funds	12.7
Specialty Funds	4.7
Money Market Funds	1.3

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,265
Aggregate gross unrealized depreciation	(42)
Net unrealized appreciation/depreciation	$11,223

Federal income tax cost of investments	$254,357

JPMorgan SmartRetirement Income Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Investment Companies — 100.9% (b)
2,080,923	JPMorgan Bond Fund, Institutional Class	18,728,311
1,757,931	JPMorgan Core Bond Fund, R Class	18,686,809
328,374	JPMorgan Emerging Markets Debt Fund, R Class	2,860,138
31,890	JPMorgan Emerging Markets Equity Fund, Institutional Class	777,487
346,355	JPMorgan High Yield Bond Fund, R Class	2,885,138
83,153	JPMorgan International Equity Fund, R Class	3,427,553
192,357	JPMorgan International Opportunities Fund, Institutional Class	3,418,176
17,960	JPMorgan International Realty Fund, R Class	300,286
174,100	JPMorgan Intrepid America Fund, R Class	5,195,141
8,529,388	JPMorgan Prime Money Market Fund, Institutional Class	8,529,388
34,362	JPMorgan Small Cap Equity Fund, R Class	1,214,352
42,675	JPMorgan Small Cap Growth Fund, Institutional Class (a)	563,315
21,881	JPMorgan Small Cap Value Fund, R Class	520,341
768,791	JPMorgan U.S. Equity Fund, R Class	9,817,459
41,187	JPMorgan U.S. Real Estate Fund, R Class	870,696

Total Investments — 100.9%
(Cost $77,781,856)	77,794,590

Liabilities in Excess of Other Assets — (0.9)%	(666,800)

NET ASSETS — 100.0%	$77,127,790

Percentages indicated are based on net assets.

Allocation of Investments*
Taxable Fixed Income Funds	55.5%
Domestic Equity Funds	22.2
Money Market Funds	11.0
International Equity Funds	10.2
Specialty Funds	1.1

* Percentages indicated are based upon total investments as of September 30, 2007. The Fund's composition is subject to change.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$825,850
Aggregate gross unrealized depreciation	(813,116)
Net unrealized appreciation/depreciation	$12,734

Federal income tax cost of investments	$77,781,856

JPMorgan Strategic Small Cap Value Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.0%

Common Stocks — 97.0%

Aerospace & Defense — 1.4%
4	AAR Corp. (a) (m)	130

Biotechnology — 0.4%
1	Theravance, Inc. (a)	34

Building Products — 1.5%
17	PGT, Inc. (a)	137

Capital Markets — 3.2%
-(h)	Affiliated Managers Group, Inc. (a) (m)	38
5	BlackRock Kelso Capital Corp. (m)	73
3	Investment Technology Group, Inc. (a) (m)	112
5	PennantPark Investment Corp.	72
		295

Commercial Banks — 3.9%
3	SY Bancorp, Inc.	86
10	West Coast Bancorp	270
		356

Commercial Services & Supplies — 1.7%
19	Spherion Corp. (a)	159

Communications Equipment — 3.0%
4	CommScope, Inc. (a) (m)	186
8	Tekelec (a)	91
		277

Containers & Packaging — 1.2%
2	Silgan Holdings, Inc.	106

Diversified Consumer Services — 2.6%
19	INVESTools, Inc. (a) (m)	235

Diversified Financial Services — 4.0%
9	KKR Financial Holdings LLC (m)	148
15	Marlin Business Services Corp. (a)	221
		369

Diversified Telecommunication Services — 1.5%
3	Cbeyond, Inc. (a) (m)	132

Electrical Equipment — 4.2%
3	General Cable Corp. (a) (m)	209
5	Powell Industries, Inc. (a)	176
		385

Energy Equipment & Services — 4.8%
3	Gulf Island Fabrication, Inc. (m)	127
3	Hornbeck Offshore Services, Inc. (a) (m)	104
3	Oceaneering International, Inc. (a)	208
		439

Food & Staples Retailing — 1.4%
4	Ruddick Corp.	127

Gas Utilities — 2.3%
4	Energen Corp. (m)	210

Health Care Equipment & Supplies — 1.2%
1	DJO, Inc. (a) (m)	66
1	Hologic, Inc. (a) (m)	42
		108

Health Care Providers & Services — 3.0%
8	American Dental Partners, Inc. (a) (m)	225
2	Kindred Healthcare, Inc. (a) (m)	39
1	PharMerica Corp. (a)	10
		274

Household Durables — 5.4%
29	Champion Enterprises, Inc. (a) (m)	319
6	Tupperware Brands Corp.	176
		495

Insurance — 7.1%
8	Castlepoint Holdings Ltd. (Bermuda)	91
1	Hanover Insurance Group, Inc. (The) (m)	44
14	Meadowbrook Insurance Group, Inc. (a)	124
2	ProAssurance Corp. (a)	122
12	Security Capital Assurance Ltd. (Bermuda)	267
		648

Internet Software & Services — 2.7%
3	Digital River, Inc. (a) (m)	112
8	Switch & Data Facilities Co., Inc. (a)	132
		244

IT Services — 2.0%
11	RightNow Technologies, Inc. (a)	182

Machinery — 4.8%
5	Greenbrier Cos., Inc. (m)	124
3	Kaydon Corp. (m)	177
2	Toro Co.	135
		436

Marine — 0.9%
3	American Commercial Lines, Inc. (m)	83

Metals & Mining — 3.7%
3	Century Aluminum Co. (a) (m)	160
6	Commercial Metals Co. (m)	181
		341

Multi-Utilities — 2.1%
11	CMS Energy Corp. (m)	192

Multiline Retail — 1.0%
9	Fred's, Inc., Class A (m)	93

Paper & Forest Products — 1.4%
71	Abitibi-Consolidated, Inc. (Canada) (a) (m)	124

Pharmaceuticals — 1.1%
4	Nastech Pharmaceutical Co., Inc. (a)	55
4	Somaxon Pharmaceuticals, Inc. (a)	42
		97

Real Estate Investment Trusts (REITs) — 9.9%
15	Associated Estates Realty Corp. (m)	199
4	Brandywine Realty Trust (m)	98

6	MFA Mortgage Investments, Inc.	45
1	Mid-America Apartment Communities, Inc.	65
25	Resource Capital Corp.	280
3	Sun Communities, Inc.	96
4	Universal Health Realty Income Trust	125
		908

Semiconductors & Semiconductor Equipment — 1.5%
4	Tessera Technologies, Inc. (a)	139

Software — 2.4%
22	Lawson Software, Inc. (a) (m)	217

Specialty Retail — 1.3%
5	Collective Brands, Inc. (a) (m)	119

Thrifts & Mortgage Finance — 2.9%
4	WSFS Financial Corp.	268

Tobacco — 3.9%
7	Alliance One International, Inc. (a) (m)	45
14	Vector Group Ltd.	309
		354

Trading Companies & Distributors — 1.6%
21	BlueLinx Holdings, Inc. (m)	149

Total Long-Term Investments
(Cost $8,467)	8,862

Short-Term Investment — 1.4%

Investment Company — 1.4%
125	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	124
(Cost $124)

Total Investments — 98.4%
(Cost $8,591)	8,986

Other Assets in Excess of Liabilities — 1.6%	148

NET ASSETS — 100.0%	$9,134

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal Income tax purposes was as follows:

Aggregate gross unrealized appreciation	$815
Aggregate gross unrealized depreciation	(420)
Net unrealized appreciation/depreciation	$395

Federal income tax cost of investments	$8,591

JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 96.8%

Common Stocks — 96.8%

Aerospace & Defense — 2.4%
123	Boeing Co.	12,904
298	United Technologies Corp.	23,965
		36,869

Air Freight & Logistics — 0.0% (g)
1	FedEx Corp.	112

Auto Components — 1.6%
212	Johnson Controls, Inc.	25,059

Beverages — 0.9%
86	Coca-Cola Co. (The)	4,921
132	PepsiCo, Inc.	9,634
		14,555

Biotechnology — 1.4%
307	Amgen, Inc. (a) (c)	17,366
-(h)	Celgene Corp. (a)	11
2	Genentech, Inc. (a)	180
116	Gilead Sciences, Inc. (a)	4,760
		22,317

Capital Markets — 2.8%
3	Charles Schwab Corp. (The)	60
2	Goldman Sachs Group, Inc. (The)	455
94	Lazard Ltd., Class A (Bermuda)	3,976
-(h)	Lehman Brothers Holdings, Inc.	14
1	MF Global Ltd. (Bermuda) (a)	25
373	Morgan Stanley	23,530
189	State Street Corp.	12,881
137	TD AMERITRADE Holding Corp. (a) (c)	2,493
		43,434

Chemicals — 1.6%
10	E.l. du Pont de Nemours & Co.	471
58	Monsanto Co.	4,940
131	Praxair, Inc.	11,005
147	Rohm & Haas Co. (c)	8,205
		24,621

Commercial Banks — 3.8%
37	SunTrust Banks, Inc.	2,788
1	SVB Financial Group (a)	28
125	TCF Financial Corp.	3,265
241	U.S. Bancorp	7,829
268	Wachovia Corp.	13,465
823	Wells Fargo & Co.	29,306
45	Zions Bancorp (c)	3,091
		59,772

Communications Equipment — 6.0%
1,487	Cisco Systems, Inc. (a)	49,234

1,116	Corning, Inc.	27,500
136	Motorola, Inc.	2,512
329	QUALCOMM, Inc.	13,901
		93,147

Computers & Peripherals — 5.2%
81	Apple, Inc. (a)	12,394
199	Dell, Inc. (a)	5,485
235	EMC Corp. (a)	4,886
474	Hewlett-Packard Co.	23,586
216	International Business Machines Corp.	25,396
314	Network Appliance, Inc. (a)	8,448
20	SanDisk Corp. (a)	1,102
		81,297

Consumer Finance — 0.5%
129	American Express Co.	7,670
2	Discover Financial Services (a)	41
		7,711

Diversified Financial Services — 4.6%
780	Bank of America Corp.	39,212
4	CIT Group, Inc.	149
708	Citigroup, Inc.	33,025
		72,386

Diversified Telecommunication Services — 4.0%
936	AT&T, Inc. (m)	39,606
510	Verizon Communications, Inc.	22,600
		62,206

Electric Utilities — 2.6%
386	Edison International	21,382
197	FirstEnergy Corp.	12,453
125	Northeast Utilities	3,558
217	Sierra Pacific Resources	3,409
		40,802

Electronic Equipment & Instruments — 0.4%
176	Tyco Electronics Ltd. (Bermuda)	6,240

Energy Equipment & Services — 1.7%
82	Baker Hughes, Inc.	7,434
129	Halliburton Co.	4,967
134	Schlumberger Ltd.	14,027
		26,428

Food & Staples Retailing — 4.2%
403	CVS/Caremark Corp.	15,975
827	Safeway, Inc.	27,392
381	SUPERVALU, Inc.	14,849
201	SYSCO Corp.	7,149
		65,365

Food Products — 0.6%
1	Campbell Soup Co.	36
66	General Mills, Inc.	3,852
174	Kraft Foods, Inc.	5,989
		9,877

Health Care Equipment & Supplies — 0.9%
123	Covidien Ltd. (Bermuda) (a)	5,119
162	Medtronic, Inc.	9,157
		14,276

Health Care Providers & Services — 2.2%
209	Aetna, Inc.	11,329
5	Cardinal Health, Inc.	313
1	Cigna Corp.	69
38	McKesson Corp.	2,240
84	UnitedHealth Group, Inc.	4,087
217	WellPoint, Inc. (a)	17,146
		35,184

Hotels, Restaurants & Leisure — 1.7%
399	International Game Technology	17,216
1	Royal Caribbean Cruises Ltd.	36
87	Starwood Hotels & Resorts Worldwide, Inc.	5,259
114	Yum! Brands, Inc.	3,863
		26,374

Household Products — 3.3%
159	Colgate-Palmolive Co.	11,355
579	Procter & Gamble Co.	40,731
		52,086

Industrial Conglomerates — 2.9%
1,082	General Electric Co.	44,802

Insurance — 3.5%
175	Aflac, Inc. (m)	9,996
47	AMBAC Financial Group, Inc. (c)	2,985
1	Assurant, Inc. (c)	58
1	Axis Capital Holdings Ltd. (Bermuda)	39
1	Berkshire Hathaway, Inc., Class B (a) (c)	2,869
102	Genworth Financial, Inc., Class A	3,149
123	Hartford Financial Services Group, Inc.	11,364
95	MBIA, Inc. (c)	5,792
82	MetLife, Inc.	5,741
111	Protective Life Corp.	4,706
132	RenaissanceRe Holdings Ltd. (Bermuda) (c)	8,656
4	Travelers Cos., Inc. (The)	211
		55,566

Internet Software & Services — 2.6%
47	Google, Inc., Class A (a)	26,813
525	Yahoo!, Inc. (a) (c)	14,095
		40,908

IT Services — 0.0% (g)
4	Affiliated Computer Services, Inc., Class A (a)	222
4	Genpact Ltd. (Bermuda) (a) (c)	75
1	Infosys Technologies Ltd. ADR (India) (c)	59
		356

Machinery — 2.7%
192	Caterpillar, Inc. (c)	15,055
175	Danaher Corp. (c)	14,475

39	Deere & Co.	5,765
58	Dover Corp.	2,950
94	Joy Global, Inc. (c)	4,765
		43,010

Media — 2.4%
-(h)	Citadel Broadcasting Corp. (c)	-(h)
337	Comcast Corp., Class A (a)	8,148
1,007	News Corp., Class A	22,135
37	News Corp., Class B (c)	872
5	Time Warner Cable Inc. (a)	180
166	Walt Disney Co. (The)	5,699
		37,034

Metals & Mining — 1.0%
56	Freeport-McMoRan Copper & Gold, Inc. (c)	5,893
85	United States Steel Corp.	8,994
		14,887

Multi-Utilities — 0.5%
503	CMS Energy Corp.	8,462

Multiline Retail — 1.0%
1	J.C. Penney Co., Inc.	55
260	Kohl's Corp. (a)	14,910
		14,965

Oil, Gas & Consumable Fuels — 8.9%
121	Apache Corp.	10,911
80	Chevron Corp.	7,451
105	ConocoPhillips	9,220
114	Devon Energy Corp.	9,509
211	EOG Resources, Inc.	15,292
354	Exxon Mobil Corp.	32,803
90	Marathon Oil Corp.	5,139
419	Occidental Petroleum Corp.	26,847
58	Sunoco, Inc.	4,125
297	XTO Energy, Inc.	18,354
		139,651

Paper & Forest Products — 0.5%
1,019	Domtar Corp. (Canada) (a)	8,353

Personal Products — 0.2%
90	Avon Products, Inc.	3,369

Pharmaceuticals — 7.3%
442	Abbott Laboratories	23,701
46	Johnson & Johnson	3,025
927	Merck & Co., Inc.	47,897
891	Schering-Plough Corp.	28,190
103	Sepracor, Inc. (a) (c)	2,844
187	Wyeth	8,345
		114,002

Real Estate Investment Trusts (REITs) — 0.4%
61	Apartment Investment & Management Co. (c)	2,774
1	Digital Realty Trust, Inc. (c)	25
2	Home Properties, Inc. (c)	121

73	Ventas, Inc. (c)	3,026
5,946

Road & Rail — 2.2%
1	Burlington Northern Santa Fe Corp.	108
654	Norfolk Southern Corp.	33,956
		34,064

Semiconductors & Semiconductor Equipment — 3.0%
441	Altera Corp. (c)	10,620
121	Analog Devices, Inc.	4,377
53	Broadcom Corp., Class A (a)	1,926
95	KLA-Tencor Corp. (c)	5,273
4	Tessera Technologies, Inc. (a) (c)	141
219	Texas Instruments, Inc.	7,999
629	Xilinx, Inc.	16,441
		46,777

Software — 2.4%
1,184	Microsoft Corp.	34,871
122	Oracle Corp. (a)	2,632
		37,503

Specialty Retail — 0.8%
-(h)	Advance Auto Parts, Inc.	11
194	CarMax, Inc. (a) (c)	3,944
-(h)	Dick's Sporting Goods, Inc. (a) (c)	14
1	J Crew Group, Inc. (a) (c)	21
382	Staples, Inc.	8,218
		12,208

Textiles, Apparel & Luxury Goods — 0.0% (g)
3	Nike, Inc., Class B	179
-(h)	Polo Ralph Lauren Corp.	29
		208

Thrifts & Mortgage Finance — 0.5%
49	Fannie Mae	2,957
94	Freddie Mac	5,523
		8,480

Tobacco — 1.6%
354	Altria Group, Inc.	24,632
	Total Long-Term Investments
	(Cost $1,136,640)	1,515,301

Short-Term Investment — 2.8%

Investment Company — 2.8%
44,273	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $44,273)	44,273

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 1.8%

Corporate Notes — 0.5%
5,000	Macquarie Bank Ltd. (Australia),
	FRN, 5.17%, 08/20/08	5,000
2,000	Unicredito Italiano Bank plc (Ireland),
	FRN, 5.84%, 08/08/08	2,000
		7,000

Repurchase Agreements — 1.3%
623	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $623, collateralized by U.S. Government Agency Mortgages	623
5,000	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000
5,000	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000
5,000	Credit Suisse (USA) LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000
5,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000
		20,623
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $27,623)	27,623

Total Investments — 101.4%
(Cost $1,208,536)	1,587,197

Liabilities in Excess of Other Assets — (1.4)%	(21,454)

NET ASSETS — 100.0%	1,565,743

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07	UNREALIZED APPRECIATION
	Long Futures Outstanding
132	S&P 500 Index	December, 2007	50,757	$1,128

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	386,105
Aggregate gross unrealized depreciation	(7,444)
Net unrealized appreciation/depreciation	378,661

Federal income tax cost of investments	1,208,536

JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long Positions — 120.7% (j)

Common Stocks — 116.1%

Aerospace & Defense — 3.1%
156	Boeing Co.	16,424
516	United Technologies Corp.	41,545
		57,969

Auto Components — 2.0%
321	Johnson Controls, Inc.	37,940

Beverages — 0.9%
104	Coca-Cola Co. (The)	5,998
161	PepsiCo, Inc.	11,812
		17,810

Biotechnology — 1.5%
384	Amgen, Inc. (a)	21,729
142	Gilead Sciences, Inc. (a)	5,793
		27,522

Capital Markets — 4.0%
109	Lazard Ltd., Class A (Bermuda)	4,611
77	Legg Mason, Inc.	6,516
572	Morgan Stanley	36,048
383	State Street Corp.	26,082
154	TD AMERITRADE Holding Corp. (a)	2,805
		76,062

Chemicals — 1.8%
71	Monsanto Co.	6,068
164	Praxair, Inc.	13,767
253	Rohm & Haas Co.	14,076
		33,911

Commercial Banks — 5.1%
44	SunTrust Banks, Inc.	3,326
218	TCF Financial Corp.	5,697
305	U.S. Bancorp	9,925
364	UCBH Holdings, Inc.	6,354
441	Wachovia Corp.	22,107
1,066	Wells Fargo & Co.	37,985
162	Zions Bancorp	11,105
		96,499

Communications Equipment — 6.6%
1,997	Cisco Systems, Inc. (a)	66,133
1,559	Corning, Inc.	38,433
165	Motorola, Inc.	3,055
420	QUALCOMM, Inc.	17,766
		125,387

Computers & Peripherals — 5.6%
100	Apple, Inc. (a)	15,383
248	Dell, Inc. (a)	6,844
291	EMC Corp. (a)	6,047
592	Hewlett-Packard Co.	29,462

272	International Business Machines Corp.	32,064
517	Network Appliance, Inc. (a)	13,920
63	SanDisk Corp. (a)	3,458
		107,178

Construction & Engineering — 0.0% (g)
-(h)	KBR, Inc. (a)	-	(h)

Consumer Finance — 0.5%
158	American Express Co.	9,358
-(h)	Discover Financial Services (a)	-	(h)
		9,358

Diversified Financial Services — 4.8%
994	Bank of America Corp.	49,954
888	Citigroup, Inc.	41,438
		91,392

Diversified Telecommunication Services — 4.5%
1,273	AT&T, Inc.	53,872
730	Verizon Communications, Inc.	32,329
		86,201

Electric Utilities — 3.1%
528	Edison International	29,263
309	FirstEnergy Corp.	19,554
164	Northeast Utilities	4,676
287	Sierra Pacific Resources	4,516
		58,009

Electronic Equipment & Instruments — 0.4%
228	Tyco Electronics Ltd. (Bermuda)	8,076

Energy Equipment & Services — 2.3%
104	Baker Hughes, Inc.	9,382
166	Halliburton Co.	6,389
136	Nabors Industries Ltd. (Bermuda) (a)	4,200
216	Schlumberger Ltd.	22,709
		42,680

Food & Staples Retailing — 5.0%
509	CVS/Caremark Corp.	20,189
1,444	Safeway, Inc.	47,805
475	SUPERVALU, Inc.	18,539
254	SYSCO Corp.	9,032
		95,565

Food Products — 0.7%
88	General Mills, Inc.	5,100
222	Kraft Foods, Inc. Class A	7,656
		12,756

Health Care Equipment & Supplies — 1.3%
161	Covidien Ltd. (Bermuda) (a)	6,671
327	Medtronic, Inc.	18,450
		25,121

Health Care Providers & Services — 2.3%
255	Aetna, Inc.	13,855
50	McKesson Corp.	2,945
112	UnitedHealth Group, Inc.	5,442

275	WellPoint, Inc. (a)	21,723
43,965

Hotels, Restaurants & Leisure — 1.7%
512	International Game Technology	22,064
108	Starwood Hotels & Resorts Worldwide, Inc.	6,531
129	Yum! Brands, Inc.	4,380
		32,975

Household Products — 3.5%
202	Colgate-Palmolive Co.	14,385
728	Procter & Gamble Co.	51,211
		65,596

Industrial Conglomerates — 3.0%
1,362	General Electric Co.	56,368

Insurance — 3.8%
216	Aflac, Inc.	12,337
60	AMBAC Financial Group, Inc.	3,793
1	Berkshire Hathaway, Inc., Class B (a)	3,687
125	Genworth Financial, Inc., Class A	3,831
188	Hartford Financial Services Group, Inc.	17,427
117	MBIA, Inc.	7,161
103	MetLife, Inc.	7,155
138	Protective Life Corp.	5,858
170	RenaissanceRe Holdings Ltd. (Bermuda)	11,117
		72,366

Internet Software & Services — 2.7%
59	Google, Inc., Class A (a)	33,457
661	Yahoo!, Inc. (a)	17,739
		51,196

IT Services — 0.4%
152	Infosys Technologies Ltd. ADR (India)	7,368

Machinery — 3.7%
244	Caterpillar, Inc.	19,165
316	Danaher Corp.	26,129
49	Deere & Co.	7,254
142	Dover Corp.	7,252
218	Joy Global, Inc.	11,109
		70,909

Media — 3.6%
427	Comcast Corp., Class A (a)	10,313
384	New York Times Co. (The), Class A	7,588
1,810	News Corp., Class A	39,803
88	Time Warner Cable, Inc. (a)	2,875
251	Walt Disney Co. (The)	8,636
		69,215

Metals & Mining — 1.4%
71	Freeport-McMoRan Copper & Gold, Inc.	7,428
180	United States Steel Corp.	19,087
		26,515

Multi-Utilities — 1.0%
1,170	CMS Energy Corp.	19,679

Multiline Retail — 1.4%
452	Kohl's Corp. (a)	25,905

Oil, Gas & Consumable Fuels — 9.6%
156	Apache Corp.	14,089
100	Chevron Corp.	9,377
136	ConocoPhillips	11,902
139	Devon Energy Corp.	11,591
327	EOG Resources, Inc.	23,626
450	Exxon Mobil Corp.	41,671
110	Marathon Oil Corp.	6,269
528	Occidental Petroleum Corp.	33,816
70	Sunoco, Inc.	4,927
403	XTO Energy, Inc.	24,918
		182,186

Paper & Forest Products — 1.0%
2,259	Domtar Corp. (Canada) (a)	18,528

Personal Products — 0.2%
111	Avon Products, Inc.	4,172

Pharmaceuticals — 8.3%
553	Abbott Laboratories	29,676
61	Johnson & Johnson	4,012
1,258	Merck & Co., Inc.	65,038
1,421	Schering-Plough Corp.	44,960
132	Sepracor, Inc. (a)	3,643
237	Wyeth	10,564
		157,893

Real Estate Investment Trusts (REITs) — 2.5%
30	AMB Property Corp.	1,812
81	Apartment Investment & Management Co.	3,678
150	Digital Realty Trust, Inc.	5,907
131	Host Hotels & Resorts, Inc.	2,951
120	ProLogis	7,959
67	Public Storage, Inc.	5,262
37	Simon Property Group, Inc.	3,691
137	UDR, Inc.	3,341
293	Ventas, Inc.	12,112
		46,713

Road & Rail — 2.8%
1,013	Norfolk Southern Corp.	52,578

Semiconductors & Semiconductor Equipment — 4.1%
824	Altera Corp.	19,845
152	Analog Devices, Inc.	5,478
65	Broadcom Corp., Class A (a)	2,361
245	KLA-Tencor Corp.	13,693
-(h)	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	-	(h)
272	Texas Instruments, Inc.	9,968
1,030	Xilinx, Inc.	26,912
		78,257

Software — 2.5%
1,491	Microsoft Corp.	43,938

144	Oracle Corp. (a)	3,108
47,046

Specialty Retail — 1.1%
172	Advance Auto Parts, Inc.	5,756
243	CarMax, Inc. (a)	4,943
487	Staples, Inc.	10,456
		21,155

Thrifts & Mortgage Finance — 0.7%
56	Fannie Mae	3,419
120	Freddie Mac	7,065
164	NewAlliance Bancshares, Inc.	2,404
		12,888

Tobacco — 1.6%
445	Altria Group, Inc.	30,938
	Total Common Stocks
	(Cost $2,050,651)	2,203,847

Short-Term Investment — 4.6%

Investment Company — 4.6%
87,254	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $87,254)	87,254

Total Long Positions — 120.7%
(Cost $2,137,905)	2,291,101

Liabilities in Excess of Other Assets — (20.7)%	(393,249)

NET ASSETS — 100.0%	$ 1,897,852

Short Positions — 19.0%
Common Stocks — 19.0%
Aerospace & Defense — 0.5%
155	Honeywell International, Inc.	9,219
Biotechnology — 0.1%
237	Trimeris, Inc. (a)	1,843
Building Products — 0.2%
141	Masco Corp.	3,267
Capital Markets — 1.0%
81	Bank of New York Mellon Corp. (The)	3,593
167	Federated Investors, Inc., Class B	6,618
35	Goldman Sachs Group, Inc. (The)	7,478
28	Northern Trust Corp.	1,842
		19,531
Chemicals — 1.3%
271	H.B. Fuller Co.	8,037
275	Nova Chemicals Corp. (Canada)	10,625
128	OM Group, Inc. (a)	6,736
		25,398
Commercial Banks — 1.5%
112	Cathay General Bancorp	3,591
96	East West Bancorp, Inc.	3,449
227	KeyCorp	7,332
92	PNC Financial Services Group, Inc.	6,249
119	UMB Financial Corp.	5,084

56	Webster Financial Corp.	2,357
		28,062
Electric Utilities — 0.7%
47	Exelon Corp.	3,542
250	Southern Co. (The)	9,085
		12,627
Energy Equipment & Services — 0.7%
105	ENSCO International, Inc.	5,880
70	Rowan Cos., Inc.	2,567
76	Smith International, Inc.	5,448
		13,895
Food & Staples Retailing — 1.1%
446	Kroger Co. (The)	12,710
159	Whole Foods Market, Inc.	7,779
		20,489
Health Care Equipment & Supplies — 0.2%
97	St. Jude Medical, Inc. (a)	4,261
Industrial Conglomerates — 0.3%
52	3M Co.	4,886
Insurance — 0.3%
34	Navigators Group, Inc. (a)	1,821
58	RLI Corp.	3,301
		5,122
IT Services — 0.4%
168	Accenture Ltd., Class A (Bermuda)	6,756
Machinery — 1.3%
119	Eaton Corp.	11,797
155	Illinois Tool Works, Inc.	9,214
51	ITT Corp.	3,496
		24,507
Media — 1.1%
201	CBS Corp., Class B	6,345
88	E.W. Scripps Co., Class A	3,688
82	Gannett Co., Inc.	3,592
237	Time Warner, Inc.	4,355
85	Viacom, Inc., Class B (a)	3,314
		21,294
Multi-Utilities — 0.4%
79	Consolidated Edison, Inc.	3,639
72	PG&E Corp.	3,423
		7,062
Multiline Retail — 0.3%
123	Nordstrom, Inc.	5,772
Paper & Forest Products — 0.4%
224	International Paper Co.	8,028
Pharmaceuticals — 0.7%
284	Bristol-Myers Squibb Co.	8,191
74	Eli Lilly & Co.	4,204
		12,395
Real Estate Investment Trusts (REITs) — 2.3%

40	Camden Property Trust	2,576
157	DiamondRock Hospitality Co.	2,727
264	Douglas Emmett, Inc.	6,531
360	Equity One, Inc.	9,800
63	Highwoods Properties, Inc.	2,298
139	Regency Centers Corp.	10,649
161	Taubman Centers, Inc.	8,822
		43,403
Road & Rail — 0.8%
128	CSX Corp.	5,484
361	Heartland Express, Inc.	5,151
167	Knight Transportation, Inc.	2,870
128	Werner Enterprises, Inc.	2,188
		15,693
Semiconductors & Semiconductor Equipment — 1.6%
47	Cabot Microelectronics Corp. (a)	2,009
192	Intel Corp.	4,977
132	Lam Research Corp. (a)	7,033
228	Linear Technology Corp.	7,987
177	Microchip Technology, Inc.	6,421
92	Novellus Systems, Inc. (a)	2,517
		30,944
Specialty Retail — 0.8%
154	Best Buy Co., Inc.	7,086
145	O'Reilly Automotive, Inc. (a)	4,860
82	RadioShack Corp.	1,684
84	TJX Cos., Inc.	2,445
		16,075
Textiles, Apparel & Luxury Goods — 0.2%
137	Liz Claiborne, Inc.	4,687
Thrifts & Mortgage Finance — 0.2%
125	Washington Mutual, Inc.	4,425
Trading Companies & Distributors — 0.3%
59	W.W. Grainger, Inc.	5,408
Wireless Telecommunication Services — 0.3%
309	Sprint Nextel Corp.	5,868
	Total Short Positions --19.0%
	(Proceeds $361,882)	$ 360,917

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07	UNREALIZED APPRECIATION
	Long Futures Outstanding
70	S&P 500 Index	December, 2007	$26,917	$97

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(j)	All or a portion of these securities are segregated for short sales.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,125
Aggregate gross unrealized depreciation	(23,929)
Net unrealized appreciation/depreciation	$153,196

Federal income tax cost of investments	$2,137,905

JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands, except number of contracts)

Shares	Security Description	Value ($)

Long-Term Investments — 98.1%

Common Stocks — 98.1%

Aerospace & Defense — 0.9%
34	Orbital Sciences Corp. (a)	756

Air Freight & Logistics — 0.9%
41	Pacer International, Inc.	785

Airlines — 1.0%
25	Continental Airlines, Inc., Class B (a)	816
1	UAL Corp. (a) (c)	46
		862

Auto Components — 1.8%
25	Aftermarket Technology Corp. (a)	778
18	ArvinMeritor, Inc. (c)	299
11	Drew Industries, Inc. (a)	439
		1,516

Automobiles — 0.5%
30	Monaco Coach Corp. (c)	417

Biotechnology — 2.1%
10	Acadia Pharmaceuticals, Inc. (a) (c)	155
3	Alexion Pharmaceuticals, Inc. (a) (c)	202
6	Alkermes, Inc. (a) (c)	109
7	Arena Pharmaceuticals, Inc. (a)	80
1	Cephalon, Inc. (a)	80
3	Combinatorx, Inc. (a)	20
8	Human Genome Sciences, Inc. (a) (c)	79
3	InterMune, Inc. (a)	48
7	Keryx Biopharmaceuticals, Inc. (a) (c)	69
1	Martek Biosciences Corp. (a) (c)	23
4	Progenics Pharmaceuticals, Inc. (a) (c)	93
9	Regeneron Pharmaceuticals, Inc. (a) (c)	158
18	Savient Pharmaceuticals, Inc. (a)	258
1	Telik, Inc. (a) (c)	3
4	Theravance, Inc. (a)	102
4	United Therapeutics Corp. (a) (c)	279
		1,758

Capital Markets — 1.9%
6	Affiliated Managers Group, Inc. (a) (c)	778
15	Federated Investors, Inc., Class B	611
1	LaBranche & Co., Inc. (a)	5
17	Technology Investment Capital Corp. (c)	224
		1,618

Chemicals — 3.2%
7	CF Industries Holdings, Inc.	524
20	Innospec, Inc. (United Kingdom)	446
9	Spartech Corp.	150
51	Terra Industries, Inc. (a)	1,582
		2,702

Commercial Banks — 5.5%
3	1st Source Corp. (c)	60
24	BancFirst Corp. (c)	1,090
8	City Holding Co.	281
2	Commerce Bancshares, Inc.	92
4	FNB Corp.	118
23	Great Southern Bancorp, Inc. (c)	571
11	Horizon Financial Corp.	227
1	Lakeland Financial Corp.	32
26	Simmons First National Corp., Class A	674
18	Suffolk Bancorp (c)	561
10	Taylor Capital Group, Inc.	265
25	TCF Financial Corp.	655
10	W Holding Co., Inc. (c)	23
		4,649

Commercial Services & Supplies — 2.9%
18	Administaff, Inc.	639
9	Compx International, Inc.	180
7	Deluxe Corp.	251
59	Diamond Management & Technology Consultants, Inc.	545
1	Standard Parking Corp. (a)	56
62	Standard Register Co. (The)	783
2	Steelcase, Inc.	41
		2,495

Communications Equipment — 2.5%
10	Adtran, Inc.	219
9	Avocent Corp. (a)	271
18	Black Box Corp.	757
7	CommScope, Inc. (a)	336
23	InterDigital, Inc. (a) (c)	476
4	Tellabs, Inc. (a)	42
		2,101

Computers & Peripherals — 1.7%
54	Emulex Corp. (a)	1,026
19	Imation Corp.	468
		1,494

Construction & Engineering — 0.9%
26	EMCOR Group, Inc. (a)	800

Construction Materials — 0.0% (g)
1	Headwaters, Inc. (a) (c)	21

Consumer Finance — 1.8%
44	AmeriCredit Corp. (a) (c)	781
3	Credit Acceptance Corp. (a)	72
15	Dollar Financial Corp. (a) (c)	436
7	World Acceptance Corp. (a) (c)	228
		1,517

Containers & Packaging — 1.0%
95	Graphic Packaging Corp. (a) (c)	428
36	Smurfit-Stone Container Corp. (a)	422
		850

Diversified Consumer Services — 1.1%
23	Coinstar, Inc. (a)	727
5	Sotheby's	249
		976

Diversified Telecommunication Services — 0.8%
18	Citizens Communications Co.	262
22	Consolidated Communications Holdings, Inc.	428
		690

Electric Utilities — 0.8%
10	El Paso Electric Co. (a)	241
8	Portland General Electric Co.	222
8	Westar Energy, Inc.	196
		659

Electronic Equipment & Instruments — 4.3%
26	Coherent, Inc. (a)	831
70	Methode Electronics, Inc.	1,054
4	Mettler-Toledo International, Inc. (a)	377
28	MTS Systems Corp.	1,148
81	Sanmina-SCI Corp. (a)	171
1	Tech Data Corp. (a)	32
		3,613

Energy Equipment & Services --1.7%
26	Global Industries Ltd. (a)	659
19	Grey Wolf, Inc. (a)	125
50	ION Geophysical Corp. (a) (c)	696
		1,480

Food & Staples Retailing — 0.7%
15	Nash Finch Co. (c)	590

Gas Utilities — 1.3%
26	Nicor, Inc. (c)	1,128

Health Care Equipment & Supplies — 3.6%
7	Advanced Medical Optics, Inc. (a) (c)	199
9	Datascope Corp.	287
4	Hologic, Inc. (a) (c)	244
34	Invacare Corp.	793
26	Mentor Corp. (c)	1,183
8	Quidel Corp. (a)	164
10	Thoratec Corp. (a) (c)	197
		3,067

Health Care Providers & Services — 3.3%
14	Apria Healthcare Group, Inc. (a)	367
3	Healthways, Inc. (a) (c)	162
14	Landauer, Inc.	698
18	LCA-Vision, Inc. (c)	514
17	Magellan Health Services, Inc. (a)	670
12	Medcath Corp. (a)	332
2	Sunrise Senior Living, Inc. (a)	53
		2,796

Health Care Technology — 0.8%

38	Trizetto Group (a)	658

Hotels, Restaurants & Leisure — 2.0%
32	AFC Enterprises, Inc.(a) (c)	482
24	Domino's Pizza, Inc.	398
19	Monarch Casino & Resort, Inc. (a)	540
10	Papa John's International, Inc. (a) (c)	237
		1,657

Household Durables — 1.3%
27	American Greetings Corp., Class A	713
9	Blyth, Inc.	178
3	CSS Industries, Inc.	90
5	Helen of Troy Ltd. (Bermuda) (a)	102
		1,083

Industrial Conglomerates — 1.3%
14	Teleflex, Inc.	1,106

Insurance — 2.3%
3	Argo Group International Holdings Ltd. (Bermuda) (a)	115
9	Aspen Insurance Holdings Ltd. (Bermuda)	254
3	Axis Capital Holdings Ltd. (Bermuda)	97
16	Conseco, Inc. (a)	251
4	LandAmerica Financial Group, Inc. (c)	164
7	Meadowbrook Insurance Group, Inc. (a)	65
7	Navigators Group, Inc. (a)	363
4	Odyssey Re Holdings Corp. (c)	141
6	Platinum Underwriters Holdings Ltd. (Bermuda)	230
4	ProAssurance Corp. (a)	210
2	RenaissanceRe Holdings Ltd. (Bermuda)	105
		1,995

Internet & Catalog Retail — 1.2%
11	priceline.com, Inc. (a) (c)	1,012

Internet Software & Services — 1.3%
7	AsiaInfo Holdings, Inc. (China) (a)	63
29	CMGI, Inc. (a) (c)	39
34	SonicWALL, Inc. (a)	297
30	ValueClick, Inc. (a)	676
		1,075

IT Services — 0.7%
4	Acxiom Corp.	77
4	Authorize.Net Holdings, Inc. (a)	77
7	CSG Systems International, Inc. (a)	147
50	Unisys Corp. (a)	334
		635

Leisure Equipment & Products — 2.4%
21	Hasbro, Inc.	588
9	JAKKS Pacific, Inc. (a)	241
66	Sturm Ruger & Co., Inc. (a) (c)	1,180
		2,009

Life Sciences Tools & Services — 2.0%
2	AMAG Pharmaceuticals, Inc. (a)	137
27	Exelixis, Inc. (a)	288

5	Illumina, Inc. (a) (c)	260
5	Medivation, Inc. (a) (c)	92
16	Nektar Therapeutics (a) (c)	145
26	PerkinElmer, Inc.	768
		1,690

Machinery — 1.9%
4	AGCO Corp. (a)	213
6	Freightcar America, Inc. (c)	222
12	Nordson Corp.	613
16	Wabtec Corp.	584
		1,632

Media — 1.4%
33	Charter Communications, Inc., Class A (a) (c)	85
15	Cumulus Media, Inc., Class A (a)	151
13	Entercom Communications Corp., Class A (c)	242
61	Sinclair Broadcast Group, Inc., Class A	739
		1,217

Metals & Mining — 1.5%
6	Cleveland-Cliffs, Inc.	537
10	Quanex Corp.	474
5	Steel Dynamics, Inc.	243
		1,254

Multi-Utilities — 0.5%
17	NorthWestern Corp.	451

Multiline Retail — 1.6%
37	Big Lots, Inc. (a)	1,095
14	Saks, Inc. (c)	232
		1,327

Oil, Gas & Consumable Fuels — 3.4%
13	Forest Oil Corp. (a)	555
11	Frontier Oil Corp.	466
7	Harvest Natural Resources, Inc. (a) (c)	84
8	Mariner Energy, Inc. (a)	157
61	Meridian Resource Corp. (a)	151
25	Plains Exploration & Production Co. (a)	1,092
6	Swift Energy Co. (a) (c)	229
12	USEC, Inc. (a) (c)	118
		2,852

Paper & Forest Products — 0.4%
21	Buckeye Technologies, Inc. (a)	316

Personal Products — 0.3%
6	NBTY, Inc. (a)	256

Pharmaceuticals — 2.2%
6	Adams Respiratory Therapeutics, Inc. (a) (c)	212
5	Auxilium Pharmaceuticals, Inc. (a)	103
3	Barrier Therapeutics, Inc. (a)	18
9	Cardiome Pharma Corp. (Canada) (a) (c)	87
15	Cypress Bioscience, Inc. (a) (c)	203
6	MGI Pharma, Inc. (a)	161
10	Nastech Pharmaceutical Co., Inc. (a) (c)	126

8	Pozen, Inc. (a) (c)	90
3	Sucampo Pharmaceuticals, Inc., Class A (a)	32
6	ULURU, Inc. (a)	28
24	ViroPharma, Inc. (a) (c)	215
18	Watson Pharmaceuticals, Inc. (a)	580
		1,855

Real Estate Investment Trusts (REITs) — 6.5%
62	Anthracite Capital, Inc. (c)	563
34	Cousins Properties, Inc. (c)	1,007
32	Equity Inns, Inc.	714
12	Equity Lifestyle Properties, Inc.	611
4	Home Properties, Inc.	214
29	MFA Mortgage Investments, Inc.	233
1	Mid-America Apartment Communities, Inc. (c)	50
5	Pennsylvania Real Estate Investment Trust (c)	202
27	Ramco-Gershenson Properties	850
42	Sunstone Hotel Investors, Inc.	1,082
		5,526

Road & Rail — 0.5%
4	Arkansas Best Corp. (c)	115
7	Con-way, Inc.	308
		423

Semiconductors & Semiconductor Equipment — 3.9%
10	Amkor Technology, Inc. (a)	115
11	Asyst Technologies, Inc. (a)	57
8	Atmel Corp. (a)	40
46	Cirrus Logic, Inc. (a)	296
20	Credence Systems Corp. (a) (c)	63
18	Cymer, Inc. (a)	679
3	Integrated Device Technology, Inc. (a)	42
109	LSI Corp. (a)	807
47	Micrel, Inc.	508
18	OmniVision Technologies, Inc. (a) (c)	409
6	Semtech Corp. (a)	127
37	Silicon Storage Technology, Inc. (a)	118
3	Zoran Corp. (a)	69
		3,330

Software — 4.9%
58	Aspen Technology, Inc. (a)	836
36	BMC Software, Inc. (a)	1,134
21	EPIQ Systems, Inc. (a) (c)	393
7	eSpeed, Inc., Class A (a) (c)	57
1	Fair Isaac Corp. (c)	29
9	Magma Design Automation, Inc. (a)	120
5	MicroStrategy, Inc. (a)	412
6	Pegasystems, Inc. (c)	70
16	Sybase, Inc. (a)	375
26	Synopsys, Inc. (a)	699
		4,125

Specialty Retail — 3.1%

20	Barnes & Noble, Inc.	712
21	Blockbuster, Inc., Class A (a)	112
9	Books-A-Million, Inc.	114
41	Collective Brands, Inc. (a)	905
42	Midas, Inc. (a)	796
		2,639

Thrifts & Mortgage Finance — 1.6%
1	Accredited Home Lenders Holding Co. (a) (c)	16
3	Centerline Holding Co. (c)	49
11	Clayton Holdings, Inc. (a) (c)	91
14	Corus Bankshares, Inc. (c)	182
34	Federal Agricultural Mortgage Corp., Class C (c)	984
7	Ocwen Financial Corp. (a) (c)	67
		1,389

Tobacco — 1.4%
118	Alliance One International, Inc. (a)	771
8	Universal Corp.	397
		1,168

Trading Companies & Distributors — 0.3%
36	BlueLinx Holdings, Inc. (c)	255

Wireless Telecommunication Services — 1.2%
41	Dobson Communications Corp. (a)	528
10	Rural Cellular Corp., Class A (a)	435
4	USA Mobility, Inc. (a)	62
		1,025
	Total Long-Term Investments
	(Cost $76,968)	83,300

Short-Term Investments — 2.5%

Investment Company — 2.1%
1,741	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $1,741)	1,741

Principal Amount ($)

U.S. Treasury Obligation — 0.4%
365	U.S. Treasury Note,
	4.62%, 11/30/07 (k) (n)
	(Cost $365)	365
	Total Short-Term Investments
	(Cost $2,106)	2,106

Investments of Cash Collateral for Securities on Loan — 19.8.%

Certificate of Deposit — 2.2%
1,900	Deutsche Bank, New York (Germany),
	FRN, 5.35%, 01/22/08	1,900

Corporate Notes — 7.7%
1,000	Alliance and Leicester plc (United Kingdom),
	FRN, 5.83%, 09/02/08	1,000
1,500	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	1,500

500	Citigroup Global Markets Inc.,
	FRN, 5.40%, 10/05/07	500
1,000	Comerica Bank,
	FRN, 5.79%, 11/13/07	1,000
1,500	Macquarie Bank Ltd. (Australia),
	FRN, 5.17%, 08/20/08	1,500
1,000	Sigma Finance Inc.,
	FRN, 4.87%, 10/24/07	1,000
		6,500

Repurchase Agreements — 9.9%
2,441	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $2,442, collateralized by U.S. Government Agency Mortgages	2,441
1,500	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Bear Stearns, Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Credit Suisse (USA) LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
		8,441

Total Investments of Cash Collateral for Securities on Loan
(Cost $16,841)	16,841

Total Investments — 120.4%
(Cost $95,915)	102,247

Liabilities in Excess of Other Assets — (20.4)%	(17,291)

NET ASSETS — 100.0%	$84,956

Percentages indicated are based on net assets.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/07	Unrealized Appreciation
	Long Futures Outstanding
4	Russell 2000 Index	December, 2007	$1,626	$65

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,259
Aggregate gross unrealized depreciation	(1,927)
Net unrealized appreciation/depreciation	$6,332

Federal income tax cost of investments	$95,915

JPMorgan Value Advantage Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 94.3%

Common Stocks — 92.9%

Beverages — 2.7%
175	Anheuser-Busch Cos., Inc.	8,763
60	Diageo plc ADR (United Kingdom)	5,264
		14,027

Capital Markets — 6.3%
700	Charles Schwab Corp. (The)	15,120
550	W.P. Carey & Co. LLC	17,325
		32,445

Chemicals — 1.1%
100	Albemarle Corp.	4,420
30	Sigma-Aldrich Corp.	1,462
		5,882

Commercial Banks — 9.9%
70	M&T Bank Corp.	7,242
65	SunTrust Banks, Inc.	4,919
650	Synovus Financial Corp.	18,232
280	United Community Banks, Inc.	6,866
202	Wachovia Corp.	10,138
100	Wilmington Trust Corp.	3,890
		51,287

Commercial Services & Supplies — 0.5%
55	Pitney Bowes, Inc.	2,498

Communications Equipment — 0.5%
60	QUALCOMM, Inc.	2,536

Construction Materials — 2.2%
290	Cemex S.A.B. de C.V. ADR (Mexico) (a)	8,685
28	Vulcan Materials Co.	2,461
		11,146

Consumer Finance — 0.9%
80	American Express Co.	4,750

Containers & Packaging — 0.3%
60	Rock-Tenn Co., Class A	1,734

Distributors — 0.7%
70	Genuine Parts Co.	3,500

Diversified Financial Services — 1.1%
150	Onex Corp. (Canada)	5,512

Diversified Telecommunication Services — 2.8%
386	Citizens Communications Co.	5,523
425	Qwest Communications International, Inc. (a)	3,893
359	Windstream Corp.	5,072
		14,488

Electrical Equipment — 0.6%
80	Baldor Electric Co.	3,196

Energy Equipment & Services — 2.5%
100	RPC, Inc.	1,421

120	SEACOR Holdings, Inc. (a)	11,412
12,833

Food Products — 1.2%
350	B&G Foods, Inc., Class A	4,480
30	Wm. Wrigley, Jr., Co.	1,927
		6,407

Health Care Providers & Services — 3.4%
160	Coventry Health Care, Inc. (a)	9,954
150	National Healthcare Corp.	7,708
		17,662

Hotels, Restaurants & Leisure — 0.8%
70	Cedar Fair LP	1,670
50	McDonald's Corp.	2,723
		4,393

Household Durables — 0.5%
30	Fortune Brands, Inc.	2,445

Industrial Conglomerates — 0.8%
90	Carlisle Cos., Inc.	4,374

Insurance — 11.7%
275	Assurant, Inc. (c)	14,712
-(h)	Berkshire Hathaway, Inc., Class A (a)	11,851
15	Everest Re Group Ltd. (Bermuda)	1,654
50	IPC Holdings Ltd. (Bermuda)	1,443
115	Loews Corp.	5,560
450	Old Republic International Corp.	8,433
334	OneBeacon Insurance Group Ltd.	7,200
177	ProAssurance Corp. (a) (c)	9,508
		60,361

IT Services — 1.0%
240	Western Union Co. (The)	5,033

Machinery — 2.4%
60	Crane Co. (c)	2,878
50	Joy Global, Inc.	2,543
25	Kennametal, Inc.	2,099
75	Oshkosh Truck Corp.	4,648
		12,168

Media — 7.4%
170	Cablevision Systems Corp., Class A (a)	5,940
363	Clear Channel Communications, Inc.	13,579
200	Entercom Communications Corp., Class A	3,866
200	Lin TV Corp., Class A (a)	2,602
120	McClatchy Co., Class A	2,398
12	Washington Post Co. (The), Class B	9,633
		38,018

Metals & Mining — 0.4%
25	Cleveland-Cliffs, Inc.	2,199

Oil, Gas & Consumable Fuels — 8.8%
250	Devon Energy Corp.	20,800
105	Kinder Morgan Management LLC (a)	4,909
160	Teekay Corp. (Bahamas)	9,410

300	Williams Cos., Inc.	10,218
45,337

Pharmaceuticals — 1.0%
100	Merck & Co., Inc.	5,169

Real Estate Investment Trusts (REITs) — 7.0%
380	Agree Realty Corp.	11,909
30	iStar Financial, Inc.	1,020
260	National Health Investors, Inc.	8,037
50	Plum Creek Timber Co., Inc.	2,238
70	PS Business Parks, Inc.	3,979
50	Public Storage	3,932
100	Rayonier, Inc.	4,804
		35,919

Real Estate Management & Development — 2.1%
125	Brookfield Asset Management, Inc., Class A (Canada)	4,813
235	Brookfield Properties Co.	5,851
		10,664

Software — 0.6%
100	Microsoft Corp.	2,946

Specialty Retail — 5.0%
143	AutoNation, Inc. (a)	2,526
45	AutoZone, Inc. (a)	5,226
114	Bed Bath & Beyond, Inc. (a)	3,893
50	Home Depot, Inc.	1,622
351	Staples, Inc.	7,537
170	TJX Cos., Inc.	4,942
		25,746

Textiles, Apparel & Luxury Goods — 1.6%
60	Columbia Sportswear Co.	3,318
59	V.F. Corp.	4,724
		8,042

Thrifts & Mortgage Finance — 3.7%
60	FirstFed Financial Corp. (a)	2,973
70	Freddie Mac	4,131
700	People's United Financial, Inc.	12,096
		19,200

Tobacco — 0.5%
40	Altria Group, Inc.	2,781

Trading Companies & Distributors — 0.9%
115	GATX Corp.	4,916

Total Common Stocks
(Cost $452,175)	479,614

Investment Company — 1.4%
273	Cohen & Steers Select Utility Fund, Inc.
	(Cost $6,580)	7,121

Total Long-Term Investments
(Cost $458,755)	486,735

Short-Term Investment — 5.5%

Investment Company — 5.5%
28,535	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $28,535)	28,535

Total Investments — 99.8%
(Cost $487,290)	515,270

Other Assets in Excess of Liabilities — 0.2%	1,229

NET ASSETS — 100.0%	$516,499

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,311
Aggregate gross unrealized depreciation	(12,331)
Net unrealized appreciation/depreciation	$27,980

Federal income tax cost of investments	$487,290

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007